UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23757

Goldman Sachs ETF Trust II

(Exact name of registrant as specified in charter)

200 West Street,

New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: August 31, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders is filed herewith.

Annual Shareholder Report

August 31, 2024

Goldman Sachs MarketBeta® Total International Equity ETF

NYSE Arca, Inc.: GXUS

Fund Overview

This annual shareholder report contains important information about Goldman Sachs MarketBeta® Total International Equity ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GXUS	$20	0.18%

How did the Fund perform and what affected its performance?

The broad international equity market experienced volatility driven by prolonged higher interest rates, persistent inflation and heightened geopolitical concerns but performed strongly overall as gradually waning inflation levels globally indicated a peaking of central bank tightening cycles and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data and favorable corporate earnings reports.

Top Contributors to Performance:

  Solactive GBS Global Markets ex United States Large & Mid Cap Index (Index) constituents in the financials, information technology and industrials sectors contributed most positively to the Index’s results during the reporting period.

  Positions in Taiwan-based semiconductor company Taiwan Semiconductor Manufacturing, Denmark-based health care company Novo Nordisk and Netherlands-based photolithography systems supplier ASML Holding contributed most positively to the Index’s returns during the reporting period (2.47%, 1.54%, 1.24% of Fund net assets as of August 31, 2024, respectively).

Top Detractors from Performance:

  Index constituents in the real estate, consumer staples and energy sectors contributed least to the Index’s results during the reporting period.

  Positions in Switzerland-based consumer staples company Nestle, Germany-based health care company Bayer and Hong Kong-based financials company AIA Group contributed least to the Index’s results during the reporting period (1.00%, 0.11% and 0.28% of Fund net assets as of August 31, 2024, respectively).

Top Contributors

  Japan

  India

  Taiwan

Top Detractors

  China

  Hong Kong

  Mexico

The above represents countries.

Goldman Sachs MarketBeta® Total International Equity ETF

GXUS

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or less if the Fund has been in operation for less than 10 years). For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Shares based on NAV	Solactive GBS Global Markets ex United States Large & Mid Cap Index	MSCI World ex USA Index
5/31/23	$10,000	$10,000	$10,000
8/23	$10,185	$10,393	$10,396
8/24	$11,981	$12,279	$12,418

Average Annual Total Returns (%)

	1 Year	Since Inception
Shares based on NAV (Commenced May 31, 2023)	17.63%	15.49%
Shares based on Market Price (Commenced May 31, 2023)	16.66%	17.19%
Solactive GBS Global Markets ex United States Large & Mid Cap Index	18.15%	17.78%
MSCI World ex USA Index	19.45%	18.84%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market share price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the MSCI World ex USA Index.

Goldman Sachs MarketBeta® Total International Equity ETF

GXUS

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$466,547,076
# of Portfolio Holdings	2,830
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$765,710

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	21.7%
Industrials	14.4%
Information Technology	13.1%
Consumer Discretionary	10.7%
Health Care	9.6%
Consumer Staples	7.4%
Materials	6.7%
Communication Services	5.4%
Energy	5.3%
Other Sectors	5.8%

Goldman Sachs MarketBeta® Total International Equity ETF

GXUS

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The financial instrument is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or Index trademark or the Index Price at any time or in any other respect. See https://am.gs.com/en-us/individual/funds/detail/PV104572/38150W206/goldman-sachs-market-beta-total-international-equity-etf for full disclaimer.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MarketBeta® Total International Equity ETF

38150W206-AR-0824  GXUS

Annual Shareholder Report

August 31, 2024

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

NYSE Arca, Inc.: GUSA

Fund Overview

This annual shareholder report contains important information about Goldman Sachs MarketBeta® U.S. 1000 Equity ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GUSA	$12	0.11%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Top Contributors to Performance:

  Positions in information technology companies NVIDIA, Microsoft and Apple contributed most positively to the Solactive GBS United States 1000 Index’s (Index) returns during the reporting period (5.44%, 5.90%, 6.37% of Fund net assets as of August 31, 2024, respectively).

Top Detractors from Performance:

  Positions in electric vehicle maker Tesla, semiconductor company Intel and pharmaceuticals company Pfizer contributed least to the Index’s results during the reporting period (1.13%, 0.18% and 0.32% of Fund net assets as of August 31, 2024, respectively).

Top Contributors

  Information Technology

  Financials

  Communication Services

Top Detractors

  Energy

  Materials

  Real Estate

The above represents sectors.

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

GUSA

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or less if the Fund has been in operation for less than 10 years). For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Shares based on NAV	Solactive GBS United States 1000 Index	Russell 1000® Index
4/5/22	$10,000	$10,000	$10,000
8/22	$8,764	$8,765	$8,773
8/23	$10,117	$10,113	$10,124
8/24	$12,798	$12,809	$12,817

Average Annual Total Returns (%)

	1 Year	Since Inception
Shares based on NAV (Commenced April 5, 2022)	26.50%	10.78%
Shares based on Market Price (Commenced April 5, 2022)	26.36%	10.75%
Solactive GBS United States 1000 Index	26.66%	10.83%
Russell 1000® Index	26.60%	10.85%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market share price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

GUSA

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,747,886,435
# of Portfolio Holdings	1,013
Portfolio Turnover Rate	2%
Total Net Advisory Fees Paid	$1,602,465

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	29.6%
Financials	13.1%
Health Care	12.1%
Consumer Discretionary	10.2%
Industrials	9.4%
Communication Services	8.6%
Consumer Staples	5.8%
Energy	3.6%
Real Estate	2.6%
Other Sectors	5.0%

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

GUSA

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The financial instrument is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or Index trademark or the Index Price at any time or in any other respect. See https://am.gs.com/en-us/individual/funds/detail/PV104276/38150W107/goldman-sachs-market-beta-us-1000-equity-etf for full disclaimer.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

38150W107-AR-0824  GUSA

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Kathryn A. Cassidy and Michael Latham are each an “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by the Funds of the Goldman Sachs ETF Trust II to which this certified shareholder report relates.

	2024	2023	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$52,827	$21,315	Financial Statement audits.

Audit-Related Fees:

• PwC	$6,300	$6,300	Other attest services.

Tax Fees:

• PwC	$ 0	$ 0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs ETF Trust II’s service affiliates* that were pre-approved by the Audit Committee of the Goldman Sachs ETF Trust II pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2024	2023	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,122,312	$2,075,449	Internal control review performanced in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs ETF Trust II. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs ETF Trust II (“GS ETF II”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GS ETF II may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GS ETF II at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to the Goldman Sachs ETF II’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GS ETF II, the Audit Committee will pre-approve those non-audit services provided to GS ETF II’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GS ETF II) where the engagement relates directly to the operations or financial reporting of GS ETF II.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GS ETF II’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GS ETF II’s service affiliates listed in Table 2 were approved by GS ETF II’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GS ETF II by PwC for the twelve months ended August 31, 2024 and August 31, 2023 were approximately $6,300 and $6,300, respectively. The aggregate non-audit fees billed to GS ETF II’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2023 and December 31, 2022 were approximately $18.0 million and $17.1 million, respectively. With regard to the aggregate non-audit fees billed to GS ETF II’s adviser and service affiliates, the 2023 and 2022 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GS ETF II’s operations or financial reporting.

Item 4(h) — GS ETF II’s Audit Committee has considered whether the provision of non-audit services to GS ETF II’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

Item 4(i) – Not applicable.

Item 4(j) – Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Audit Committee are Cheryl K. Beebe, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling, Lawrence Hughes, John F. Killian, Steven D. Krichmar, Michael Latham, Lawrence W. Stranghoener, Paul C. Wirth, and Gregory G. Weaver, each a Trustee of the Registrant.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds
Annual Financial Statements August 31, 2024
Goldman Sachs MarketBeta® ETFs II
Goldman Sachs MarketBeta® Total International Equity
ETF (GXUS)
Goldman Sachs MarketBeta® U.S. 1000 Equity
ETF (GUSA)

Goldman Sachs MarketBeta® ETFs II

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments August 31, 2024

Shares	Description	Value

Common Stocks – 98.5%

Australia – 4.8%
9,968	AGL Energy Ltd. (Utilities)	$78,522
3,957	Ampol Ltd. (Energy)	77,672
49,875	ANZ Group Holdings Ltd. (Financials)	1,028,742
21,312	APA Group (Utilities)	109,753
9,824	Aristocrat Leisure Ltd. (Consumer Discretionary)	364,674
3,186	ASX Ltd. (Financials)	132,339
19,665	Atlas Arteria Ltd. (Industrials)	68,048
30,508	Aurizon Holdings Ltd. (Industrials)	69,965
82,405	BHP Group Ltd. (Materials)	2,279,524
7,543	BlueScope Steel Ltd. (Materials)	105,736
23,061	Brambles Ltd. (Industrials)	285,243
5,598	CAR Group Ltd. (Communication Services)	143,802
7,727	Charter Hall Group REIT (Real Estate)	75,968
1,087	Cochlear Ltd. (Health Care)	221,532
21,524	Coles Group Ltd. (Consumer Staples)	274,410
27,671	Commonwealth Bank of Australia (Financials)	2,619,082
8,742	Computershare Ltd. (Industrials)	168,631
17,632	Dexus REIT (Real Estate)	86,375
2,596	EBOS Group Ltd. (Health Care)	56,847
22,420	Endeavour Group Ltd. (Consumer Staples)	81,232
29,649	Evolution Mining Ltd. (Materials)	85,295
26,208	Fortescue Ltd. (Materials)	324,880
154,546	Glencore PLC (Materials)*	814,073
30,531	Goodman Group REIT (Real Estate)	691,891
31,795	GPT Group (The) REIT (Real Estate)	106,139
10,978	IGO Ltd. (Materials)	41,340
40,502	Insurance Australia Group Ltd. (Financials)	207,479
36,975	Lottery Corp. Ltd. (The) (Consumer Discretionary)	125,187
15,378	Lynas Rare Earths Ltd. (Materials)*	73,664
6,019	Macquarie Group Ltd. (Financials)	880,691
45,736	Medibank Pvt Ltd. (Financials)	119,783
2,789	Mineral Resources Ltd. (Materials)	75,977
65,367	Mirvac Group REIT (Real Estate)	90,477
51,302	National Australia Bank Ltd. (Financials)	1,328,637
9,944	NEXTDC Ltd. (Information Technology)*	114,362
18,678	Northern Star Resources Ltd. (Materials)	193,390

Shares	Description	Value

Common Stocks – (continued)

Australia – (continued)
7,535	Orica Ltd. (Materials)	$90,798
28,381	Origin Energy Ltd. (Utilities)	191,795
45,589	Pilbara Minerals Ltd. (Materials)	91,868
811	Pro Medicus Ltd. (Health Care)	82,925
28,519	Qantas Airways Ltd. (Industrials)*	129,839
24,762	QBE Insurance Group Ltd. (Financials)	265,288
3,008	Ramsay Health Care Ltd. (Health Care)	84,801
834	REA Group Ltd. (Communication Services)	123,925
4,895	Reece Ltd. (Industrials)	90,803
6,155	Rio Tinto Ltd. (Materials)	465,852
17,711	Rio Tinto PLC (Materials)	1,110,298
53,904	Santos Ltd. (Energy)	264,063
86,163	Scentre Group REIT (Real Estate)	201,108
5,688	SEEK Ltd. (Communication Services)	88,957
3,284	Seven Group Holdings Ltd. (Industrials)	91,534
7,475	Sonic Healthcare Ltd. (Health Care)	140,387
75,086	South32 Ltd. (Materials)	159,970
39,633	Stockland REIT (Real Estate)	134,993
20,984	Suncorp Group Ltd. (Financials)	251,579
191,639	Telstra Group Ltd. (Communication Services)	511,006
6,510	TPG Telecom Ltd. (Communication Services)	21,908
51,113	Transurban Group (Industrials)	469,916
13,225	Treasury Wine Estates Ltd. (Consumer Staples)	102,563
63,774	Vicinity Ltd. REIT (Real Estate)	96,061
3,847	Washington H Soul Pattinson & Co. Ltd. (Financials)	90,052
18,679	Wesfarmers Ltd. (Consumer Discretionary)	920,111
58,013	Westpac Banking Corp. (Financials)	1,229,664
13,610	Whitehaven Coal Ltd. (Energy)	61,778
2,844	WiseTech Global Ltd. (Information Technology)	229,378
31,501	Woodside Energy Group Ltd. (Energy)	581,144
20,073	Woolworths Group Ltd. (Consumer Staples)	485,945
6,179	Worley Ltd. (Industrials)	63,851
3,454	Yancoal Australia Ltd. (Energy)	12,642

		22,538,164

Austria – 0.2%
1,183	ANDRITZ AG (Industrials)	78,044
1,296	BAWAG Group AG (Financials)*(a)	99,199
566	CA Immobilien Anlagen AG (Real Estate)(b)	19,923

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Austria – (continued)
5,208	Erste Group Bank AG (Financials)	$285,412
553	EVN AG (Utilities)	19,312
530	IMMOFINANZ AG (Real Estate)*	18,509
7,333	Mondi PLC (Materials)	141,863
2,349	OMV AG (Energy)	102,392
2,472	Raiffeisen Bank International AG (Financials)	49,006
2,268	Telekom Austria AG (Communication Services)	22,318
537	Verbund AG (Utilities)	45,858
549	Vienna Insurance Group AG Wiener Versicherung Gruppe (Financials)	18,930
1,857	voestalpine AG (Materials)	45,386
1,776	Wienerberger AG (Materials)	58,700

		1,004,852

Belgium – 0.6%
367	Ackermans & van Haaren NV (Industrials)	73,041
2,519	Ageas SA/NV (Financials)	129,711
15,559	Anheuser-Busch InBev SA/NV (Consumer Staples)	952,391
1,898	Azelis Group NV (Industrials)	39,749
624	Colruyt Group NV (Consumer Staples)	32,187
346	D’ieteren Group (Consumer Discretionary)	83,874
465	Elia Group SA/NV (Utilities)	51,008
1,364	Groupe Bruxelles Lambert NV (Financials)	105,309
4,152	KBC Group NV (Financials)	323,272
7	Lotus Bakeries NV (Consumer Staples)	88,176
248	Sofina SA (Financials)	60,393
1,160	Solvay SA (Materials)	40,703
1,160	Syensqo SA (Materials)	95,530
1,996	UCB SA (Health Care)	361,674
3,354	Umicore SA (Materials)	42,323
2,702	Warehouses De Pauw CVA REIT (Real Estate)	72,199

		2,551,540

Brazil – 1.2%
73,240	Ambev SA (Consumer Staples)	166,311
8,818	Atacadao SA (Consumer Staples)*	13,967
93,709	B3 SA – Brasil Bolsa Balcao (Financials)	209,812
24,214	Banco Bradesco SA (Financials)	60,457
24,804	Banco BTG Pactual SA (Financials)	155,745
28,568	Banco do Brasil SA (Financials)	141,849
6,207	Banco Santander Brasil SA (Financials)	34,415
11,159	BB Seguridade Participacoes SA (Financials)	72,373

Shares	Description	Value

Common Stocks – (continued)

Brazil – (continued)
12,300	BRF SA (Consumer Staples)*	$56,968
8,598	Caixa Seguridade Participacoes SA (Financials)	24,823
16,590	CCR SA (Industrials)	38,814
19,276	Centrais Eletricas Brasileiras SA (Utilities)	142,103
5,649	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	94,491
1	Cia Energetica de Minas Gerais (Utilities)	1
12,415	Cia Paranaense de Energia (Utilities)	20,563
9,983	Cia Siderurgica Nacional SA (Materials)	20,906
19,409	Cosan SA (Energy)	45,787
3,119	CPFL Energia SA (Utilities)	18,775
7,459	CSN Mineracao SA (Materials)	7,481
11,400	Embraer SA (Industrials)*	94,267
4,929	Energisa SA (Utilities)	41,176
9,973	Eneva SA (Utilities)*	23,122
2,905	Engie Brasil Energia SA (Utilities)	23,165
18,059	Equatorial Energia SA (Utilities)	109,056
77,908	Hapvida Participacoes e Investimentos SA (Health Care)*(a)	58,328
6,684	Hypera SA (Health Care)	33,684
7,481	Itau Unibanco Holding SA (Financials)	42,020
15,258	Klabin SA (Materials)	58,168
14,182	Localiza Rent a Car SA (Industrials)	103,598
15,841	Lojas Renner SA (Consumer Discretionary)	47,579
4,461	Multiplan Empreendimentos Imobiliarios SA (Real Estate)	20,197
13,939	Natura & Co. Holding SA (Consumer Staples)	33,350
3,069	Neoenergia SA (Utilities)	10,784
52,587	NU Holdings Ltd., Class A (Financials)*	787,227
3,308	Pagseguro Digital Ltd., Class A (Financials)*	36,620
61,509	Petroleo Brasileiro SA (Energy)	466,371
2,807	Porto Seguro SA (Financials)	16,882
13,354	PRIO SA (Energy)	110,448
20,901	Raia Drogasil SA (Consumer Staples)	101,713
16,372	Rede D’Or Sao Luiz SA (Health Care)(a)	92,306
20,244	Rumo SA (Industrials)	78,105
22,455	Sendas Distribuidora SA (Consumer Staples)*	37,945
3,981	StoneCo Ltd., Class A (Financials)*	52,788
11,514	Suzano SA (Materials)	111,820

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Brazil – (continued)
6,744	Telefonica Brasil SA (Communication Services)	$61,720
13,274	TIM SA (Communication Services)	41,861
8,628	TOTVS SA (Information Technology)	45,659
12,021	Ultrapar Participacoes SA (Energy)	49,584
65,200	Vale SA (Materials)	685,928
18,525	Vibra Energia SA (Consumer Discretionary)	84,132
24,648	WEG SA (Industrials)	235,673
7,516	Wheaton Precious Metals Corp. (Materials)	464,483
6,445	XP, Inc., Class A (Financials)	118,652
2,554	Yara International ASA (Materials)	74,458

		5,778,510

Canada – 7.3%
8,207	Agnico Eagle Mines Ltd. (Materials)	668,617
5,948	Air Canada (Industrials)*	68,141
11,414	Algonquin Power & Utilities Corp. (Utilities)	61,908
11,885	Alimentation Couche-Tard, Inc. (Consumer Staples)	678,400
4,641	AltaGas Ltd. (Utilities)	118,870
10,105	ARC Resources Ltd. (Energy)	186,992
12,071	Bank of Montreal (Financials)	1,009,477
20,354	Bank of Nova Scotia (The) (Financials)	1,015,925
28,970	Barrick Gold Corp. (Materials)	584,881
15,150	BCE, Inc. (Communication Services)(b)	530,686
6,256	Brookfield Asset Management Ltd., Class A (Financials)	255,021
24,825	Brookfield Corp. (Financials)	1,248,848
5,280	CAE, Inc. (Industrials)*	94,454
7,170	Cameco Corp. (Energy)	292,546
2,774	Canadian Apartment Properties REIT (Real Estate)	107,811
15,245	Canadian Imperial Bank of Commerce (Financials)	890,889
9,422	Canadian National Railway Co. (Industrials)	1,110,087
34,676	Canadian Natural Resources Ltd. (Energy)	1,255,051
15,290	Canadian Pacific Kansas City Ltd. (Industrials)	1,269,147
885	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	100,888
2,048	Canadian Utilities Ltd., Class A (Utilities)	51,665
2,400	CCL Industries, Inc., Class B (Materials)	137,206
21,820	Cenovus Energy, Inc. (Energy)	404,587
3,160	CGI, Inc. (Information Technology)*	355,988

Shares	Description	Value

Common Stocks – (continued)

Canada – (continued)
4,590	Choice Properties Real Estate Investment Trust REIT (Real Estate)	$50,200
331	Constellation Software, Inc. (Information Technology)	1,080,785
4,582	Dollarama, Inc. (Consumer Discretionary)	464,065
4,509	Emera, Inc. (Utilities)	169,788
2,494	Empire Co. Ltd. (Consumer Staples)	69,541
35,137	Enbridge, Inc. (Energy)	1,413,562
373	Fairfax Financial Holdings Ltd. (Financials)	450,273
643	FirstService Corp. (Real Estate)	115,900
8,040	Fortis, Inc. (Utilities)	353,754
3,163	Franco-Nevada Corp. (Materials)	386,202
928	George Weston Ltd. (Consumer Staples)	150,924
2,854	Gildan Activewear, Inc. (Consumer Discretionary)	130,063
4,544	Great-West Lifeco, Inc. (Financials)(b)	149,359
5,248	Hydro One Ltd. (Utilities)(a)	178,379
1,709	iA Financial Corp., Inc. (Financials)	131,343
1,487	IGM Financial, Inc. (Financials)	43,780
2,763	Imperial Oil Ltd. (Energy)	208,083
2,904	Intact Financial Corp. (Financials)	546,497
10,577	Ivanhoe Mines Ltd., Class A (Materials)*	141,027
3,793	Keyera Corp. (Energy)	113,614
20,191	Kinross Gold Corp. (Materials)	182,472
2,330	Loblaw Cos. Ltd. (Consumer Staples)	304,063
4,410	Magna International, Inc. (Consumer Discretionary)	185,333
29,866	Manulife Financial Corp. (Financials)	824,570
3,817	Metro, Inc. (Consumer Staples)	239,768
5,584	National Bank of Canada (Financials)	511,644
4,187	Northland Power, Inc. (Utilities)(b)	64,090
8,240	Nutrien Ltd. (Materials)	399,054
1,097	Onex Corp. (Financials)	77,504
4,426	Open Text Corp. (Information Technology)	140,818
6,035	Pan American Silver Corp. (Materials)	121,887
9,592	Pembina Pipeline Corp. (Energy)	386,384
8,816	Power Corp. of Canada (Financials)	270,612
2,544	Quebecor, Inc., Class B (Communication Services)	63,178
3,011	RB Global, Inc. (Industrials)	259,378

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Canada – (continued)
4,663	Restaurant Brands International, Inc. (Consumer Discretionary)	$323,945
6,158	Rogers Communications, Inc., Class B (Communication Services)	249,610
23,426	Royal Bank of Canada (Financials)	2,832,847
4,056	Saputo, Inc. (Consumer Staples)	90,194
18,965	Shopify, Inc., Class A (Information Technology)*	1,404,486
1,882	Stantec, Inc. (Industrials)	154,121
9,738	Sun Life Financial, Inc. (Financials)	530,776
21,215	Suncor Energy, Inc. (Energy)(b)	860,406
17,235	TC Energy Corp. (Energy)	798,226
7,610	Teck Resources Ltd., Class B (Materials)	364,365
23,855	TELUS Corp. (Communication Services)	385,326
1,288	TFI International, Inc. (Industrials)	190,608
2,354	Thomson Reuters Corp. (Industrials)	403,154
29,155	Toronto-Dominion Bank (The) (Financials)	1,746,812
5,272	Tourmaline Oil Corp. (Energy)	240,257
909	West Fraser Timber Co. Ltd. (Materials)	80,429
2,061	WSP Global, Inc. (Industrials)	343,554

		33,875,095

Chile – 0.2%
5,440	Antofagasta PLC (Materials)	132,481
727,109	Banco de Chile (Financials)	91,672
1,473	Banco de Credito e Inversiones SA (Financials)	44,966
1,027,617	Banco Santander Chile (Financials)	52,675
21,127	Cencosud SA (Consumer Staples)	42,627
235,561	Cia Sud Americana de Vapores SA (Industrials)	14,264
19,320	Empresas CMPC SA (Materials)	33,250
6,905	Empresas Copec SA (Consumer Discretionary)	45,089
316,033	Enel Americas SA (Utilities)	33,744
403,063	Enel Chile SA (Utilities)	21,764
19,601	Falabella SA (Consumer Discretionary)*	69,049
7,432,841	Latam Airlines Group SA (Industrials)	95,738
10,880	Lundin Mining Corp. (Materials)	112,856
4,708	Quinenco SA (Industrials)	16,431

		806,606

Shares	Description	Value

Common Stocks – (continued)

China – 7.2%
6,551	360 Security Technology, Inc., Class A (Information Technology)	$6,471
2,084	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A (Communication Services)	4,102
198	3peak, Inc., Class A (Information Technology)*	2,228
11,580	AAC Technologies Holdings, Inc. (Information Technology)	49,212
695	Accelink Technologies Co. Ltd., Class A (Information Technology)	2,857
230	ACM Research Shanghai, Inc., Class A (Information Technology)	2,969
571	Advanced Micro-Fabrication Equipment Inc China, Class A (Information Technology)	10,881
1,191	AECC Aero-Engine Control Co. Ltd., Class A (Industrials)	3,217
2,481	AECC Aviation Power Co. Ltd., Class A (Industrials)	12,428
89,726	Agricultural Bank of China Ltd., Class A (Financials)	57,226
470,041	Agricultural Bank of China Ltd., Class H (Financials)	207,892
9,330	Aier Eye Hospital Group Co. Ltd., Class A (Health Care)	12,770
595	AIMA Technology Group Co. Ltd., Class A (Consumer Discretionary)	2,471
7,047	Air China Ltd., Class A (Industrials)*	6,941
26,591	Air China Ltd., Class H (Industrials)*	11,386
2,825	Airtac International Group (Industrials)	76,387
1,687	Aisino Corp., Class A (Information Technology)	1,866
6,009	Akeso, Inc. (Health Care)*(a)	37,824
259,528	Alibaba Group Holding Ltd. (Consumer Discretionary)	2,709,932
83,650	Alibaba Health Information Technology Ltd. (Consumer Staples)*	32,279
12,308	Aluminum Corp. of China Ltd., Class A (Materials)	11,862
62,560	Aluminum Corp. of China Ltd., Class H (Materials)	39,218
384	Amlogic Shanghai Co. Ltd., Class A (Information Technology)	2,945
5,955	Angang Steel Co. Ltd., Class A (Materials)*	1,706
22,012	Angang Steel Co. Ltd., Class H (Materials)*	3,189

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
794	Angel Yeast Co. Ltd., Class A (Consumer Staples)	$3,502
3,672	Anhui Conch Cement Co. Ltd., Class A (Materials)	10,839
19,657	Anhui Conch Cement Co. Ltd., Class H (Materials)	42,538
1,390	Anhui Gujing Distillery Co. Ltd., Class A (Consumer Staples)	33,739
1,985	Anhui Jianghuai Automobile Group Corp. Ltd., Class A (Consumer Discretionary)	5,633
595	Anhui Kouzi Distillery Co. Ltd., Class A (Consumer Staples)	3,060
595	Anhui Yingjia Distillery Co. Ltd., Class A (Consumer Staples)	4,223
298	Anjoy Foods Group Co. Ltd., Class A (Consumer Staples)	3,208
387	Anker Innovations Technology Co. Ltd., Class A (Information Technology)	3,445
21,274	ANTA Sports Products Ltd. (Consumer Discretionary)	209,456
1,092	Apeloa Pharmaceutical Co. Ltd., Class A (Health Care)	2,290
893	Asia - Potash International Investment Guangzhou Co. Ltd., Class A (Materials)*	2,189
389	ASR Microelectronics Co. Ltd., Class A (Information Technology)*	1,777
298	Asymchem Laboratories Tianjin Co. Ltd., Class A (Health Care)	2,677
430	Asymchem Laboratories Tianjin Co. Ltd., Class H (Health Care)(a)	2,288
496	Autobio Diagnostics Co. Ltd., Class A (Health Care)	2,858
1,113	Autohome, Inc. ADR (Communication Services)	28,003
1,787	Avary Holding Shenzhen Co. Ltd., Class A (Information Technology)	9,027
8,238	AVIC Industry-Finance Holdings Co. Ltd., Class A (Financials)	2,604
36,575	AviChina Industry & Technology Co. Ltd., Class H (Industrials)	15,661
595	AVICOPTER PLC, Class A (Industrials)	3,249
5,161	BAIC BluePark New Energy Technology Co. Ltd., Class A (Consumer Discretionary)*	4,886
36,500	Baidu, Inc., Class A (Communication Services)*	388,144

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
5,558	Baiyin Nonferrous Group Co. Ltd., Class A (Materials)	$2,063
19,752	Bank of Beijing Co. Ltd., Class A (Financials)	14,632
3,672	Bank of Changsha Co. Ltd., Class A (Financials)	3,736
3,474	Bank of Chengdu Co. Ltd., Class A (Financials)	6,828
41,389	Bank of China Ltd., Class A (Financials)	27,974
1,389,442	Bank of China Ltd., Class H (Financials)	630,561
1,390	Bank of Chongqing Co. Ltd., Class A (Financials)	1,336
39,106	Bank of Communications Co. Ltd., Class A (Financials)	39,233
120,826	Bank of Communications Co. Ltd., Class H (Financials)	87,517
3,375	Bank of Guiyang Co. Ltd., Class A (Financials)	2,400
5,459	Bank of Hangzhou Co. Ltd., Class A (Financials)	9,813
15,881	Bank of Jiangsu Co. Ltd., Class A (Financials)	17,411
9,628	Bank of Nanjing Co. Ltd., Class A (Financials)	13,477
6,551	Bank of Ningbo Co. Ltd., Class A (Financials)	18,718
13,201	Bank of Shanghai Co. Ltd., Class A (Financials)	13,188
3,375	Bank of Suzhou Co. Ltd., Class A (Financials)	3,338
6,551	Bank of Zhengzhou Co. Ltd., Class A (Financials)*	1,608
21,042	Baoshan Iron & Steel Co. Ltd., Class A (Materials)	17,696
7,841	BBMG Corp., Class A (Materials)	1,483
10,984	BeiGene Ltd. (Health Care)*	164,611
198	BeiGene Ltd., Class A (Health Care)*	4,064
6,849	Beijing Capital Eco- Environment Protection Group Co. Ltd., Class A (Utilities)	2,687
397	Beijing Compass Technology Development Co. Ltd., Class A (Financials)*	2,001
3,871	Beijing Dabeinong Technology Group Co. Ltd., Class A (Consumer Staples)	2,179
496	Beijing Easpring Material Technology Co. Ltd., Class A (Industrials)	2,132
595	Beijing E-Hualu Information Technology Co. Ltd., Class A (Information Technology)*	1,253

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,680	Beijing Enlight Media Co. Ltd., Class A (Communication Services)	$2,692
7,873	Beijing Enterprises Holdings Ltd. (Utilities)	25,535
61,408	Beijing Enterprises Water Group Ltd. (Utilities)	17,949
198	Beijing Huafeng Test & Control Technology Co. Ltd., Class A (Information Technology)	2,434
4,367	Beijing Jingneng Power Co. Ltd., Class A (Utilities)	2,070
426	Beijing Kingsoft Office Software, Inc., Class A (Information Technology)	10,953
1,588	Beijing New Building Materials PLC, Class A (Industrials)	5,790
2,382	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A (Materials)	3,664
3,375	Beijing Originwater Technology Co. Ltd., Class A (Industrials)	1,662
277	Beijing Roborock Technology Co. Ltd., Class A (Consumer Discretionary)	8,849
1,787	Beijing Shiji Information Technology Co. Ltd., Class A (Information Technology)	1,346
3,375	Beijing Shougang Co. Ltd., Class A (Materials)	1,305
1,787	Beijing Tiantan Biological Products Corp. Ltd., Class A (Health Care)	5,994
1,290	Beijing Tongrentang Co. Ltd., Class A (Health Care)	6,402
1,787	Beijing Ultrapower Software Co. Ltd., Class A (Information Technology)	2,247
695	Beijing United Information Technology Co. Ltd., Class A (Industrials)	1,934
695	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A (Health Care)	6,962
2,581	Beijing Yanjing Brewery Co. Ltd., Class A (Consumer Staples)	3,529
40,794	Beijing-Shanghai High Speed Railway Co. Ltd., Class A (Industrials)	31,256
7,444	Beiqi Foton Motor Co. Ltd., Class A (Consumer Discretionary)*	2,426
556	Bethel Automotive Safety Systems Co. Ltd., Class A (Consumer Discretionary)	2,918
397	Betta Pharmaceuticals Co. Ltd., Class A (Health Care)	1,989

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
397	BGI Genomics Co. Ltd., Class A (Health Care)	$2,026
4,684	Bilibili, Inc., Class Z (Communication Services)*	68,815
429	Bloomage Biotechnology Corp. Ltd., Class A (Health Care)	3,045
2,283	Bluefocus Intelligent Communications Group Co. Ltd., Class A (Communication Services)	1,723
1,092	Bluestar Adisseo Co., Class A (Materials)	1,575
3,459	BOC Aviation Ltd. (Industrials)(a)	29,799
59,623	BOC Hong Kong Holdings Ltd. (Financials)	188,032
2,581	BOC International China Co. Ltd., Class A (Financials)	3,249
37,320	BOE Technology Group Co. Ltd., Class A (Information Technology)	20,327
48,387	Brilliance China Automotive Holdings Ltd. (Consumer Discretionary)	20,160
993	BTG Hotels Group Co. Ltd., Class A (Consumer Discretionary)	1,649
28,122	Budweiser Brewing Co. APAC Ltd. (Consumer Staples)(a)	32,303
1,787	BYD Co. Ltd., Class A (Consumer Discretionary)	62,892
16,580	BYD Co. Ltd., Class H (Consumer Discretionary)	512,678
12,489	BYD Electronic International Co. Ltd. (Information Technology)	45,951
1,588	By-health Co. Ltd., Class A (Consumer Staples)	2,530
8,409	C&D International Investment Group Ltd. (Real Estate)	13,605
2,481	Caida Securities Co. Ltd., Class A (Financials)	2,006
4,268	Caitong Securities Co. Ltd., Class A (Financials)	3,927
372	Cambricon Technologies Corp. Ltd., Class A (Information Technology)*	13,474
794	Canmax Technologies Co. Ltd., Class A (Materials)	1,863
542	Cathay Biotech, Inc., Class A (Materials)	2,760
3,672	CECEP Solar Energy Co. Ltd., Class A (Utilities)	2,181
5,955	CECEP Wind-Power Corp., Class A (Utilities)	2,353
794	CETC Cyberspace Security Technology Co. Ltd., Class A (Information Technology)	1,398

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
14,293	CGN Power Co. Ltd., Class A (Utilities)	$9,640
176,015	CGN Power Co. Ltd., Class H (Utilities)(a)	71,756
397	Changchun High-Tech Industry Group Co. Ltd., Class A (Health Care)	4,611
5,062	Changjiang Securities Co. Ltd., Class A (Financials)	3,536
298	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A (Consumer Discretionary)	4,907
1,787	Chaozhou Three-Circle Group Co. Ltd., Class A (Information Technology)	7,918
794	Chengxin Lithium Group Co. Ltd., Class A (Materials)	1,342
1,489	Chifeng Jilong Gold Mining Co. Ltd., Class A (Materials)	3,654
893	China Automotive Engineering Research Institute Co. Ltd., Class A (Consumer Discretionary)	2,075
2,382	China Baoan Group Co. Ltd., Class A (Industrials)	2,554
139,603	China Cinda Asset Management Co. Ltd., Class H (Financials)	11,275
4,863	China CITIC Bank Corp. Ltd., Class A (Financials)	4,220
172,151	China CITIC Bank Corp. Ltd., Class H (Financials)	99,533
3,573	China Coal Energy Co. Ltd., Class A (Energy)	6,690
34,794	China Coal Energy Co. Ltd., Class H (Energy)	41,572
37,056	China Communications Services Corp. Ltd., Class H (Industrials)	18,955
8,933	China Construction Bank Corp., Class A (Financials)	9,491
1,564,723	China Construction Bank Corp., Class H (Financials)	1,107,286
4,169	China CSSC Holdings Ltd., Class A (Industrials)	22,572
9,826	China Eastern Airlines Corp. Ltd., Class A (Industrials)*	5,255
31,705	China Eastern Airlines Corp. Ltd., Class H (Industrials)*	8,129
30,372	China Energy Engineering Corp. Ltd., Class A (Industrials)	9,128
95,353	China Energy Engineering Corp. Ltd., Class H (Industrials)	10,146
3,275	China Enterprise Co. Ltd., Class A (Real Estate)	1,169
43,374	China Everbright Bank Co. Ltd., Class A (Financials)	18,728

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
121,294	China Everbright Bank Co. Ltd., Class H (Financials)	$36,386
54,601	China Everbright Environment Group Ltd. (Industrials)(b)	25,059
55,270	China Feihe Ltd. (Consumer Staples)(a)	29,688
1,687	China Film Co. Ltd., Class A (Communication Services)	2,366
6,352	China First Heavy Industries Co. Ltd., Class A (Industrials)*	2,061
4,169	China Galaxy Securities Co. Ltd., Class A (Financials)	6,547
57,251	China Galaxy Securities Co. Ltd., Class H (Financials)	30,312
44,802	China Gas Holdings Ltd. (Utilities)	37,907
3,573	China Great Wall Securities Co. Ltd., Class A (Financials)	3,403
2,978	China Greatwall Technology Group Co. Ltd., Class A (Information Technology)*	3,374
1,290	China Green Electricity Investment of Tianjin Co. Ltd., Class A (Real Estate)	1,551
39,548	China Hongqiao Group Ltd. (Materials)	54,249
1,489	China International Capital Corp. Ltd., Class A (Financials)	6,007
24,670	China International Capital Corp. Ltd., Class H (Financials)(a)	26,471
2,084	China International Marine Containers Group Co. Ltd., Class A (Industrials)	2,208
3,672	China Jushi Co. Ltd., Class A (Materials)	5,186
1,985	China Life Insurance Co. Ltd., Class A (Financials)	9,349
123,641	China Life Insurance Co. Ltd., Class H (Financials)	187,354
6,157	China Literature Ltd. (Communication Services)*(a)	19,496
55,497	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	43,399
20,554	China Medical System Holdings Ltd. (Health Care)	18,761
49,402	China Mengniu Dairy Co. Ltd. (Consumer Staples)	84,106
20,546	China Merchants Bank Co. Ltd., Class A (Financials)	93,206
62,879	China Merchants Bank Co. Ltd., Class H (Financials)	260,773
7,543	China Merchants Energy Shipping Co. Ltd., Class A (Energy)	7,993

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,283	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A (Industrials)	$3,879
20,619	China Merchants Port Holdings Co. Ltd. (Industrials)	30,927
6,849	China Merchants Securities Co. Ltd., Class A (Financials)	14,139
7,075	China Merchants Securities Co. Ltd., Class H (Financials)(a)	5,360
7,146	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A (Real Estate)	9,307
33,151	China Minsheng Banking Corp. Ltd., Class A (Financials)	16,045
114,834	China Minsheng Banking Corp. Ltd., Class H (Financials)	41,368
70,712	China National Building Material Co. Ltd., Class H (Materials)	20,397
5,657	China National Chemical Engineering Co. Ltd., Class A (Industrials)	5,476
695	China National Medicines Corp. Ltd., Class A (Health Care)	2,887
17,667	China National Nuclear Power Co. Ltd., Class A (Utilities)	27,272
794	China National Software & Service Co. Ltd., Class A (Information Technology)*	3,452
22,000	China Nonferrous Mining Corp. Ltd. (Materials)	15,512
3,375	China Northern Rare Earth Group High-Tech Co. Ltd., Class A (Materials)	8,010
1,290	China Oilfield Services Ltd., Class A (Energy)	2,696
30,095	China Oilfield Services Ltd., Class H (Energy)	28,203
61,649	China Overseas Land & Investment Ltd. (Real Estate)	97,843
19,897	China Overseas Property Holdings Ltd. (Real Estate)(b)	12,142
6,849	China Pacific Insurance Group Co. Ltd., Class A (Financials)	28,645
41,978	China Pacific Insurance Group Co. Ltd., Class H (Financials)	109,514
31,265	China Petroleum & Chemical Corp., Class A (Energy)	30,043
398,989	China Petroleum & Chemical Corp., Class H (Energy)	271,094
4,764	China Petroleum Engineering Corp., Class A (Energy)	2,151
80,140	China Power International Development Ltd. (Utilities)	36,678
4,584	China Railway Construction Heavy Industry Corp. Ltd., Class A (Industrials)	2,290

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
19,156	China Railway Group Ltd., Class A (Industrials)	$15,569
67,210	China Railway Group Ltd., Class H (Industrials)	31,191
5,685	China Railway Signal & Communication Corp. Ltd., Class A (Information Technology)	4,171
26,868	China Railway Signal & Communication Corp. Ltd., Class H (Information Technology)(a)	9,713
893	China Rare Earth Resources And Technology Co. Ltd., Class A (Materials)	2,797
25,922	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	80,587
14,818	China Resources Gas Group Ltd. (Utilities)	49,961
47,927	China Resources Land Ltd. (Real Estate)	136,093
1,229	China Resources Microelectronics Ltd., Class A (Information Technology)	6,019
9,967	China Resources Mixc Lifestyle Services Ltd. (Real Estate)(a)	33,094
25,779	China Resources Pharmaceutical Group Ltd. (Health Care)(a)	18,177
29,623	China Resources Power Holdings Co. Ltd. (Utilities)	80,510
1,161	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A (Health Care)	7,360
106,893	China Ruyi Holdings Ltd. (Communication Services)*(b)	30,970
397	China Science Publishing & Media Ltd., Class A (Communication Services)	957
6,452	China Shenhua Energy Co. Ltd., Class A (Energy)	36,917
56,119	China Shenhua Energy Co. Ltd., Class H (Energy)	242,450
1,687	China South Publishing & Media Group Co. Ltd., Class A (Communication Services)	3,009
10,422	China Southern Airlines Co. Ltd., Class A (Industrials)*	8,382
26,897	China Southern Airlines Co. Ltd., Class H (Industrials)*	9,448
2,680	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A (Industrials)	1,528
1,489	China Southern Power Grid Energy Storage Co. Ltd., Class A (Utilities)	2,042

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
41,786	China State Construction Engineering Corp. Ltd., Class A (Industrials)	$31,780
29,455	China State Construction International Holdings Ltd. (Industrials)	41,990
893	China Suntien Green Energy Corp. Ltd., Class A (Energy)	878
28,681	China Suntien Green Energy Corp. Ltd., Class H (Energy)	12,134
23,142	China Taiping Insurance Holdings Co. Ltd. (Financials)	30,024
28,585	China Three Gorges Renewables Group Co. Ltd., Class A (Utilities)	18,433
1,985	China Tourism Group Duty Free Corp. Ltd., Class A (Consumer Discretionary)	17,088
1,390	China Tourism Group Duty Free Corp. Ltd., Class H (Consumer Discretionary)(a)	8,152
720,916	China Tower Corp. Ltd., Class H (Communication Services)(a)	88,724
56,244	China Traditional Chinese Medicine Holdings Co. Ltd. (Health Care)*	30,572
31,662	China United Network Communications Ltd., Class A (Communication Services)	20,730
9,032	China Vanke Co. Ltd., Class A (Real Estate)*	8,615
36,664	China Vanke Co. Ltd., Class H (Real Estate)*	19,318
4,764	China XD Electric Co. Ltd., Class A (Industrials)	4,645
23,325	China Yangtze Power Co. Ltd., Class A (Utilities)	96,697
496	China Zhenhua Group Science & Technology Co. Ltd., Class A (Information Technology)	2,640
20,049	China Zheshang Bank Co. Ltd., Class A (Financials)	7,412
39,407	China Zheshang Bank Co. Ltd., Class H (Financials)	10,407
794	Chinalin Securities Co. Ltd., Class A (Financials)	1,061
496	Chongqing Brewery Co. Ltd., Class A (Consumer Staples)	3,893
13,598	Chongqing Changan Automobile Co. Ltd., Class A (Consumer Discretionary)	23,197
8,238	Chongqing Rural Commercial Bank Co. Ltd., Class A (Financials)	5,800
36,854	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	17,954

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
496	Chongqing Taiji Industry Group Co. Ltd., Class A (Health Care)	$1,584
1,687	Chongqing Water Group Co. Ltd., Class A (Utilities)	1,128
2,382	Chongqing Zhifei Biological Products Co. Ltd., Class A (Health Care)	7,747
29,009	Chow Tai Fook Jewellery Group Ltd. (Consumer Discretionary)	24,731
1,390	CIMC Vehicles Group Co. Ltd., Class A (Industrials)*	1,724
105,708	CITIC Ltd. (Industrials)	105,567
1,687	Citic Pacific Special Steel Group Co. Ltd., Class A (Materials)	2,745
12,208	CITIC Securities Co. Ltd., Class A (Financials)	33,229
32,176	CITIC Securities Co. Ltd., Class H (Financials)	48,591
16,476	CMOC Group Ltd., Class A (Materials)	17,413
60,327	CMOC Group Ltd., Class H (Materials)	49,187
834	CNGR Advanced Material Co. Ltd., Class A (Materials)	3,401
5,657	CNOOC Energy Technology & Services Ltd., Class A (Energy)	3,432
5,062	CNPC Capital Co. Ltd., Class A (Financials)	3,721
4,367	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	113,590
9,231	COSCO SHIPPING Development Co. Ltd., Class A (Industrials)	3,074
3,176	COSCO SHIPPING Energy Transportation Co. Ltd., Class A (Energy)	6,543
21,531	COSCO SHIPPING Energy Transportation Co. Ltd., Class H (Energy)	23,655
12,804	COSCO SHIPPING Holdings Co. Ltd., Class A (Industrials)	22,620
52,385	COSCO SHIPPING Holdings Co. Ltd., Class H (Industrials)	71,858
219,258	Country Garden Holdings Co. Ltd. (Real Estate)*(c)	—
35,802	Country Garden Services Holdings Co. Ltd. (Real Estate)	20,516
22,729	CRRC Corp. Ltd., Class A (Industrials)	22,899
72,632	CRRC Corp. Ltd., Class H (Industrials)	44,043
2,779	CSC Financial Co. Ltd., Class A (Financials)	7,537
14,182	CSC Financial Co. Ltd., Class H (Financials)(a)	9,600

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,072	CSPC Innovation Pharmaceutical Co. Ltd., Class A (Health Care)	$3,667
138,664	CSPC Pharmaceutical Group Ltd. (Health Care)	85,683
1,290	CSSC Science & Technology Co. Ltd., Class A (Industrials)	2,057
14,094	Daqin Railway Co. Ltd., Class A (Industrials)	12,151
1,092	DaShenLin Pharmaceutical Group Co. Ltd., Class A (Consumer Staples)	2,082
8,040	Datang International Power Generation Co. Ltd., Class A (Utilities)	3,086
44,210	Datang International Power Generation Co. Ltd., Class H (Utilities)	8,445
2,978	DHC Software Co. Ltd., Class A (Information Technology)	1,912
992	Do-Fluoride New Materials Co. Ltd., Class A (Materials)	1,397
595	Dong-E-E-Jiao Co. Ltd., Class A (Health Care)	4,187
2,581	Dongfang Electric Corp. Ltd., Class A (Industrials)	4,975
5,304	Dongfang Electric Corp. Ltd., Class H (Industrials)	6,140
43,219	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)*	11,635
397	Dongguan Yiheda Automation Co. Ltd., Class A (Industrials)	991
2,978	Dongxing Securities Co. Ltd., Class A (Financials)	3,437
7,592	East Buy Holding Ltd. (Consumer Staples)*(a)(b)	12,653
15,781	East Money Information Co. Ltd., Class A (Financials)	24,049
198	Eastroc Beverage Group Co. Ltd., Class A (Consumer Staples)	6,368
5,161	Easyhome New Retail Group Co. Ltd., Class A (Consumer Discretionary)	1,879
496	Ecovacs Robotics Co. Ltd., Class A (Consumer Discretionary)	2,811
794	Edifier Technology Co. Ltd., Class A (Consumer Discretionary)	1,165
496	Empyrean Technology Co. Ltd., Class A (Information Technology)	5,173
12,661	ENN Energy Holdings Ltd. (Utilities)	82,617
2,184	ENN Natural Gas Co. Ltd., Class A (Utilities)	5,445

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
695	Eoptolink Technology, Inc. Ltd., Class A (Information Technology)	$9,198
45,981	ESR Group Ltd. (Real Estate)(a)	71,326
1,886	Eve Energy Co. Ltd., Class A (Industrials)	8,915
3,573	Everbright Securities Co. Ltd., Class A (Financials)	7,406
9,517	Everdisplay Optronics Shanghai Co. Ltd., Class A (Information Technology)*	2,833
3,672	Fangda Carbon New Material Co. Ltd., Class A (Industrials)	2,140
20,865	Far East Horizon Ltd. (Financials)	14,578
1,132	Farasis Energy Gan Zhou Co. Ltd., Class A (Industrials)*	1,492
2,283	FAW Jiefang Group Co. Ltd., Class A (Industrials)	2,490
1,092	Fiberhome Telecommunication Technologies Co. Ltd., Class A (Information Technology)	2,227
3,871	First Capital Securities Co. Ltd., Class A (Financials)	2,868
1,489	Flat Glass Group Co. Ltd., Class A (Information Technology)	3,542
6,572	Flat Glass Group Co. Ltd., Class H (Information Technology)(b)	8,931
13,399	Focus Media Information Technology Co. Ltd., Class A (Communication Services)	10,833
4,268	Foshan Haitian Flavouring & Food Co. Ltd., Class A (Consumer Staples)	22,282
32,526	Fosun International Ltd. (Industrials)	16,888
7,742	Founder Securities Co. Ltd., Class A (Financials)	7,592
10,422	Foxconn Industrial Internet Co. Ltd., Class A (Information Technology)	30,103
2,084	Fujian Funeng Co. Ltd., Class A (Utilities)	2,917
556	Fujian Kuncai Material Technology Co. Ltd., Class A (Materials)	2,526
1,191	Fujian Sunner Development Co. Ltd., Class A (Consumer Staples)	2,045
13,183	Full Truck Alliance Co. Ltd. ADR (Industrials)	95,577
1,886	Fuyao Glass Industry Group Co. Ltd., Class A (Consumer Discretionary)	12,745
10,081	Fuyao Glass Industry Group Co. Ltd., Class H (Consumer Discretionary)(a)	57,575

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,696	GalaxyCore, Inc., Class A (Information Technology)	$2,637
496	Gan & Lee Pharmaceuticals Co. Ltd., Class A (Health Care)	2,860
1,489	Ganfeng Lithium Group Co. Ltd., Class A (Materials)	5,742
6,756	Ganfeng Lithium Group Co. Ltd., Class H (Materials)(a)	15,001
99	G-bits Network Technology Xiamen Co. Ltd., Class A (Communication Services)	2,702
16,675	GD Power Development Co. Ltd., Class A (Utilities)	12,588
15,800	GDS Holdings Ltd., Class A (Information Technology)*	33,664
95,652	Geely Automobile Holdings Ltd. (Consumer Discretionary)	108,155
4,764	GEM Co. Ltd., Class A (Materials)	4,013
4,169	Gemdale Corp., Class A (Real Estate)	2,071
19,010	Genscript Biotech Corp. (Health Care)*(b)	28,806
5,459	GF Securities Co. Ltd., Class A (Financials)	9,120
16,840	GF Securities Co. Ltd., Class H (Financials)	13,493
6,204	Giant Biogene Holding Co. Ltd. (Consumer Staples)(a)	32,808
1,886	Giant Network Group Co. Ltd., Class A (Communication Services)	2,541
695	GigaDevice Semiconductor, Inc., Class A (Information Technology)*	7,098
397	Ginlong Technologies Co. Ltd., Class A (Industrials)	3,339
1,290	Glodon Co. Ltd., Class A (Information Technology)	1,886
3,176	GoerTek, Inc., Class A (Information Technology)	9,519
3,176	Goldwind Science & Technology Co. Ltd., Class A (Industrials)	3,702
12,065	Goldwind Science & Technology Co. Ltd., Class H (Industrials)(b)	6,991
576	Goneo Group Co. Ltd., Class A (Industrials)	5,507
278	GoodWe Technologies Co. Ltd., Class A (Industrials)	1,881
1,687	Gotion High-tech Co. Ltd., Class A (Industrials)	4,442
2,581	Great Wall Motor Co. Ltd., Class A (Consumer Discretionary)	8,435

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
38,527	Great Wall Motor Co. Ltd., Class H (Consumer Discretionary)	$55,417
5,657	Gree Electric Appliances, Inc. of Zhuhai, Class A (Consumer Discretionary)	31,689
9,925	Greenland Holdings Corp. Ltd., Class A (Real Estate)*	1,975
16,208	Greentown China Holdings Ltd. (Real Estate)	12,841
2,283	GRG Banking Equipment Co. Ltd., Class A (Information Technology)	3,035
2,283	Guangdong Construction Engineering Group Co. Ltd., Class A (Industrials)	1,073
2,084	Guangdong Electric Power Development Co. Ltd., Class A (Utilities)	1,261
1,687	Guangdong Haid Group Co. Ltd., Class A (Consumer Staples)	9,210
47,266	Guangdong Investment Ltd. (Utilities)	26,783
6,055	Guanghui Energy Co. Ltd., Class A (Energy)	5,092
2,978	Guangzhou Automobile Group Co. Ltd., Class A (Consumer Discretionary)	3,109
46,482	Guangzhou Automobile Group Co. Ltd., Class H (Consumer Discretionary)	14,838
2,184	Guangzhou Baiyun International Airport Co. Ltd., Class A (Industrials)	2,814
1,290	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (Health Care)	5,240
3,429	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H (Health Care)	8,546
2,481	Guangzhou Development Group, Inc., Class A (Energy)	2,058
2,184	Guangzhou Haige Communications Group, Inc. Co., Class A (Information Technology)	2,789
397	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A (Health Care)	1,541
3,375	Guangzhou Port Co. Ltd., Class A (Industrials)	1,481
695	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A (Information Technology)	3,086
1,787	Guangzhou Tinci Materials Technology Co. Ltd., Class A (Materials)	3,618

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
3,275	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A (Financials)	$2,311
2,184	Guolian Securities Co. Ltd., Class A (Financials)	2,977
6,490	Guolian Securities Co. Ltd., Class H (Financials)	2,371
4,863	Guosen Securities Co. Ltd., Class A (Financials)	6,203
6,948	Guotai Junan Securities Co. Ltd., Class A (Financials)	14,470
11,959	Guotai Junan Securities Co. Ltd., Class H (Financials)(a)	12,710
4,069	Guoyuan Securities Co. Ltd., Class A (Financials)	3,646
3,160	H World Group Ltd. ADR (Consumer Discretionary)	96,190
28,062	Haidilao International Holding Ltd. (Consumer Discretionary)(a)	47,199
5,856	Haier Smart Home Co. Ltd., Class A (Consumer Discretionary)	20,434
38,577	Haier Smart Home Co. Ltd., Class H (Consumer Discretionary)	118,940
40,099	Hainan Airlines Holding Co. Ltd., Class A (Industrials)*	5,998
10,620	Hainan Airport Infrastructure Co. Ltd., Class A (Real Estate)*	4,735
496	Haisco Pharmaceutical Group Co. Ltd., Class A (Health Care)	2,184
10,368	Haitian International Holdings Ltd. (Industrials)	28,976
9,032	Haitong Securities Co. Ltd., Class A (Financials)	10,986
43,747	Haitong Securities Co. Ltd., Class H (Financials)	19,461
993	Han’s Laser Technology Industry Group Co. Ltd., Class A (Industrials)	2,696
1,092	Hang Zhou Great Star Industrial Co. Ltd., Class A (Consumer Discretionary)	4,120
1,251	Hangcha Group Co. Ltd., Class A (Industrials)	3,105
595	Hangjin Technology Co. Ltd., Class A (Materials)	1,321
2,878	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A (Real Estate)	3,419
595	Hangzhou Chang Chuan Technology Co. Ltd., Class A (Information Technology)	2,565
2,362	Hangzhou First Applied Material Co. Ltd., Class A (Information Technology)	5,129

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
595	Hangzhou Lion Microelectronics Co. Ltd., Class A (Information Technology)	$1,652
893	Hangzhou Oxygen Plant Group Co. Ltd., Class A (Materials)	2,284
893	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Discretionary)	2,335
1,290	Hangzhou Silan Microelectronics Co. Ltd., Class A (Information Technology)*	3,444
695	Hangzhou Tigermed Consulting Co. Ltd., Class A (Health Care)	4,989
1,921	Hangzhou Tigermed Consulting Co. Ltd., Class H (Health Care)(a)	7,253
17,854	Hansoh Pharmaceutical Group Co. Ltd. (Health Care)(a)	45,686
595	Haohua Chemical Science & Technology Co. Ltd., Class A (Materials)	2,259
893	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A (Consumer Staples)	2,276
278	Hebei Sinopack Electronic Technology Co. Ltd., Class A (Information Technology)	1,529
1,092	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A (Consumer Staples)	2,858
794	Hefei Meiya Optoelectronic Technology, Inc., Class A (Industrials)	1,450
1,687	Heilongjiang Agriculture Co. Ltd., Class A (Consumer Staples)	3,068
2,084	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A (Materials)	4,426
2,779	Henan Shuanghui Investment & Development Co. Ltd., Class A (Consumer Staples)	9,105
9,711	Hengan International Group Co. Ltd. (Consumer Staples)	31,186
1,489	Hengdian Group DMEGC Magnetics Co. Ltd., Class A (Information Technology)	2,536
5,062	Hengli Petrochemical Co. Ltd., Class A (Materials)	9,593
2,283	Hengtong Optic-electric Co. Ltd., Class A (Information Technology)	4,555
3,375	Hengyi Petrochemical Co. Ltd., Class A (Materials)	2,895
9,628	Hesteel Co. Ltd., Class A (Materials)	2,500

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
893	Hisense Home Appliances Group Co. Ltd., Class A (Consumer Discretionary)	$3,062
5,193	Hisense Home Appliances Group Co. Ltd., Class H (Consumer Discretionary)	13,448
1,191	Hisense Visual Technology Co. Ltd., Class A (Consumer Discretionary)	2,630
496	Hithink RoyalFlush Information Network Co. Ltd., Class A (Financials)	7,202
3,474	HLA Group Corp. Ltd., Class A (Consumer Discretionary)	2,917
2,084	Hongta Securities Co. Ltd., Class A (Financials)	1,944
595	Hoshine Silicon Industry Co. Ltd., Class A (Materials)	4,184
496	Hoyuan Green Energy Co. Ltd., Class A (Information Technology)	983
13,289	Hua Hong Semiconductor Ltd. (Information Technology)(a)	28,962
4,367	Huaan Securities Co. Ltd., Class A (Financials)	2,779
8,000	Huadian Power International Corp. Ltd., Class A (Utilities)	6,265
25,438	Huadian Power International Corp. Ltd., Class H (Utilities)(b)	13,436
1,588	Huadong Medicine Co. Ltd., Class A (Health Care)	6,606
4,566	Huafon Chemical Co. Ltd., Class A (Materials)	4,774
893	Huagong Tech Co. Ltd., Class A (Information Technology)	3,766
2,283	Huaibei Mining Holdings Co. Ltd., Class A (Materials)	4,658
1,687	Hualan Biological Engineering, Inc., Class A (Health Care)	3,587
397	Huali Industrial Group Co. Ltd., Class A (Consumer Discretionary)	3,624
4,268	Huaneng Lancang River Hydropower, Inc., Class A (Utilities)	6,618
8,139	Huaneng Power International, Inc., Class A (Utilities)	7,970
68,075	Huaneng Power International, Inc., Class H (Utilities)	39,359
7,345	Huatai Securities Co. Ltd., Class A (Financials)	13,038
22,272	Huatai Securities Co. Ltd., Class H (Financials)(a)	24,526
2,382	Huaxi Securities Co. Ltd., Class A (Financials)	2,185
12,109	Huaxia Bank Co. Ltd., Class A (Financials)	10,286

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
298	Huaxia Eye Hospital Group Co. Ltd., Class A (Health Care)	$722
1,290	Huaxin Cement Co. Ltd., Class A (Materials)	1,948
2,878	Huayu Automotive Systems Co. Ltd., Class A (Consumer Discretionary)	5,990
3,672	Hubei Energy Group Co. Ltd., Class A (Utilities)	2,440
496	Hubei Feilihua Quartz Glass Co. Ltd., Class A (Materials)	2,205
893	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A (Health Care)	3,716
993	Hubei Xingfa Chemicals Group Co. Ltd., Class A (Materials)	2,638
595	Huizhou Desay Sv Automotive Co. Ltd., Class A (Consumer Discretionary)	7,656
1,489	Humanwell Healthcare Group Co. Ltd., Class A (Health Care)	4,213
6,352	Hunan Valin Steel Co. Ltd., Class A (Materials)	3,567
397	Hunan Yuneng New Energy Battery Material Co. Ltd., Class A (Industrials)	1,477
1,787	Hundsun Technologies, Inc., Class A (Information Technology)	4,118
5,816	Hygeia Healthcare Holdings Co. Ltd. (Health Care)*(a)	14,599
2,243	Hygon Information Technology Co. Ltd., Class A (Information Technology)	25,127
1,390	IEIT Systems Co. Ltd., Class A (Information Technology)	6,351
2,184	Iflytek Co. Ltd., Class A (Information Technology)	10,598
794	IKD Co. Ltd., Class A (Consumer Discretionary)	1,378
278	Imeik Technology Development Co. Ltd., Class A (Health Care)	5,686
61,439	Industrial & Commercial Bank of China Ltd., Class A (Financials)	51,842
1,148,380	Industrial & Commercial Bank of China Ltd., Class H (Financials)	661,021
20,744	Industrial Bank Co. Ltd., Class A (Financials)	48,326
8,040	Industrial Securities Co. Ltd., Class A (Financials)	5,865
496	Ingenic Semiconductor Co. Ltd., Class A (Information Technology)	3,267
42,382	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (Materials)*	8,612

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,886	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A (Energy)	$4,604
1,390	Inner Mongolia ERDOS Resources Co. Ltd., Class A (Materials)	1,693
7,841	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A (Materials)	4,260
6,055	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A (Utilities)	3,648
6,352	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Consumer Staples)	20,283
3,375	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A (Materials)	2,729
1,985	Innovation New Material Technology Co. Ltd., Class A (Consumer Staples)	1,126
20,317	Innovent Biologics, Inc. (Health Care)*(a)	110,566
7,687	iQIYI, Inc. ADR (Communication Services)*	16,527
278	iRay Technology Co. Ltd., Class A (Health Care)	3,606
893	Isoftstone Information Technology Group Co. Ltd., Class A (Information Technology)	4,288
3,077	JA Solar Technology Co. Ltd., Class A (Information Technology)	4,294
794	Jafron Biomedical Co. Ltd., Class A (Health Care)	2,810
794	Jason Furniture Hangzhou Co. Ltd., Class A (Consumer Discretionary)	2,696
1,687	JCET Group Co. Ltd., Class A (Information Technology)	7,772
595	JCHX Mining Management Co. Ltd., Class A (Materials)	3,429
16,390	JD Health International, Inc. (Consumer Staples)*(a)	49,483
29,829	JD Logistics, Inc. (Industrials)*(a)	36,520
39,978	JD.com, Inc., Class A (Consumer Discretionary)	549,413
5,062	Jiangsu Eastern Shenghong Co. Ltd., Class A (Materials)	5,564
1,390	Jiangsu Expressway Co. Ltd., Class A (Industrials)	2,691
19,058	Jiangsu Expressway Co. Ltd., Class H (Industrials)	18,788
1,191	Jiangsu Guoxin Corp. Ltd., Class A (Utilities)	1,181

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,191	Jiangsu Hengli Hydraulic Co. Ltd., Class A (Industrials)	$8,571
6,352	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A (Health Care)	39,553
1,191	Jiangsu King’s Luck Brewery JSC Ltd., Class A (Consumer Staples)	6,581
893	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A (Health Care)	3,209
595	Jiangsu Pacific Quartz Co. Ltd., Class A (Information Technology)	2,057
1,985	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A (Communication Services)	2,977
496	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A (Consumer Discretionary)	2,659
1,489	Jiangsu Yanghe Distillery Co. Ltd., Class A (Consumer Staples)	17,203
397	Jiangsu Yangnong Chemical Co. Ltd., Class A (Materials)	2,834
397	Jiangsu Yoke Technology Co. Ltd., Class A (Materials)	3,124
893	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A (Health Care)	4,168
3,176	Jiangsu Zhongtian Technology Co. Ltd., Class A (Industrials)	5,808
1,886	Jiangxi Copper Co. Ltd., Class A (Materials)	5,413
17,929	Jiangxi Copper Co. Ltd., Class H (Materials)	30,248
1,588	Jiangxi Special Electric Motor Co. Ltd., Class A (Industrials)*	1,524
2,481	Jinduicheng Molybdenum Co. Ltd., Class A (Materials)	3,455
6,075	Jinko Solar Co. Ltd., Class A (Information Technology)	6,163
298	JiuGui Liquor Co. Ltd., Class A (Consumer Staples)	1,544
3,077	Jizhong Energy Resources Co. Ltd., Class A (Energy)	2,401
1,092	JL Mag Rare-Earth Co. Ltd., Class A (Industrials)	1,655
1,787	Joincare Pharmaceutical Group Industry Co. Ltd., Class A (Health Care)	2,524
4,660	Jointown Pharmaceutical Group Co. Ltd., Class A (Health Care)	3,064
695	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A (Consumer Staples)	1,723
2,084	Juneyao Airlines Co. Ltd., Class A (Industrials)	3,085

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
4,608	Kanzhun Ltd. ADR (Communication Services)	$57,416
14,038	KE Holdings, Inc. ADR (Real Estate)	208,324
198	Keboda Technology Co. Ltd., Class A (Consumer Discretionary)	1,250
1,787	Keda Industrial Group Co. Ltd., Class A (Industrials)	1,768
46,064	Kingdee International Software Group Co. Ltd. (Information Technology)*	36,436
2,481	Kingfa Sci & Tech Co. Ltd., Class A (Materials)	2,566
1,985	Kingnet Network Co. Ltd., Class A (Communication Services)	2,599
15,747	Kingsoft Corp. Ltd. (Communication Services)	43,302
33,762	Kuaishou Technology (Communication Services)*(a)	174,428
1,985	Kuang-Chi Technologies Co. Ltd., Class A (Industrials)*	4,888
61,029	Kunlun Energy Co. Ltd. (Utilities)	61,104
1,092	Kunlun Tech Co. Ltd., Class A (Communication Services)	4,185
1,291	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	262,898
1,489	Lao Feng Xiang Co. Ltd., Class A (Consumer Discretionary)	10,915
2,184	LB Group Co. Ltd., Class A (Materials)	5,023
116,861	Lenovo Group Ltd. (Information Technology)	143,672
4,566	Lens Technology Co. Ltd., Class A (Information Technology)	11,320
1,687	Lepu Medical Technology Beijing Co. Ltd., Class A (Health Care)	2,388
695	Levima Advanced Materials Corp., Class A (Materials)	1,267
19,262	Li Auto, Inc., Class A (Consumer Discretionary)*	194,709
39,205	Li Ning Co. Ltd. (Consumer Discretionary)	73,681
15,881	Liaoning Port Co. Ltd., Class A (Industrials)	2,779
3,474	Lifan Technology Group Co. Ltd., Class A (Consumer Discretionary)*	1,917
6,452	Lingyi iTech Guangdong Co., Class A (Information Technology)	7,629
595	Livzon Pharmaceutical Group, Inc., Class A (Health Care)	3,019
2,285	Livzon Pharmaceutical Group, Inc., Class H (Health Care)	7,265

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
33,576	Longfor Group Holdings Ltd. (Real Estate)(a)	$37,922
7,543	LONGi Green Energy Technology Co. Ltd., Class A (Information Technology)	14,699
2,689	Lufax Holding Ltd. ADR (Financials)	6,104
1,787	Luxi Chemical Group Co. Ltd., Class A (Materials)	2,713
7,146	Luxshare Precision Industry Co. Ltd., Class A (Information Technology)	39,748
1,489	Luzhou Laojiao Co. Ltd., Class A (Consumer Staples)	25,061
1,687	Mango Excellent Media Co. Ltd., Class A (Communication Services)	4,608
496	Maxscend Microelectronics Co. Ltd., Class A (Information Technology)	4,644
2,680	Meihua Holdings Group Co. Ltd., Class A (Materials)	3,634
3,573	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A (Health Care)	1,749
75,753	Meituan, Class B (Consumer Discretionary)*(a)	1,147,890
16,675	Metallurgical Corp. of China Ltd., Class A (Industrials)	6,941
44,777	Metallurgical Corp. of China Ltd., Class H (Industrials)	7,864
6,948	Midea Group Co. Ltd., Class A (Consumer Discretionary)	63,480
2,084	Ming Yang Smart Energy Group Ltd., Class A (Industrials)	2,685
7,878	MINISO Group Holding Ltd. (Consumer Discretionary)	33,227
4,169	Minmetals Capital Co. Ltd., Class A (Financials)	2,418
11,819	Minth Group Ltd. (Consumer Discretionary)*	18,879
64,000	MMG Ltd. (Materials)*	18,379
1,050	Montage Technology Co. Ltd., Class A (Information Technology)	7,798
5,459	Muyuan Foods Co. Ltd., Class A (Consumer Staples)*	29,702
5,757	Nanjing Iron & Steel Co. Ltd., Class A (Materials)	3,436
1,390	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A (Health Care)	2,218
3,375	Nanjing Securities Co. Ltd., Class A (Financials)	3,600
8,040	NARI Technology Co. Ltd., Class A (Industrials)	27,931

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,522	National Silicon Industry Group Co. Ltd., Class A (Information Technology)	$5,228
496	NAURA Technology Group Co. Ltd., Class A (Information Technology)	22,276
2,184	NavInfo Co. Ltd., Class A (Information Technology)*	2,256
29,475	NetEase, Inc. (Communication Services)	482,534
1,588	New China Life Insurance Co. Ltd., Class A (Financials)	7,406
15,252	New China Life Insurance Co. Ltd., Class H (Financials)	33,083
4,169	New Hope Liuhe Co. Ltd., Class A (Consumer Staples)*	5,300
23,310	New Oriental Education & Technology Group, Inc. (Consumer Discretionary)*	140,450
1,290	Ninestar Corp., Class A (Information Technology)*	4,538
556	Ningbo Deye Technology Co. Ltd., Class A (Industrials)	7,114
1,290	Ningbo Joyson Electronic Corp., Class A (Consumer Discretionary)	2,610
595	Ningbo Orient Wires & Cables Co. Ltd., Class A (Industrials)	4,044
1,290	Ningbo Sanxing Medical Electric Co. Ltd., Class A (Industrials)	5,985
2,084	Ningbo Shanshan Co. Ltd., Class A (Materials)	2,079
1,439	Ningbo Tuopu Group Co. Ltd., Class A (Consumer Discretionary)	6,835
5,459	Ningbo Zhoushan Port Co. Ltd., Class A (Industrials)	2,634
6,154	Ningxia Baofeng Energy Group Co. Ltd., Class A (Materials)	13,225
22,175	NIO, Inc. ADR (Consumer Discretionary)*(b)	89,587
29,948	Nongfu Spring Co. Ltd., Class H (Consumer Staples)(a)	109,036
1,290	North Industries Group Red Arrow Co. Ltd., Class A (Industrials)	2,121
4,261	NXP Semiconductors NV (Information Technology)	1,092,350
4,069	Offshore Oil Engineering Co. Ltd., Class A (Energy)	3,152
2,978	OFILM Group Co. Ltd., Class A (Information Technology)*	3,500
1,592	Onewo, Inc., Class H (Real Estate)	3,547
496	Oppein Home Group, Inc., Class A (Consumer Discretionary)	3,104

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
6,849	Orient Securities Co. Ltd., Class A (Financials)	$8,137
13,070	Orient Securities Co. Ltd., Class H (Financials)(a)	5,529
3,176	Oriental Pearl Group Co. Ltd., Class A (Communication Services)	2,810
794	Ovctek China, Inc., Class A (Health Care)	1,612
6,352	Pacific Securities Co. Ltd. (The), Class A (Financials)*	2,850
8,040	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A (Materials)*	2,643
10,837	PDD Holdings, Inc. ADR (Consumer Discretionary)*	1,041,544
992	People.cn Co. Ltd., Class A (Communication Services)	2,464
9,032	People’s Insurance Co. Group of China Ltd. (The), Class A (Financials)	7,647
144,997	People’s Insurance Co. Group of China Ltd. (The), Class H (Financials)	54,836
1,787	Perfect World Co. Ltd., Class A (Communication Services)	1,916
24,317	PetroChina Co. Ltd., Class A (Energy)	30,641
350,574	PetroChina Co. Ltd., Class H (Energy)	317,748
1,390	Pharmaron Beijing Co. Ltd., Class A (Health Care)	3,921
4,462	Pharmaron Beijing Co. Ltd., Class H (Health Care)(a)	5,114
114,636	PICC Property & Casualty Co. Ltd., Class H (Financials)	148,431
19,355	Ping An Bank Co. Ltd., Class A (Financials)	27,748
10,719	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	66,595
107,308	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	514,502
2,184	Pingdingshan Tianan Coal Mining Co. Ltd., Class A (Energy)	2,863
294	Piotech, Inc., Class A (Information Technology)	5,327
11,117	Poly Developments and Holdings Group Co. Ltd., Class A (Real Estate)	12,737
2,255	Poly Property Services Co. Ltd., Class H (Real Estate)	7,444
11,394	Pop Mart International Group Ltd. (Consumer Discretionary)(a)	66,973
23,821	Postal Savings Bank of China Co. Ltd., Class A (Financials)	15,899
146,246	Postal Savings Bank of China Co. Ltd., Class H (Financials)(a)	78,556

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
16,079	Power Construction Corp. of China Ltd., Class A (Industrials)	$10,890
22,471	Prosus NV (Consumer Discretionary)*	833,997
637	Qi An Xin Technology Group, Inc., Class A (Information Technology)*	2,031
1,180	Qifu Technology, Inc. ADR (Financials)	31,258
14,000	Qingdao Port International Co. Ltd., Class H (Industrials)(a)	10,087
973	Qingdao Sentury Tire Co. Ltd., Class A (Consumer Discretionary)	3,185
5,062	Qinghai Salt Lake Industry Co. Ltd., Class A (Materials)*	10,450
7,940	Quzhou Xin’an Development Co. Ltd., Class A (Real Estate)*	1,882
1,092	Range Intelligent Computing Technology Group Co. Ltd., Class A (Information Technology)	3,680
413	Raytron Technology Co. Ltd., Class A (Information Technology)	1,476
247	Remegen Co. Ltd., Class A (Health Care)*	893
2,256	Remegen Co. Ltd., Class H (Health Care)*(a)	3,604
1,092	Risen Energy Co. Ltd., Class A (Information Technology)	1,498
298	Rockchip Electronics Co. Ltd., Class A (Information Technology)	2,251
7,841	Rongsheng Petrochemical Co. Ltd., Class A (Materials)	9,747
198	Ruijie Networks Co. Ltd., Class A (Information Technology)	886
7,246	SAIC Motor Corp. Ltd., Class A (Consumer Discretionary)	12,842
2,779	Sailun Group Co. Ltd., Class A (Consumer Discretionary)	5,051
4,566	Sanan Optoelectronics Co. Ltd., Class A (Information Technology)	6,733
397	Sangfor Technologies, Inc., Class A (Information Technology)	2,609
18,100	Sany Heavy Equipment International Holdings Co. Ltd. (Industrials)	10,465
7,940	Sany Heavy Industry Co. Ltd., Class A (Industrials)	18,060
3,077	Satellite Chemical Co. Ltd., Class A (Materials)	7,107
5,757	SDIC Capital Co. Ltd., Class A (Financials)	4,720

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
6,551	SDIC Power Holdings Co. Ltd., Class A (Utilities)	$14,235
5,062	Sealand Securities Co. Ltd., Class A (Financials)	2,107
2,084	Seazen Holdings Co. Ltd., Class A (Real Estate)*	3,017
301,132	SenseTime Group, Inc., Class B (Information Technology)*(a)(b)	45,554
1,390	Seres Group Co. Ltd., Class A (Consumer Discretionary)*	15,008
4,863	SF Holding Co. Ltd., Class A (Industrials)	24,943
496	SG Micro Corp., Class A (Information Technology)	5,092
2,283	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A (Materials)	1,224
8,536	Shaanxi Coal Industry Co. Ltd., Class A (Energy)	29,702
2,283	Shaanxi Energy Investment Co. Ltd., Class A (Utilities)	3,051
278	Shaanxi Huaqin Technology Industry Co. Ltd., Class A (Materials)	3,069
3,375	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A (Energy)	3,434
3,375	Shandong Gold Mining Co. Ltd., Class A (Materials)	12,858
12,999	Shandong Gold Mining Co. Ltd., Class H (Materials)(a)	25,130
695	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A (Industrials)	3,860
1,687	Shandong Hi-speed Co. Ltd., Class A (Industrials)	2,161
56,570	Shandong Hi-Speed Holdings Group Ltd. (Financials)*(b)	39,960
1,985	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A (Materials)	6,400
1,390	Shandong Linglong Tyre Co. Ltd., Class A (Consumer Discretionary)	3,295
10,918	Shandong Nanshan Aluminum Co. Ltd., Class A (Materials)	5,654
695	Shandong Sinocera Functional Material Co. Ltd., Class A (Materials)	1,530
2,581	Shandong Sun Paper Industry JSC Ltd., Class A (Materials)	4,596
40,254	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (Health Care)	22,758
1,687	Shanghai Aiko Solar Energy Co. Ltd., Class A (Information Technology)*	1,933

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
993	Shanghai Bairun Investment Holding Group Co. Ltd., Class A (Consumer Staples)*	$2,350
5,836	Shanghai Baosight Software Co. Ltd., Class A (Information Technology)	24,111
278	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A (Information Technology)	6,343
8,238	Shanghai Construction Group Co. Ltd., Class A (Industrials)	2,302
903	Shanghai Daimay Automotive Interior Co. Ltd., Class A (Consumer Discretionary)	1,171
10,422	Shanghai Electric Group Co. Ltd., Class A (Industrials)*	5,338
2,581	Shanghai Electric Power Co. Ltd., Class A (Utilities)	3,117
99	Shanghai Flyco Electrical Appliance Co. Ltd., Class A (Consumer Staples)	481
1,985	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A (Health Care)	6,313
7,398	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (Health Care)	11,817
491	Shanghai Fudan Microelectronics Group Co. Ltd., Class A (Information Technology)	1,918
4,182	Shanghai Fudan Microelectronics Group Co. Ltd., Class H (Information Technology)(b)	5,854
2,283	Shanghai International Airport Co. Ltd., Class A (Industrials)	10,672
6,352	Shanghai International Port Group Co. Ltd., Class A (Industrials)	5,306
893	Shanghai Jinjiang International Hotels Co. Ltd., Class A (Consumer Discretionary)	3,040
708	Shanghai Junshi Biosciences Co. Ltd., Class A (Health Care)*	2,649
2,503	Shanghai Junshi Biosciences Co. Ltd., Class H (Health Care)*(a)	3,818
1,985	Shanghai Lingang Holdings Corp. Ltd., Class A (Real Estate)	2,490
7,246	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A (Real Estate)	8,087
893	Shanghai M&G Stationery, Inc., Class A (Industrials)	3,376

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
397	Shanghai Moons’ Electric Co. Ltd., Class A (Industrials)	$2,007
2,084	Shanghai Pharmaceuticals Holding Co. Ltd., Class A (Health Care)	5,469
11,180	Shanghai Pharmaceuticals Holding Co. Ltd., Class H (Health Care)	15,479
29,280	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	34,829
1,886	Shanghai Putailai New Energy Technology Co. Ltd., Class A (Materials)	3,074
6,253	Shanghai RAAS Blood Products Co. Ltd., Class A (Health Care)	6,326
9,032	Shanghai Rural Commercial Bank Co. Ltd., Class A (Financials)	8,411
819	Shanghai United Imaging Healthcare Co. Ltd., Class A (Health Care)	12,216
3,573	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A (Consumer Discretionary)	2,606
1,489	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A (Real Estate)	3,658
1,985	Shanghai Zhonggu Logistics Co. Ltd., Class A (Industrials)	2,330
2,581	Shanjin International Gold Co. Ltd., Class A (Materials)	5,849
1,787	Shanxi Coal International Energy Group Co. Ltd., Class A (Industrials)	2,915
5,260	Shanxi Coking Coal Energy Group Co. Ltd., Class A (Energy)	5,923
2,779	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A (Energy)	5,607
3,970	Shanxi Meijin Energy Co. Ltd., Class A (Materials)*	2,252
3,375	Shanxi Securities Co. Ltd., Class A (Financials)	2,343
5,260	Shanxi Taigang Stainless Steel Co. Ltd., Class A (Materials)*	2,442
1,191	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Consumer Staples)	29,717
298	Shede Spirits Co. Ltd., Class A (Consumer Staples)	1,859
4,566	Shenergy Co. Ltd., Class A (Utilities)	5,058
2,184	Shengyi Technology Co. Ltd., Class A (Information Technology)	5,433

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
496	Shennan Circuits Co. Ltd., Class A (Information Technology)	$7,053
19,553	Shenwan Hongyuan Group Co. Ltd., Class A (Financials)	12,471
695	Shenzhen Capchem Technology Co. Ltd., Class A (Materials)	3,188
3,772	Shenzhen Energy Group Co. Ltd., Class A (Utilities)	3,140
1,588	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A (Information Technology)	2,082
397	Shenzhen Goodix Technology Co. Ltd., Class A (Information Technology)	3,555
99	Shenzhen Han’s CNC Technology Co. Ltd., Class A (Industrials)	405
794	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A (Health Care)*	1,091
2,680	Shenzhen Inovance Technology Co. Ltd., Class A (Industrials)	16,374
1,489	Shenzhen Kaifa Technology Co. Ltd., Class A (Information Technology)	2,885
993	Shenzhen Kangtai Biological Products Co. Ltd., Class A (Health Care)	2,020
298	Shenzhen Kedali Industry Co. Ltd., Class A (Consumer Discretionary)	3,104
298	Shenzhen Longsys Electronics Co. Ltd., Class A (Information Technology)*	3,086
1,191	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care)	42,148
4,169	Shenzhen MTC Co. Ltd., Class A (Consumer Discretionary)	2,741
695	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A (Health Care)	6,558
7,643	Shenzhen Overseas Chinese Town Co. Ltd., Class A (Real Estate)*	2,071
993	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A (Health Care)	4,224
298	Shenzhen SC New Energy Technology Corp., Class A (Information Technology)	1,943
1,092	Shenzhen SED Industry Co. Ltd., Class A (Industrials)	1,949
794	Shenzhen Sunlord Electronics Co. Ltd., Class A (Information Technology)	2,822

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,049	Shenzhen Transsion Holdings Co. Ltd., Class A (Information Technology)	$11,841
893	Shenzhen YUTO Packaging Technology Co. Ltd., Class A (Materials)	2,911
13,103	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	108,178
198	Shijiazhuang Shangtai Technology Co. Ltd., Class A (Industrials)	1,070
1,588	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A (Health Care)	3,462
399	SICC Co. Ltd., Class A (Information Technology)*	2,747
4,268	Sichuan Changhong Electric Co. Ltd., Class A (Consumer Discretionary)*	3,035
3,672	Sichuan Chuantou Energy Co. Ltd., Class A (Utilities)	8,912
8,238	Sichuan Hebang Biotechnology Co. Ltd., Class A (Materials)*	1,953
1,390	Sichuan Kelun Pharmaceutical Co. Ltd., Class A (Health Care)	6,013
700	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. (Health Care)*	14,717
6,749	Sichuan Road and Bridge Group Co. Ltd., Class A (Industrials)	5,381
496	Sichuan Swellfun Co. Ltd., Class A (Consumer Staples)	2,326
695	Sieyuan Electric Co. Ltd., Class A (Industrials)	6,425
6,000	Silergy Corp. (Information Technology)	88,434
303	Sinocelltech Group Ltd., Class A (Health Care)*	1,446
3,474	Sinolink Securities Co. Ltd., Class A (Financials)	3,603
2,481	Sinoma International Engineering Co., Class A (Industrials)	3,287
1,588	Sinoma Science & Technology Co. Ltd., Class A (Materials)	2,234
6,749	Sinomach Heavy Equipment Group Co. Ltd., Class A (Industrials)*	2,447
695	Sinomine Resource Group Co. Ltd., Class A (Materials)	2,780
7,246	Sinopec Oilfield Service Corp., Class A (Energy)*	1,881
5,657	Sinopec Shanghai Petrochemical Co. Ltd., Class A (Materials)*	2,115

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
50,832	Sinopec Shanghai Petrochemical Co. Ltd., Class H (Materials)*	$6,777
22,295	Sinopharm Group Co. Ltd., Class H (Health Care)	51,962
3,573	Sinotrans Ltd., Class A (Industrials)	2,334
28,782	Sinotrans Ltd., Class H (Industrials)	13,136
11,010	Sinotruk Hong Kong Ltd. (Industrials)	27,524
496	Skshu Paint Co. Ltd., Class A (Materials)	2,075
29,495	Smoore International Holdings Ltd. (Consumer Staples)(a)(b)	34,182
2,382	Songcheng Performance Development Co. Ltd., Class A (Consumer Discretionary)	2,612
397	Sonoscape Medical Corp., Class A (Health Care)	1,714
4,665	SooChow Securities Co. Ltd., Class A (Financials)	4,101
6,154	Southwest Securities Co. Ltd., Class A (Financials)	3,256
2,581	SPIC Industry-Finance Holdings Co. Ltd., Class A (Financials)	1,264
893	Spring Airlines Co. Ltd., Class A (Industrials)	6,361
278	StarPower Semiconductor Ltd., Class A (Information Technology)	3,011
2,978	State Grid Yingda Co. Ltd., Class A (Industrials)	1,794
1,945	Sungrow Power Supply Co. Ltd., Class A (Industrials)	21,132
11,205	Sunny Optical Technology Group Co. Ltd. (Information Technology)	69,381
496	Sunresin New Materials Co. Ltd., Class A (Materials)	2,812
1,687	Sunwoda Electronic Co. Ltd., Class A (Industrials)	3,997
726	SUPCON Technology Co. Ltd., Class A (Information Technology)	4,039
1,588	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A (Information Technology)	5,331
298	Suzhou Maxwell Technologies Co. Ltd., Class A (Information Technology)	3,436
556	Suzhou TFC Optical Communication Co. Ltd., Class A (Information Technology)	6,024
7,221	TAL Education Group ADR (Consumer Discretionary)*	58,057

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,191	Talkweb Information System Co. Ltd., Class A (Communication Services)*	$1,993
2,481	Tangshan Jidong Cement Co. Ltd., Class A (Materials)*	1,523
5,558	TangShan Port Group Co. Ltd., Class A (Industrials)	3,882
1,400	Tasly Pharmaceutical Group Co. Ltd., Class A (Health Care)	2,811
4,665	TBEA Co. Ltd., Class A (Industrials)	8,307
17,568	TCL Technology Group Corp., Class A (Information Technology)	9,692
3,772	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A (Information Technology)	4,380
102,690	Tencent Holdings Ltd. (Communication Services)	5,028,920
12,134	Tencent Music Entertainment Group ADR (Communication Services)	126,679
397	Thunder Software Technology Co. Ltd., Class A (Information Technology)	1,923
3,871	Tian Di Science & Technology Co. Ltd., Class A (Industrials)	3,059
8,040	Tianfeng Securities Co. Ltd., Class A (Financials)*	2,723
496	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A (Health Care)	2,015
2,283	Tianma Microelectronics Co. Ltd., Class A (Information Technology)*	2,252
406	Tianneng Battery Group Co. Ltd., Class A (Consumer Discretionary)	1,413
1,390	Tianqi Lithium Corp., Class A (Materials)	5,154
2,187	Tianqi Lithium Corp., Class H (Materials)	5,529
4,268	Tianshan Aluminum Group Co. Ltd., Class A (Materials)	4,101
3,176	TianShan Material Co. Ltd., Class A (Materials)	2,120
2,978	Tianshui Huatian Technology Co. Ltd., Class A (Information Technology)	3,349
30,809	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	41,393
1,687	Titan Wind Energy Suzhou Co. Ltd., Class A (Industrials)	1,707
20,027	Tongcheng Travel Holdings Ltd. (Consumer Discretionary)	37,382

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,390	TongFu Microelectronics Co. Ltd., Class A (Information Technology)	$3,903
1,886	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A (Health Care)	2,116
2,184	Tongkun Group Co. Ltd., Class A (Materials)	3,664
12,605	Tongling Nonferrous Metals Group Co. Ltd., Class A (Materials)	5,531
4,169	Tongwei Co. Ltd., Class A (Information Technology)	11,183
417	Topchoice Medical Corp., Class A (Health Care)	2,555
46,243	Topsports International Holdings Ltd. (Consumer Discretionary)(a)	17,251
15,496	TravelSky Technology Ltd., Class H (Consumer Discretionary)	19,250
2,007	Trina Solar Co. Ltd., Class A (Information Technology)	4,882
8,781	Trip.com Group Ltd. (Consumer Discretionary)*	416,738
3,077	Tsinghua Tongfang Co. Ltd., Class A (Information Technology)*	2,136
695	Tsingtao Brewery Co. Ltd., Class A (Consumer Staples)	5,830
10,248	Tsingtao Brewery Co. Ltd., Class H (Consumer Staples)	59,383
794	Unigroup Guoxin Microelectronics Co. Ltd., Class A (Information Technology)	5,333
18,607	Uni-President China Holdings Ltd. (Consumer Staples)	16,435
2,680	Unisplendour Corp. Ltd., Class A (Information Technology)	7,465
1,390	Universal Scientific Industrial Shanghai Co. Ltd., Class A (Information Technology)	3,111
198	Vanchip Tianjin Technology Co. Ltd., Class A (Information Technology)	894
893	Venustech Group, Inc., Class A (Information Technology)	1,665
463	Verisilicon Microelectronics Shanghai Co. Ltd., Class A (Information Technology)*	1,842
5,987	Vipshop Holdings Ltd. ADR (Consumer Discretionary)	75,077
1,489	Walvax Biotechnology Co. Ltd., Class A (Health Care)	2,183
1,985	Wanda Film Holding Co. Ltd., Class A (Communication Services)*	2,750

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,092	Wangfujing Group Co. Ltd., Class A (Consumer Discretionary)	$1,949
3,176	Wanhua Chemical Group Co. Ltd., Class A (Materials)	32,715
71,179	Want Want China Holdings Ltd. (Consumer Staples)	41,154
1,096	Weibo Corp. ADR (Communication Services)	8,198
6,253	Weichai Power Co. Ltd., Class A (Industrials)	11,435
32,285	Weichai Power Co. Ltd., Class H (Industrials)	49,418
794	Weihai Guangwei Composites Co. Ltd., Class A (Materials)	3,126
6,650	Wens Foodstuff Group Co. Ltd., Class A (Consumer Staples)	15,989
2,184	Western Mining Co. Ltd., Class A (Materials)	4,823
4,169	Western Securities Co. Ltd., Class A (Financials)	3,818
599	Western Superconducting Technologies Co. Ltd., Class A (Materials)	3,042
15,884	Wharf Holdings Ltd. (The) (Real Estate)	41,744
1,191	Will Semiconductor Co. Ltd. Shanghai, Class A (Information Technology)	15,214
38,964	Wilmar International Ltd. (Consumer Staples)	93,864
1,191	Wingtech Technology Co. Ltd., Class A (Information Technology)	4,386
397	Winner Medical Co. Ltd., Class A (Health Care)	1,432
1,985	Winning Health Technology Group Co. Ltd., Class A (Health Care)	1,526
20,900	Wintime Energy Group Co. Ltd., Class A (Utilities)*	3,273
4,863	Wuchan Zhongda Group Co. Ltd., Class A (Consumer Discretionary)	2,930
3,970	Wuhan Guide Infrared Co. Ltd., Class A (Information Technology)	3,361
298	Wuhan Jingce Electronic Group Co. Ltd., Class A (Information Technology)	2,332
3,871	Wuliangye Yibin Co. Ltd., Class A (Consumer Staples)	67,200
1,787	WUS Printed Circuit Kunshan Co. Ltd., Class A (Information Technology)	8,197
2,581	WuXi AppTec Co. Ltd., Class A (Health Care)	14,269

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
5,905	WuXi AppTec Co. Ltd., Class H (Health Care)(a)	$25,966
403	Wuxi Autowell Technology Co. Ltd., Class A (Information Technology)	2,052
60,576	Wuxi Biologics Cayman, Inc. (Health Care)*(a)	87,132
1,489	Wuxi Lead Intelligent Equipment Co. Ltd., Class A (Industrials)	3,017
11,017	XCMG Construction Machinery Co. Ltd., Class A (Industrials)	9,887
2,779	Xiamen C & D, Inc., Class A (Industrials)	2,859
198	Xiamen Faratronic Co. Ltd., Class A (Information Technology)	2,390
1,290	Xiamen Tungsten Co. Ltd., Class A (Materials)	3,094
2,084	Xiangcai Co. Ltd., Class A (Real Estate)	1,776
1,191	Xiangtan Electric Manufacturing Co. Ltd., Class A (Industrials)*	1,642
263,526	Xiaomi Corp., Class B (Information Technology)*(a)	658,781
1,319	Xinjiang Daqo New Energy Co. Ltd., Class A (Information Technology)	3,371
26,231	Xinyi Glass Holdings Ltd. (Industrials)	23,741
75,501	Xinyi Solar Holdings Ltd. (Information Technology)	29,521
18,562	XPeng, Inc., Class A (Consumer Discretionary)*	75,791
19,157	Yadea Group Holdings Ltd. (Consumer Discretionary)(a)	27,015
496	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A (Information Technology)	2,544
44,062	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	84,172
4,516	Yankuang Energy Group Co. Ltd., Class A (Energy)	9,049
46,818	Yankuang Energy Group Co. Ltd., Class H (Energy)	60,740
993	Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy)	4,117
1,290	Yealink Network Technology Corp. Ltd., Class A (Information Technology)	6,001
1,072	Yifeng Pharmacy Chain Co. Ltd., Class A (Consumer Staples)	3,051
1,588	Yihai Kerry Arawana Holdings Co. Ltd., Class A (Consumer Staples)	5,797

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
595	Yongan Futures Co. Ltd., Class A (Financials)	$963
8,437	Yonghui Superstores Co. Ltd., Class A (Consumer Staples)*	2,786
496	YongXing Special Materials Technology Co. Ltd., Class A (Materials)	2,274
3,176	Yonyou Network Technology Co. Ltd., Class A (Information Technology)*	3,903
4,268	Youngor Fashion Co. Ltd., Class A (Real Estate)	4,354
3,176	YTO Express Group Co. Ltd., Class A (Industrials)	6,839
27,522	Yuexiu Property Co. Ltd. (Real Estate)	14,395
2,680	Yunda Holding Co. Ltd., Class A (Industrials)	2,655
3,176	Yunnan Aluminium Co. Ltd., Class A (Materials)	5,414
1,687	Yunnan Baiyao Group Co. Ltd., Class A (Health Care)	12,868
397	Yunnan Botanee Bio- Technology Group Co. Ltd., Class A (Consumer Staples)	2,356
4,665	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A (Materials)	3,318
893	Yunnan Energy New Material Co. Ltd., Class A (Materials)	3,391
1,489	Yunnan Tin Co. Ltd., Class A (Materials)	2,931
1,687	Yunnan Yuntianhua Co. Ltd., Class A (Materials)	4,913
2,084	Yutong Bus Co. Ltd., Class A (Industrials)	6,272
14,800	Zai Lab Ltd. (Health Care)*	28,915
1,489	Zangge Mining Co. Ltd., Class A (Materials)	5,055
595	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (Health Care)	17,512
23,664	Zhaojin Mining Industry Co. Ltd., Class H (Materials)	38,892
4,863	Zhefu Holding Group Co. Ltd., Class A (Industrials)	1,949
6,849	Zhejiang Century Huatong Group Co. Ltd., Class A (Communication Services)*	3,160
198	Zhejiang Cfmoto Power Co. Ltd., Class A (Consumer Discretionary)	3,843
5,062	Zhejiang China Commodities City Group Co. Ltd., Class A (Consumer Discretionary)	5,907
1,985	Zhejiang Chint Electrics Co. Ltd., Class A (Industrials)	4,916

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
3,077	Zhejiang Dahua Technology Co. Ltd., Class A (Information Technology)	$5,957
496	Zhejiang Dingli Machinery Co. Ltd., Class A (Industrials)	3,389
25,304	Zhejiang Expressway Co. Ltd., Class H (Industrials)	16,317
1,886	Zhejiang Hailiang Co. Ltd., Class A (Materials)	2,185
1,390	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A (Health Care)	3,301
1,588	Zhejiang Huayou Cobalt Co. Ltd., Class A (Materials)	5,183
1,191	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A (Information Technology)	3,979
3,275	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A (Communication Services)*	1,636
794	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A (Health Care)	1,424
2,481	Zhejiang Juhua Co. Ltd., Class A (Materials)	5,748
10,808	Zhejiang Leapmotor Technology Co. Ltd. (Consumer Discretionary)*(a)	29,859
2,978	Zhejiang Longsheng Group Co. Ltd., Class A (Materials)	3,828
2,878	Zhejiang NHU Co. Ltd., Class A (Materials)	7,854
3,672	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (Industrials)	8,984
794	Zhejiang Shuanghuan Driveline Co. Ltd., Class A (Consumer Discretionary)	2,349
397	Zhejiang Supor Co. Ltd., Class A (Consumer Discretionary)	2,790
1,588	Zhejiang Weiming Environment Protection Co. Ltd., Class A (Industrials)	4,096
1,489	Zhejiang Weixing New Building Materials Co. Ltd., Class A (Industrials)	2,496
9,032	Zhejiang Zheneng Electric Power Co. Ltd., Class A (Utilities)	7,889
1,390	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A (Industrials)	2,307
3,770	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H (Industrials)	4,413
3,573	Zheshang Securities Co. Ltd., Class A (Financials)	5,642

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
11,489	ZhongAn Online P&C Insurance Co. Ltd., Class H (Financials)*(a)	$14,935
675	Zhongfu Shenying Carbon Fiber Co. Ltd., Class A (Materials)	1,672
1,112	Zhongji Innolight Co. Ltd., Class A (Information Technology)	17,087
4,466	Zhongjin Gold Corp. Ltd., Class A (Materials)	8,488
11,669	Zhongsheng Group Holdings Ltd. (Consumer Discretionary)	13,389
6,055	Zhongtai Securities Co. Ltd., Class A (Financials)	4,981
1,042	Zhuhai CosMX Battery Co. Ltd., Class A (Industrials)	2,230
1,985	Zhuhai Huafa Properties Co. Ltd., Class A (Real Estate)	1,546
590	Zhuzhou CRRC Times Electric Co. Ltd., Class A (Industrials)	3,866
8,451	Zhuzhou CRRC Times Electric Co. Ltd., Class H (Industrials)	29,252
2,481	Zhuzhou Kibing Group Co. Ltd., Class A (Industrials)	1,873
20,546	Zijin Mining Group Co. Ltd., Class A (Materials)	46,386
94,991	Zijin Mining Group Co. Ltd., Class H (Materials)	192,651
7,653	ZJLD Group, Inc. (Consumer Staples)(a)	7,103
6,551	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A (Industrials)	5,842
21,648	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (Industrials)	11,295
3,672	ZTE Corp., Class A (Information Technology)	12,865
12,553	ZTE Corp., Class H (Information Technology)	25,298
6,900	ZTO Express Cayman, Inc. (Industrials)	151,438

		33,612,167

Colombia – 0.0%
3,816	Bancolombia SA (Financials)	34,807
78,636	Ecopetrol SA (Energy)	38,810
7,319	Interconexion Electrica SA ESP (Utilities)	31,921

		105,538

Czech Republic – 0.0%
2,681	CEZ AS (Utilities)	102,501
1,232	Komercni Banka AS (Financials)	41,817

		144,318

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Denmark – 2.2%
44	AP Moller – Maersk A/S, Class A (Industrials)	$63,957
43	AP Moller – Maersk A/S, Class B (Industrials)	64,226
1,513	Carlsberg AS, Class B (Consumer Staples)	177,826
2,149	Coloplast A/S, Class B (Health Care)	293,460
11,126	Danske Bank A/S (Financials)	347,718
2,835	DSV A/S (Industrials)	506,956
1,076	Genmab A/S (Health Care)*	299,155
52,118	Novo Nordisk A/S, Class B (Health Care)	7,255,498
6,014	Novonesis (Novozymes) B, Class B (Materials)	417,676
3,134	Orsted AS (Utilities)*(a)	181,661
1,352	Pandora A/S (Consumer Discretionary)	236,950
5,295	Tryg A/S (Financials)	118,180
16,715	Vestas Wind Systems A/S (Industrials)*	384,227

		10,347,490

Egypt – 0.0%
4,555	Abou Kir Fertilizers & Chemical Industries (Materials)	5,434
38,864	Commercial International Bank - Egypt (CIB) (Financials)	69,607
28,936	Eastern Co. SAE (Consumer Staples)	15,146
14,004	EFG Holding S.A.E. (Financials)*	6,884
7,784	ElSewedy Electric Co. (Industrials)	9,223
2,851	Ezz Steel Co. SAE (Materials)*	6,504
5,503	Misr Fertilizers Production Co. SAE (Materials)	5,007
15,362	Talaat Moustafa Group (Real Estate)	18,642

		136,447

Faroe Islands – 0.0%
826	Bakkafrost P/F (Consumer Staples)	44,801

Finland – 0.6%
2,177	Elisa OYJ (Communication Services)	108,968
6,722	Fortum OYJ (Utilities)	107,591
1,628	Huhtamaki OYJ (Materials)	66,783
4,200	Kesko OYJ, Class B (Consumer Staples)	85,379
5,490	Kone OYJ, Class B (Industrials)	296,552
10,786	Metso Corp. (Industrials)	109,600
6,649	Neste OYJ (Energy)	155,659
87,440	Nokia OYJ (Information Technology)	385,020
52,706	Nordea Bank Abp (Financials)	623,075

Shares	Description	Value

Common Stocks – (continued)

Finland – (continued)
1,657	Orion OYJ, Class B (Health Care)	$87,983
7,315	Sampo OYJ, Class A (Financials)	327,199
8,837	Stora Enso OYJ, Class R (Materials)	114,397
8,738	UPM-Kymmene OYJ (Materials)	295,773
7,564	Wartsila OYJ Abp (Industrials)	167,619

		2,931,598

France – 5.1%
455	Aeroports de Paris SA (Industrials)	59,681
9,314	Air Liquide SA (Materials)	1,739,448
9,693	Airbus SE (Industrials)	1,489,426
29,555	AXA SA (Financials)	1,125,377
16,553	BNP Paribas SA (Financials)	1,146,624
11,564	Bollore SE (Communication Services)	76,225
3,232	Bouygues SA (Industrials)	115,947
2,628	Capgemini SE (Information Technology)	545,425
7,728	Cie de Saint-Gobain SA (Industrials)	676,460
11,153	Cie Generale des Etablissements Michelin SCA (Consumer Discretionary)	438,380
16,238	Credit Agricole SA (Financials)	254,420
10,473	Danone SA (Consumer Staples)	728,013
11,277	Dassault Systemes (Information Technology)	440,383
29,078	Engie SA (Utilities)	512,730
4,763	EssilorLuxottica SA (Health Care)	1,129,298
532	Hermes International SCA (Consumer Discretionary)	1,277,262
1,184	Kering (Consumer Discretionary)	339,438
4,256	Legrand SA (Industrials)	476,750
3,709	L’Oreal SA (Consumer Staples)	1,628,239
4,302	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	3,210,940
31,102	Orange SA (Communication Services)	354,596
3,222	Pernod Ricard SA (Consumer Staples)	459,357
5,820	Safran SA (Industrials)	1,275,226
459	Sartorius Stedim Biotech (Health Care)	93,484
12,413	Societe Generale SA (Financials)	299,943
1,618	Thales SA (Industrials)	272,227
37,126	TotalEnergies SE (Energy)	2,555,685
8,055	Vinci SA (Industrials)	964,275

		23,685,259

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Germany – 4.8%
2,753	adidas AG (Consumer Discretionary)	$706,973
6,469	Allianz SE (Financials)	2,011,396
14,851	BASF SE (Materials)	753,709
16,323	Bayer AG (Health Care)	503,463
5,054	Bayerische Motoren Werke AG (Consumer Discretionary)	468,912
1,626	Beiersdorf AG (Consumer Staples)	235,326
1,545	BioNTech SE ADR (Health Care)*	135,445
1,794	Continental AG (Consumer Discretionary)	121,291
8,835	Daimler Truck Holding AG (Industrials)	338,956
30,382	Deutsche Bank AG (Financials)	495,973
3,051	Deutsche Boerse AG (Financials)	685,224
15,999	Deutsche Post AG (Industrials)	694,205
53,448	Deutsche Telekom AG (Communication Services)	1,521,045
36,769	E.ON SE (Utilities)	521,362
3,337	Evonik Industries AG (Materials)	74,059
3,307	Fresenius Medical Care AG (Health Care)	127,606
6,836	Fresenius SE & Co. KGaA (Health Care)*	252,503
997	Hannover Rueck SE (Financials)	282,847
98	Hapag-Lloyd AG (Industrials)(a)	15,881
2,189	Heidelberg Materials AG (Materials)	231,785
1,599	Henkel AG & Co. KGaA (Consumer Staples)	133,011
21,638	Infineon Technologies AG (Information Technology)	790,387
1,098	Knorr-Bremse AG (Industrials)	90,363
12,343	Mercedes-Benz Group AG (Consumer Discretionary)	851,719
2,147	Merck KGaA (Health Care)	417,910
892	MTU Aero Engines AG (Industrials)	266,586
2,214	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Financials)	1,199,117
718	Rheinmetall AG (Industrials)	430,757
12,359	RWE AG (Utilities)	446,384
16,945	SAP SE (Information Technology)	3,708,521
12,253	Siemens AG (Industrials)	2,304,600
9,423	Siemens Energy AG (Industrials)*	271,710
4,475	Siemens Healthineers AG (Health Care)(a)	260,449
2,205	Symrise AG (Materials)	290,567
996	Talanx AG (Financials)	85,828

Shares	Description	Value

Common Stocks – (continued)

Germany – (continued)
475	Volkswagen AG (Consumer Discretionary)	$53,104
11,559	Vonovia SE (Real Estate)	398,938

		22,177,912

Greece – 0.1%
33,511	Alpha Services and Holdings SA (Financials)	57,365
40,157	Eurobank Ergasias Services and Holdings SA (Financials)	91,744
2,887	Hellenic Telecommunications Organization SA (Communication Services)	46,848
1,736	JUMBO SA (Consumer Discretionary)	43,966
1,724	Metlen Energy & Metals SA (Industrials)	64,958
968	Motor Oil Hellas Corinth Refineries SA (Energy)	23,251
9,060	National Bank of Greece SA (Financials)	78,804
3,246	OPAP SA (Consumer Discretionary)	56,195
16,167	Piraeus Financial Holdings SA (Financials)	69,935
3,480	Public Power Corp. SA (Utilities)	44,760
1,121	Star Bulk Carriers Corp. (Industrials)	23,956
839	Terna Energy SA (Utilities)	17,747

		619,529

Guatemala – 0.0%
2,143	Millicom International Cellular SA SDR, SDR (Communication Services)*	55,036

Hong Kong – 1.1%
187,038	AIA Group Ltd. (Financials)	1,329,580
9,395	Cathay Pacific Airways Ltd. (Industrials)	9,575
31,519	CK Asset Holdings Ltd. (Real Estate)	127,484
10,089	CK Infrastructure Holdings Ltd. (Utilities)	74,888
31,505	CLP Holdings Ltd. (Utilities)	282,319
4,700	DFI Retail Group Holdings Ltd. (Consumer Staples)	8,742
1,182	Futu Holdings Ltd. ADR (Financials)*	75,128
28,901	Hang Lung Properties Ltd. (Real Estate)	22,082
11,973	Hang Seng Bank Ltd. (Financials)	144,743
21,867	Henderson Land Development Co. Ltd. (Real Estate)	68,121
37,584	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	25,537

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Hong Kong – (continued)
59,988	HKT Trust & HKT Ltd. (Communication Services)	$76,212
152,047	Hong Kong & China Gas Co. Ltd. (Utilities)	123,776
19,821	Hong Kong Exchanges & Clearing Ltd. (Financials)	610,862
17,162	Hongkong Land Holdings Ltd. (Real Estate)	64,357
92,692	J&T Global Express Ltd. (Industrials)*	71,773
3,279	Jardine Matheson Holdings Ltd. (Industrials)	118,175
42,350	Link REIT (Real Estate)	200,338
26,010	MTR Corp. Ltd. (Industrials)	91,864
2,180	Orient Overseas International Ltd. (Industrials)	30,323
22,655	Power Assets Holdings Ltd. (Utilities)	158,141
45,719	Prudential PLC (Financials)	391,762
162,892	Sino Biopharmaceutical Ltd. (Health Care)	67,451
55,959	Sino Land Co. Ltd. (Real Estate)	59,973
24,189	Sun Hung Kai Properties Ltd. (Real Estate)	237,071
6,805	Swire Pacific Ltd., Class A (Industrials)	57,752
11,917	Swire Pacific Ltd., Class B (Industrials)	15,644
17,482	Swire Properties Ltd. (Real Estate)	32,228
22,661	Techtronic Industries Co. Ltd. (Industrials)	305,327
126,143	WH Group Ltd. (Consumer Staples)(a)	91,853
25,712	Wharf Real Estate Investment Co. Ltd. (Real Estate)	74,989

		5,048,070

Hungary – 0.1%
7,341	MOL Hungarian Oil & Gas PLC (Energy)	55,766
3,780	OTP Bank Nyrt (Financials)	194,948
2,308	Richter Gedeon Nyrt (Health Care)	70,091

		320,805

India – 6.3%
880	ABB India Ltd. (Industrials)	83,267
1,147	ACC Ltd. (Materials)	31,853
4,780	Adani Energy Solutions Ltd. (Utilities)*	57,414
5,180	Adani Enterprises Ltd. (Industrials)	186,479
5,129	Adani Green Energy Ltd. (Utilities)*	112,409
12,038	Adani Ports & Special Economic Zone Ltd. (Industrials)	212,696

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
15,045	Adani Power Ltd. (Utilities)*	$113,378
4,378	Adani Total Gas Ltd. (Utilities)	43,344
2,444	Adani Wilmar Ltd. (Consumer Staples)*	10,549
7,713	Aditya Birla Capital Ltd. (Financials)*	20,242
516	Alkem Laboratories Ltd. (Health Care)	37,962
10,062	Ambuja Cements Ltd. (Materials)	74,027
2,763	APL Apollo Tubes Ltd. (Materials)	48,166
1,682	Apollo Hospitals Enterprise Ltd. (Health Care)	138,928
23,847	Ashok Leyland Ltd. (Industrials)	72,916
6,764	Asian Paints Ltd. (Materials)	252,168
1,970	Astral Ltd. (Industrials)	45,082
7,598	AU Small Finance Bank Ltd. (Financials)(a)	62,390
4,689	Aurobindo Pharma Ltd. (Health Care)	87,741
2,408	Avenue Supermarts Ltd. (Consumer Staples)*(a)	141,470
37,867	Axis Bank Ltd. (Financials)	530,613
1,128	Bajaj Auto Ltd. (Consumer Discretionary)	146,483
4,417	Bajaj Finance Ltd. (Financials)	379,189
6,351	Bajaj Finserv Ltd. (Financials)	135,018
444	Bajaj Holdings & Investment Ltd. (Financials)	53,244
1,340	Balkrishna Industries Ltd. (Consumer Discretionary)	45,211
12,626	Bandhan Bank Ltd. (Financials)(a)	30,153
17,185	Bank of Baroda (Financials)	51,245
11,819	Bank of India (Financials)	16,592
15,870	Bank of Maharashtra (Financials)	11,839
4,061	Berger Paints India Ltd. (Materials)	27,650
1,522	Bharat Dynamics Ltd. (Industrials)	23,644
59,344	Bharat Electronics Ltd. (Industrials)	211,773
4,234	Bharat Forge Ltd. (Consumer Discretionary)	80,115
21,301	Bharat Heavy Electricals Ltd. (Industrials)	73,792
31,956	Bharat Petroleum Corp. Ltd. (Energy)	136,269
43,087	Bharti Airtel Ltd. (Communication Services)	816,339
2,070	Bharti Hexacom Ltd. (Communication Services)	30,901
7,435	Biocon Ltd. (Health Care)	31,833
144	Bosch Ltd. (Consumer Discretionary)	55,610

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
1,979	Britannia Industries Ltd. (Consumer Staples)	$138,159
30,144	Canara Bank (Financials)	40,085
10,625	CG Power & Industrial Solutions Ltd. (Industrials)	88,184
6,618	Cholamandalam Investment and Finance Co. Ltd. (Financials)	114,857
8,924	Cipla Ltd. (Health Care)	176,083
34,683	Coal India Ltd. (Energy)	217,081
1,182	Cochin Shipyard Ltd. (Industrials)(a)	26,589
2,214	Colgate-Palmolive India Ltd. (Consumer Staples)	96,097
4,564	Container Corp. Of India Ltd. (Industrials)	52,518
1,986	Coromandel International Ltd. (Materials)	41,634
2,256	Cummins India Ltd. (Industrials)	100,726
9,834	Dabur India Ltd. (Consumer Staples)	74,707
1,335	Dalmia Bharat Ltd. (Materials)	30,100
1,230	Deepak Nitrite Ltd. (Materials)	42,692
5,076	Delhivery Ltd. (Industrials)*	25,377
2,101	Divi’s Laboratories Ltd. (Health Care)	127,604
554	Dixon Technologies India Ltd. (Consumer Discretionary)	86,999
10,295	DLF Ltd. (Real Estate)	103,734
2,022	Dr. Reddy’s Laboratories Ltd. (Health Care)	169,514
2,309	Eicher Motors Ltd. (Consumer Discretionary)	136,564
14,487	Embassy Office Parks REIT (Real Estate)	67,043
6,908	Exide Industries Ltd. (Consumer Discretionary)	40,597
17,018	FSN E-Commerce Ventures Ltd. (Consumer Discretionary)*	42,144
44,815	GAIL India Ltd. (Utilities)	127,005
3,865	General Insurance Corp. of India (Financials)(a)	18,839
1,018	Gland Pharma Ltd. (Health Care)(a)	22,316
41,010	GMR Airports Infrastructure Ltd. (Industrials)*	46,197
6,250	Godrej Consumer Products Ltd. (Consumer Staples)	110,378
1,917	Godrej Properties Ltd. (Real Estate)*	66,495
5,166	Grasim Industries Ltd. (Materials)	166,234
571	Gujarat Fluorochemicals Ltd. (Materials)	21,618
2,719	Gujarat Gas Ltd. (Utilities)	19,677
3,648	Havells India Ltd. (Industrials)	82,613
17,598	HCL Technologies Ltd. (Information Technology)	367,870

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
1,310	HDFC Asset Management Co. Ltd. (Financials)(a)	$69,045
92,959	HDFC Bank Ltd. (Financials)	1,814,264
16,262	HDFC Life Insurance Co. Ltd. (Financials)(a)	143,228
2,166	Hero MotoCorp Ltd. (Consumer Discretionary)	140,887
24,221	Hindalco Industries Ltd. (Materials)	202,541
2,761	Hindustan Aeronautics Ltd. (Industrials)	154,062
15,942	Hindustan Petroleum Corp. Ltd. (Energy)	79,652
14,870	Hindustan Unilever Ltd. (Consumer Staples)	492,527
3,878	Hindustan Zinc Ltd. (Materials)	23,153
174	Hitachi Energy India Ltd. (Industrials)	25,093
37	Honeywell Automation India Ltd. (Information Technology)	22,485
6,030	Housing & Urban Development Corp. Ltd. (Financials)	20,178
86,028	ICICI Bank Ltd. (Financials)	1,260,809
3,919	ICICI Lombard General Insurance Co. Ltd. (Financials)(a)	100,076
6,367	ICICI Prudential Life Insurance Co. Ltd. (Financials)(a)	57,175
60,664	IDFC First Bank Ltd. (Financials)*	53,408
4,027	Indian Bank (Financials)	27,238
14,080	Indian Hotels Co. Ltd. (Consumer Discretionary)	108,700
62,295	Indian Oil Corp. Ltd. (Energy)	131,444
4,995	Indian Railway Catering & Tourism Corp. Ltd. (Industrials)	55,553
29,620	Indian Railway Finance Corp. Ltd. (Financials)(a)	63,082
9,460	Indian Renewable Energy Development Agency Ltd. (Financials)*	27,239
5,815	Indraprastha Gas Ltd. (Utilities)	38,327
13,876	Indus Towers Ltd. (Communication Services)*	75,856
9,541	IndusInd Bank Ltd. (Financials)	162,133
1,143	Info Edge India Ltd. (Communication Services)	104,647
59,637	Infosys Ltd. (Information Technology)	1,382,076
2,611	InterGlobe Aviation Ltd. (Industrials)*(a)	150,363
49,560	ITC Ltd. (Consumer Staples)	296,576
5,049	Jindal Stainless Ltd. (Materials)	47,762
6,325	Jindal Steel & Power Ltd. (Materials)	73,181
56,331	Jio Financial Services Ltd. (Financials)*	216,066
8,418	JSW Energy Ltd. (Utilities)	71,377

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
4,172	JSW Infrastructure Ltd. (Industrials)	$16,147
15,756	JSW Steel Ltd. (Materials)	176,794
6,345	Jubilant Foodworks Ltd. (Consumer Discretionary)	49,196
6,713	Kalyan Jewellers India Ltd. (Consumer Discretionary)	49,240
18,155	Kotak Mahindra Bank Ltd. (Financials)	385,477
452	L&T Technology Services Ltd. (Industrials)(a)	30,805
11,151	Larsen & Toubro Ltd. (Industrials)	492,547
3,678	Life Insurance Corp. of India (Financials)	46,671
326	Linde India Ltd. (Materials)	28,084
1,529	LTIMindtree Ltd. (Information Technology)(a)	112,227
3,992	Lupin Ltd. (Health Care)	106,626
4,004	Macrotech Developers Ltd. (Real Estate)(a)	59,861
9,578	Mahindra & Mahindra Financial Services Ltd. (Financials)	35,898
14,721	Mahindra & Mahindra Ltd. (Consumer Discretionary)	492,401
929	MakeMyTrip Ltd. (Consumer Discretionary)*	89,342
528	Mankind Pharma Ltd. (Health Care)*	15,661
8,672	Marico Ltd. (Consumer Staples)	66,913
2,190	Maruti Suzuki India Ltd. (Consumer Discretionary)	323,860
3,675	Max Financial Services Ltd. (Financials)*	47,097
12,300	Max Healthcare Institute Ltd. (Health Care)	126,481
474	Mazagon Dock Shipbuilders Ltd. (Industrials)	23,971
1,388	Mphasis Ltd. (Information Technology)	51,384
37	MRF Ltd. (Consumer Discretionary)	59,482
1,771	Muthoot Finance Ltd. (Financials)	41,510
5,965	Nestle India Ltd. (Consumer Staples)	177,856
45,798	NHPC Ltd. (Utilities)	52,486
19,089	NMDC Ltd. (Materials)	50,677
78,609	NTPC Ltd. (Utilities)	390,087
1,950	Oberoi Realty Ltd. (Real Estate)	41,207
64,340	Oil & Natural Gas Corp. Ltd. (Energy)	253,728
9,004	Oil India Ltd. (Energy)	79,550
3,345	One 97 Communications Ltd. (Financials)*	24,803
361	Oracle Financial Services Software Ltd. (Information Technology)	47,298

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
85	Page Industries Ltd. (Consumer Discretionary)	$43,093
1,153	Patanjali Foods Ltd. (Consumer Staples)	26,699
3,927	PB Fintech Ltd. (Financials)*	82,980
1,658	Persistent Systems Ltd. (Information Technology)	102,219
9,934	Petronet LNG Ltd. (Energy)	43,504
1,554	Phoenix Mills Ltd. (The) (Real Estate)	69,841
1,343	PI Industries Ltd. (Materials)	71,984
2,531	Pidilite Industries Ltd. (Materials)	94,252
725	Polycab India Ltd. (Industrials)	58,896
24,127	Power Finance Corp. Ltd. (Financials)	158,087
75,197	Power Grid Corp. of India Ltd. (Utilities)	302,505
2,288	Prestige Estates Projects Ltd. (Real Estate)	49,463
159	Procter & Gamble Hygiene & Health Care Ltd. (Consumer Staples)	31,311
36,589	Punjab National Bank (Financials)	50,854
9,407	Rail Vikas Nigam Ltd. (Industrials)	68,126
20,720	REC Ltd. (Financials)	153,106
56,702	Reliance Industries Ltd. (Energy)	2,041,194
44,455	Samvardhana Motherson International Ltd. (Consumer Discretionary)	103,506
4,866	SBI Cards & Payment Services Ltd. (Financials)	41,958
7,407	SBI Life Insurance Co. Ltd. (Financials)(a)	163,407
672	Schaeffler India Ltd. (Industrials)	31,582
165	Shree Cement Ltd. (Materials)	50,131
3,971	Shriram Finance Ltd. (Financials)	151,721
1,479	Siemens Ltd. (Industrials)	121,554
11,811	SJVN Ltd. (Utilities)	18,779
404	Solar Industries India Ltd. (Materials)	51,681
4,515	Sona Blw Precision Forgings Ltd. (Consumer Discretionary)(a)	36,786
2,426	SRF Ltd. (Materials)	74,182
29,658	State Bank of India (Financials)	288,407
24,020	Steel Authority of India Ltd. (Materials)	38,288
17,912	Sun Pharmaceutical Industries Ltd. (Health Care)	389,042
1,061	Sundaram Finance Ltd. (Financials)	63,892
975	Supreme Industries Ltd. (Materials)	61,435

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
164,173	Suzlon Energy Ltd. (Industrials)*	$148,452
1,863	Tata Communications Ltd. (Communication Services)	43,578
16,835	Tata Consultancy Services Ltd. (Information Technology)	914,048
9,998	Tata Consumer Products Ltd. (Consumer Staples)	143,066
581	Tata Elxsi Ltd. (Information Technology)	55,423
34,021	Tata Motors Ltd. (Consumer Discretionary)	450,794
28,197	Tata Power Co. Ltd. (The) (Utilities)	146,127
134,131	Tata Steel Ltd. (Materials)	244,301
1,091	Tata Technologies Ltd. (Information Technology)	13,861
10,327	Tech Mahindra Ltd. (Information Technology)	201,501
614	Thermax Ltd. (Industrials)	32,012
6,181	Titan Co. Ltd. (Consumer Discretionary)	262,738
1,538	Torrent Pharmaceuticals Ltd. (Health Care)	63,909
2,671	Torrent Power Ltd. (Utilities)	55,524
3,012	Trent Ltd. (Consumer Discretionary)	257,086
1,674	Tube Investments of India Ltd. (Consumer Discretionary)	80,451
3,810	TVS Motor Co. Ltd. (Consumer Discretionary)	127,799
1,911	UltraTech Cement Ltd. (Materials)	257,513
24,633	Union Bank of India Ltd. (Financials)	35,696
1,148	United Breweries Ltd. (Consumer Staples)	28,066
4,941	United Spirits Ltd. (Consumer Staples)	86,857
2,969	UNO Minda Ltd. (Consumer Discretionary)	41,555
8,637	UPL Ltd. (Materials)	61,618
7,719	Varun Beverages Ltd. (Consumer Staples)	138,134
573	Vedant Fashions Ltd. (Consumer Discretionary)	8,543
22,281	Vedanta Ltd. (Materials)	124,447
346,470	Vodafone Idea Ltd. (Communication Services)*	64,608
3,832	Voltas Ltd. (Industrials)	79,666
23,317	Wipro Ltd. (Information Technology)	149,680
262,944	Yes Bank Ltd. (Financials)*	74,020
100,066	Zomato Ltd. (Consumer Discretionary)*	298,905
4,199	Zydus Lifesciences Ltd. (Health Care)	56,468

		29,424,805

Shares	Description	Value

Common Stocks – (continued)

Indonesia – 0.6%
182,881	Adaro Energy Indonesia Tbk PT (Energy)	$42,126
103,067	Adaro Minerals Indonesia Tbk PT (Materials)*	8,569
207,034	Amman Mineral Internasional PT (Materials)*	142,667
335,459	Astra International Tbk PT (Industrials)	110,698
869,706	Bank Central Asia Tbk PT (Financials)	581,023
603,827	Bank Mandiri Persero Tbk PT (Financials)	278,374
247,703	Bank Negara Indonesia Persero Tbk PT (Financials)	85,746
1,167,709	Bank Rakyat Indonesia Persero Tbk PT (Financials)	389,110
421,170	Barito Pacific Tbk PT (Materials)	31,203
259,520	Barito Renewables Energy Tbk PT (Utilities)	180,514
114,124	Chandra Asri Pacific Tbk PT (Materials)	73,658
121,161	Charoen Pokphand Indonesia Tbk PT (Consumer Staples)	38,100
352,765	Dayamitra Telekomunikasi PT (Communication Services)	15,179
12,530,058	GoTo Gojek Tokopedia Tbk PT (Consumer Discretionary)*	42,159
42,485	Indah Kiat Pulp & Paper Tbk PT (Materials)	22,267
37,729	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	28,013
72,827	Indofood Sukses Makmur Tbk PT (Consumer Staples)	32,279
20,608	Indosat Tbk PT (Communication Services)	13,834
315,440	Kalbe Farma Tbk PT (Health Care)	33,677
53,610	Mayora Indah Tbk PT (Consumer Staples)	9,227
163,775	Merdeka Battery Materials Tbk PT (Materials)*	5,828
203,264	Merdeka Copper Gold Tbk PT (Materials)*	31,039
25,019	Pantai Indah Kapuk Dua Tbk PT (Materials)	12,546
27,800	Petrindo Jaya Kreasi Tbk PT (Energy)*	17,088
318,488	Sarana Menara Nusantara Tbk PT (Communication Services)	17,207
313,094	Sumber Alfaria Trijaya Tbk PT (Consumer Staples)	58,749
788,588	Telkom Indonesia Persero Tbk PT (Communication Services)	156,136
123,942	Trimegah Bangun Persada Tbk PT (Materials)	7,298
95,413	Unilever Indonesia Tbk PT (Consumer Staples)	14,014

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Indonesia – (continued)
23,464	United Tractors Tbk PT (Energy)	$41,068
32,825	Vale Indonesia Tbk PT (Materials)*	8,156

		2,527,552

Ireland – 0.2%
3,243	AerCap Holdings NV (Industrials)	315,933
25,646	AIB Group PLC (Financials)	154,570
17,535	Bank of Ireland Group PLC (Financials)	201,276
2,606	Kerry Group PLC, Class A (Consumer Staples)	261,920
2,544	Kingspan Group PLC (Industrials)	221,616

		1,155,315

Israel – 0.5%
900	Airport City Ltd. (Real Estate)*	13,894
3,368	Amot Investments Ltd. (Real Estate)	14,985
607	Azrieli Group Ltd. (Real Estate)	41,331
22,147	Bank Hapoalim BM (Financials)	220,279
24,346	Bank Leumi Le-Israel BM (Financials)	234,366
33,256	Bezeq The Israeli Telecommunication Corp. Ltd. (Communication Services)	39,540
203	Big Shopping Centers Ltd. (Real Estate)*(b)	22,385
412	Camtek Ltd. (Information Technology)	38,968
1,116	Cellebrite DI Ltd. (Information Technology)*	19,039
1,455	Check Point Software Technologies Ltd. (Information Technology)*	280,088
156	Delek Group Ltd. (Energy)	18,741
412	Elbit Systems Ltd. (Industrials)	84,831
4,046	Energix-Renewable Energies Ltd. (Utilities)	14,477
1,927	Enlight Renewable Energy Ltd. (Utilities)*	31,847
103	Fattal Holdings 1998 Ltd. (Consumer Discretionary)*	12,238
860	First International Bank Of Israel Ltd. (The) (Financials)	35,396
1,607	Global-e Online Ltd. (Consumer Discretionary)*	55,313
1,719	Harel Insurance Investments & Financial Services Ltd. (Financials)	17,638
11,616	ICL Group Ltd. (Materials)	52,868
59	Israel Corp. Ltd. (Materials)	13,291
20,554	Israel Discount Bank Ltd., Class A (Financials)	113,720
418	Melisron Ltd. (Real Estate)	31,896

Shares	Description	Value

Common Stocks – (continued)

Israel – (continued)
9,733	Mivne Real Estate KD Ltd. (Real Estate)	$24,647
2,501	Mizrahi Tefahot Bank Ltd. (Financials)	95,490
1,051	Nice Ltd. (Information Technology)*	187,688
477	Nova Ltd. (Information Technology)*	108,471
1,585	OPC Energy Ltd. (Utilities)*(b)	12,239
2,719	Phoenix Financial Ltd. (Financials)	29,120
1,242	Plus500 Ltd. (Financials)	42,309
2,213	Shapir Engineering and Industry Ltd. (Industrials)*	12,921
780	Strauss Group Ltd. (Consumer Staples)	12,504
18,517	Teva Pharmaceutical Industries Ltd. (Health Care)*	349,768
1,827	Tower Semiconductor Ltd. (Information Technology)*	80,282
911	Wix.com Ltd. (Information Technology)*	151,791
1,578	ZIM Integrated Shipping Services Ltd. (Industrials)(b)	28,830

		2,543,191

Italy – 1.7%
25,835	A2A SpA (Utilities)	58,967
2,178	Amplifon SpA (Health Care)	70,227
3,372	Banca Mediolanum SpA (Financials)	41,244
22,864	Banco BPM SpA (Financials)	155,493
9,433	Davide Campari-Milano NV (Consumer Staples)	87,123
127,590	Enel SpA (Utilities)	969,399
36,249	Eni SpA (Energy)	588,780
2,169	Ferrari NV (Consumer Discretionary)	1,073,668
10,137	FinecoBank Banca Fineco SpA (Financials)	173,303
17,056	Generali (Financials)	469,717
5,169	Infrastrutture Wireless Italiane SpA (Communication Services)(a)	61,907
257,758	Intesa Sanpaolo SpA (Financials)	1,074,059
6,653	Leonardo SpA (Industrials)	169,082
10,047	Mediobanca Banca di Credito Finanziario SpA (Financials)	169,985
3,543	Moncler SpA (Consumer Discretionary)	217,343
8,074	Nexi SpA (Financials)*(a)	56,429
4,188	Pirelli & C SpA (Consumer Discretionary)(a)	25,469
7,574	Poste Italiane SpA (Financials)(a)	105,215
8,512	PRADA SpA (Consumer Discretionary)	60,836
4,509	Prysmian SpA (Industrials)	316,430

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Italy – (continued)
1,622	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	$95,156
2,749	Ryanair Holdings PLC ADR (Industrials)	306,404
34,020	Snam SpA (Utilities)	168,815
178,965	Telecom Italia SpA (Communication Services)*	47,385
100,152	Telecom Italia SpA-RSP (Communication Services)*	29,344
23,311	Terna - Rete Elettrica Nazionale (Utilities)	202,863
26,270	UniCredit SpA (Financials)	1,086,946

		7,881,589

Japan – 15.8%
1,522	ABC-Mart, Inc. (Consumer Discretionary)	31,265
5,922	Acom Co. Ltd. (Financials)	15,195
12,185	Advantest Corp. (Information Technology)	555,754
13,007	Aeon Co. Ltd. (Consumer Staples)	325,968
1,430	Aeon Mall Co. Ltd. (Real Estate)(b)	20,173
3,382	AGC, Inc. (Industrials)	106,706
3,358	Air Water, Inc. (Materials)	46,944
2,420	Aisin Corp. (Consumer Discretionary)	84,498
8,691	Ajinomoto Co., Inc. (Consumer Staples)	334,079
3,116	Alfresa Holdings Corp. (Health Care)	51,275
5,612	Amada Co. Ltd. (Industrials)	57,814
7,422	ANA Holdings, Inc. (Industrials)	150,143
7,907	Asahi Group Holdings Ltd. (Consumer Staples)	294,710
3,544	Asahi Intecc Co. Ltd. (Health Care)	65,000
22,555	Asahi Kasei Corp. (Materials)	159,862
11,212	Asics Corp. (Consumer Discretionary)	221,422
29,674	Astellas Pharma, Inc. (Health Care)	370,301
2,171	Azbil Corp. (Information Technology)	71,345
9,632	Bandai Namco Holdings, Inc. (Consumer Discretionary)	206,856
2,145	BayCurrent Consulting, Inc. (Industrials)	68,782
9,108	Bridgestone Corp. (Consumer Discretionary)	355,425
4,177	Brother Industries Ltd. (Information Technology)	77,470
1,289	Calbee, Inc. (Consumer Staples)	28,647
15,225	Canon, Inc. (Information Technology)	524,596

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
5,558	Capcom Co. Ltd. (Communication Services)	$121,119
15,475	Central Japan Railway Co. (Industrials)	359,229
12,144	Chiba Bank Ltd. (The) (Financials)	102,170
12,026	Chubu Electric Power Co., Inc. (Utilities)	150,237
10,624	Chugai Pharmaceutical Co. Ltd. (Health Care)	538,770
2,331	Coca-Cola Bottlers Japan Holdings, Inc. (Consumer Staples)	33,027
18,627	Concordia Financial Group Ltd. (Financials)	105,029
634	Cosmos Pharmaceutical Corp. (Consumer Staples)	31,089
6,867	CyberAgent, Inc. (Communication Services)	47,657
3,545	Dai Nippon Printing Co. Ltd. (Industrials)	127,796
5,681	Daifuku Co. Ltd. (Industrials)	109,558
15,235	Dai-ichi Life Holdings, Inc. (Financials)	437,050
31,837	Daiichi Sankyo Co. Ltd. (Health Care)	1,335,534
4,519	Daikin Industries Ltd. (Industrials)	574,477
996	Daito Trust Construction Co. Ltd. (Real Estate)	123,128
10,298	Daiwa House Industry Co. Ltd. (Real Estate)	317,487
37	Daiwa House REIT Investment Corp. REIT (Real Estate)	59,945
23,766	Daiwa Securities Group, Inc. (Financials)	175,301
29,589	Denso Corp. (Consumer Discretionary)	455,301
3,304	Dentsu Group, Inc. (Communication Services)	101,590
1,481	Disco Corp. (Information Technology)	433,910
18,164	East Japan Railway Co. (Industrials)	349,483
7,667	Ebara Corp. (Industrials)	103,812
4,697	Eisai Co. Ltd. (Health Care)	197,390
2,791	Electric Power Development Co. Ltd. (Utilities)	47,518
46,210	ENEOS Holdings, Inc. (Energy)	250,560
15,627	FANUC Corp. (Industrials)	460,101
2,874	Fast Retailing Co. Ltd. (Consumer Discretionary)	920,793
2,262	Fuji Electric Co. Ltd. (Industrials)	135,405
15,237	FUJIFILM Holdings Corp. (Information Technology)	408,643
4,000	Fujikura Ltd. (Industrials)	115,573

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
29,773	Fujitsu Ltd. (Information Technology)	$547,489
3,040	Fukuoka Financial Group, Inc. (Financials)	80,006
79	GLP J REIT (Real Estate)	72,487
729	GMO Payment Gateway, Inc. (Financials)	45,776
3,634	Hakuhodo DY Holdings, Inc. (Communication Services)	30,723
2,321	Hamamatsu Photonics KK (Information Technology)	61,912
3,923	Hankyu Hanshin Holdings, Inc. (Industrials)	120,461
4,230	Haseko Corp. (Consumer Discretionary)	52,568
319	Hikari Tsushin, Inc. (Industrials)	67,172
486	Hirose Electric Co. Ltd. (Information Technology)	63,885
1,716	Hitachi Construction Machinery Co. Ltd. (Industrials)	41,838
75,131	Hitachi Ltd. (Industrials)	1,843,123
80,235	Honda Motor Co. Ltd. (Consumer Discretionary)	875,060
1,797	Hoshizaki Corp. (Industrials)	57,969
5,756	Hoya Corp. (Health Care)	814,153
8,433	Hulic Co. Ltd. (Real Estate)	87,252
2,069	Ibiden Co. Ltd. (Information Technology)	71,773
15,787	Idemitsu Kosan Co. Ltd. (Energy)	114,820
2,435	IHI Corp. (Industrials)	105,992
2,656	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	41,033
14,004	Inpex Corp. (Energy)	208,658
5,630	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary)	84,795
10,031	Isuzu Motors Ltd. (Consumer Discretionary)	151,252
20,643	ITOCHU Corp. (Industrials)	1,092,510
4,142	J Front Retailing Co. Ltd. (Consumer Discretionary)	40,693
7,133	Japan Airlines Co. Ltd. (Industrials)	120,267
8,783	Japan Exchange Group, Inc. (Financials)	203,160
116	Japan Metropolitan Fund Invest REIT (Real Estate)	73,613
6,402	Japan Post Bank Co. Ltd. (Financials)	59,973
32,392	Japan Post Holdings Co. Ltd. (Financials)	315,789
3,032	Japan Post Insurance Co. Ltd. (Financials)	57,160
18,410	Japan Tobacco, Inc. (Consumer Staples)	531,419
9,702	JFE Holdings, Inc. (Materials)	134,264
7,350	Kajima Corp. (Industrials)	134,199

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
12,179	Kansai Electric Power Co., Inc. (The) (Utilities)	$216,220
3,242	Kansai Paint Co. Ltd. (Materials)	57,924
7,506	Kao Corp. (Consumer Staples)	337,398
2,596	Kawasaki Heavy Industries Ltd. (Industrials)	91,837
6,292	Kawasaki Kisen Kaisha Ltd. (Industrials)	92,411
24,693	KDDI Corp. (Communication Services)	832,851
1,825	Keio Corp. (Industrials)	44,671
2,623	Keisei Electric Railway Co. Ltd. (Industrials)	82,885
1,711	Kewpie Corp. (Consumer Staples)	43,796
3,055	Keyence Corp. (Information Technology)	1,460,517
12,769	Kikkoman Corp. (Consumer Staples)	144,085
3,140	Kintetsu Group Holdings Co. Ltd. (Industrials)	73,149
13,551	Kirin Holdings Co. Ltd. (Consumer Staples)	204,980
842	Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	32,383
2,347	Kobe Bussan Co. Ltd. (Consumer Staples)	68,425
1,878	Koei Tecmo Holdings Co. Ltd. (Communication Services)	21,011
3,980	Koito Manufacturing Co. Ltd. (Consumer Discretionary)	58,577
1,150	Kokusai Electric Corp. (Information Technology)	30,921
14,890	Komatsu Ltd. (Industrials)	414,779
1,589	Konami Group Corp. (Communication Services)	143,453
556	Kose Corp. (Consumer Staples)	33,890
17,658	Kubota Corp. (Industrials)	246,791
5,389	Kuraray Co. Ltd. (Materials)	70,691
1,868	Kurita Water Industries Ltd. (Industrials)	74,833
22,110	Kyocera Corp. (Information Technology)	272,190
4,132	Kyowa Kirin Co. Ltd. (Health Care)	94,357
7,675	Kyushu Electric Power Co., Inc. (Utilities)	81,360
2,334	Kyushu Railway Co. (Industrials)	62,676
1,302	Lasertec Corp. (Information Technology)	251,091
4,623	Lixil Corp. (Industrials)	54,944
43,429	LY Corp. (Communication Services)	119,217
6,792	M3, Inc. (Health Care)	65,679
4,053	Makita Corp. (Industrials)	135,531
27,859	Marubeni Corp. (Industrials)	475,844

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
2,953	Marui Group Co. Ltd. (Financials)	$49,942
5,902	MatsukiyoCocokara & Co. (Consumer Staples)	95,175
9,558	Mazda Motor Corp. (Consumer Discretionary)	80,216
1,417	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	62,381
17,576	Mebuki Financial Group, Inc. (Financials)	68,829
3,048	Medipal Holdings Corp. (Health Care)	53,432
4,004	MEIJI Holdings Co. Ltd. (Consumer Staples)	99,712
6,433	MINEBEA MITSUMI, Inc. (Industrials)	135,150
4,727	MISUMI Group, Inc. (Industrials)	89,261
23,666	Mitsubishi Chemical Group Corp. (Materials)	137,960
57,599	Mitsubishi Corp. (Industrials)	1,191,894
32,556	Mitsubishi Electric Corp. (Industrials)	545,786
18,831	Mitsubishi Estate Co. Ltd. (Real Estate)	323,388
3,009	Mitsubishi Gas Chemical Co., Inc. (Materials)	55,849
13,827	Mitsubishi HC Capital, Inc. (Financials)	99,568
53,717	Mitsubishi Heavy Industries Ltd. (Industrials)	716,632
10,771	Mitsubishi Motors Corp. (Consumer Discretionary)	30,825
192,081	Mitsubishi UFJ Financial Group, Inc. (Financials)	2,015,726
48,065	Mitsui & Co. Ltd. (Industrials)	1,030,919
2,952	Mitsui Chemicals, Inc. (Materials)	78,886
45,290	Mitsui Fudosan Co. Ltd. (Real Estate)	487,722
6,003	Mitsui OSK Lines Ltd. (Industrials)	215,911
41,921	Mizuho Financial Group, Inc. (Financials)	866,318
4,101	MonotaRO Co. Ltd. (Industrials)	64,822
21,201	MS&AD Insurance Group Holdings, Inc. (Financials)	487,053
30,129	Murata Manufacturing Co. Ltd. (Information Technology)	627,597
4,219	NEC Corp. (Information Technology)	372,772
7,403	Nexon Co. Ltd. (Communication Services)	145,411
4,804	NGK Insulators Ltd. (Industrials)	64,057
1,611	NH Foods Ltd. (Consumer Staples)	60,455

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
2,107	Nichirei Corp. (Consumer Staples)	$63,324
7,968	NIDEC Corp. (Industrials)	325,385
5,409	Nikon Corp. (Consumer Discretionary)	57,933
19,120	Nintendo Co. Ltd. (Communication Services)	1,037,645
27	Nippon Building Fund, Inc. REIT (Real Estate)	121,644
1,373	NIPPON EXPRESS HOLDINGS, Inc. (Industrials)	70,100
14,774	Nippon Paint Holdings Co. Ltd. (Materials)	93,572
38	Nippon Prologis REIT, Inc. REIT (Real Estate)	67,176
3,100	Nippon Sanso Holdings Corp. (Materials)	105,963
14,180	Nippon Steel Corp. (Materials)	322,350
890,543	Nippon Telegraph & Telephone Corp. (Communication Services)	952,286
2,689	Nippon Television Holdings, Inc. (Communication Services)	43,944
7,712	Nippon Yusen KK (Industrials)	279,286
2,169	Nissan Chemical Corp. (Materials)	74,333
36,531	Nissan Motor Co. Ltd. (Consumer Discretionary)(b)	106,754
4,245	Nisshin Seifun Group, Inc. (Consumer Staples)	55,058
3,028	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	79,212
3,191	Niterra Co. Ltd. (Consumer Discretionary)	94,280
1,360	Nitori Holdings Co. Ltd. (Consumer Discretionary)	202,872
2,458	Nitto Denko Corp. (Materials)	204,517
50,083	Nomura Holdings, Inc. (Financials)	291,785
1,715	Nomura Real Estate Holdings, Inc. (Real Estate)	49,163
71	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	72,022
6,450	Nomura Research Institute Ltd. (Information Technology)	217,503
6,366	NSK Ltd. (Industrials)	32,821
10,310	NTT Data Group Corp. (Information Technology)	156,698
11,485	Obayashi Corp. (Industrials)	147,028
478	OBIC Business Consultants Co. Ltd. (Information Technology)	23,407
1,081	Obic Co. Ltd. (Information Technology)	187,832
5,272	Odakyu Electric Railway Co. Ltd. (Industrials)	61,499
15,426	Oji Holdings Corp. (Materials)	61,744
19,330	Olympus Corp. (Health Care)	353,066

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
3,112	Omron Corp. (Information Technology)	$128,793
6,605	Ono Pharmaceutical Co. Ltd. (Health Care)	97,801
1,243	Open House Group Co. Ltd. (Consumer Discretionary)	49,035
553	Oracle Corp. Japan (Information Technology)	50,019
18,298	Oriental Land Co. Ltd. (Consumer Discretionary)	501,167
19,096	ORIX Corp. (Financials)	477,908
46	Orix JREIT, Inc. REIT (Real Estate)	47,926
6,824	Osaka Gas Co. Ltd. (Utilities)	168,438
3,651	Otsuka Corp. (Information Technology)	86,909
7,355	Otsuka Holdings Co. Ltd. (Health Care)	432,091
6,346	Pan Pacific International Holdings Corp. (Consumer Discretionary)	161,608
36,900	Panasonic Holdings Corp. (Consumer Discretionary)	307,278
30,583	Persol Holdings Co. Ltd. (Industrials)	59,799
23,585	Rakuten Group, Inc. (Consumer Discretionary)*	167,406
25,119	Recruit Holdings Co. Ltd. (Industrials)	1,560,740
26,942	Renesas Electronics Corp. (Information Technology)	465,178
36,328	Resona Holdings, Inc. (Financials)	257,107
2,938	Resonac Holdings Corp. (Materials)	71,813
9,398	Ricoh Co. Ltd. (Information Technology)	98,108
1,809	Rinnai Corp. (Consumer Discretionary)	40,639
5,833	Rohm Co. Ltd. (Information Technology)	73,110
3,269	Rohto Pharmaceutical Co. Ltd. (Consumer Staples)	78,040
4,276	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	80,495
6,054	Santen Pharmaceutical Co. Ltd. (Health Care)	78,022
4,510	SBI Holdings, Inc. (Financials)	110,516
1,548	SCREEN Holdings Co. Ltd. (Information Technology)	115,830
2,381	SCSK Corp. (Information Technology)	47,806
3,450	Secom Co. Ltd. (Industrials)	251,633
2,570	Sega Sammy Holdings, Inc. (Consumer Discretionary)	45,009
3,704	Seibu Holdings, Inc. (Industrials)	79,827

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
4,569	Seiko Epson Corp. (Information Technology)	$85,054
6,266	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	95,342
9,920	Sekisui House Ltd. (Consumer Discretionary)	255,758
38,028	Seven & i Holdings Co. Ltd. (Consumer Staples)	548,070
7,522	SG Holdings Co. Ltd. (Industrials)	81,649
4,606	Sharp Corp. (Consumer Discretionary)*	31,583
4,554	Shimadzu Corp. (Information Technology)	151,534
784	Shimamura Co. Ltd. (Consumer Discretionary)	41,891
1,304	Shimano, Inc. (Consumer Discretionary)	245,387
9,006	Shimizu Corp. (Industrials)	60,219
32,463	Shin-Etsu Chemical Co. Ltd. (Materials)	1,431,801
1,058	Shinko Electric Industries Co. Ltd. (Information Technology)	40,960
4,873	Shionogi & Co. Ltd. (Health Care)	227,812
6,504	Shiseido Co. Ltd. (Consumer Staples)	145,665
7,511	Shizuoka Financial Group, Inc. (Financials)	66,931
936	SMC Corp. (Industrials)	430,699
46,444	SoftBank Corp. (Communication Services)	650,066
16,203	SoftBank Group Corp. (Communication Services)	935,313
5,882	Sohgo Security Services Co. Ltd. (Industrials)	41,710
3,712	Sojitz Corp. (Industrials)	88,590
15,086	Sompo Holdings, Inc. (Financials)	355,379
20,269	Sony Group Corp. (Consumer Discretionary)	1,976,716
1,463	Square Enix Holdings Co. Ltd. (Communication Services)	54,127
2,478	Stanley Electric Co. Ltd. (Consumer Discretionary)	47,422
10,193	Subaru Corp. (Consumer Discretionary)	193,247
1,700	Sugi Holdings Co. Ltd. (Consumer Staples)	29,504
5,655	SUMCO Corp. (Information Technology)	64,821
23,779	Sumitomo Chemical Co. Ltd. (Materials)	68,248
19,556	Sumitomo Corp. (Industrials)	462,827
12,114	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	200,382
2,701	Sumitomo Forestry Co. Ltd. (Consumer Discretionary)	112,952

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
1,904	Sumitomo Heavy Industries Ltd. (Industrials)	$44,251
4,257	Sumitomo Metal Mining Co. Ltd. (Materials)	119,402
21,718	Sumitomo Mitsui Financial Group, Inc. (Financials)	1,424,449
11,049	Sumitomo Mitsui Trust Holdings, Inc. (Financials)	273,408
7,067	Sumitomo Realty & Development Co. Ltd. (Real Estate)	240,978
2,908	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	29,698
1,127	Sundrug Co. Ltd. (Consumer Staples)	32,818
2,080	Suntory Beverage & Food Ltd. (Consumer Staples)	76,426
26,374	Suzuki Motor Corp. (Consumer
	Discretionary)	306,750
7,912	Sysmex Corp. (Health Care)	153,235
8,974	T&D Holdings, Inc. (Financials)	150,907
2,771	Taisei Corp. (Industrials)	125,661
2,039	Taiyo Yuden Co. Ltd. (Information Technology)	50,357
25,372	Takeda Pharmaceutical Co. Ltd. (Health Care)	755,035
2,236	TBS Holdings, Inc. (Communication Services)	61,995
6,302	TDK Corp. (Information Technology)	426,193
23,861	Terumo Corp. (Health Care)	440,741
3,914	TIS, Inc. (Information Technology)	97,927
3,469	Tobu Railway Co. Ltd. (Industrials)	59,848
729	Toei Animation Co. Ltd. (Communication Services)	15,646
1,789	Toho Co. Ltd. (Communication Services)	68,818
7,662	Tohoku Electric Power Co., Inc. (Utilities)	69,698
31,599	Tokio Marine Holdings, Inc. (Financials)	1,194,905
2,724	Tokyo Century Corp. (Financials)	29,662
24,757	Tokyo Electric Power Co. Holdings, Inc. (Utilities)*	118,136
7,514	Tokyo Electron Ltd. (Information Technology)	1,331,677
6,260	Tokyo Gas Co. Ltd. (Utilities)	156,667
9,148	Tokyu Corp. (Industrials)	111,990
9,875	Tokyu Fudosan Holdings Corp. (Real Estate)	70,805
4,319	TOPPAN Holdings, Inc. (Industrials)	130,010
25,124	Toray Industries, Inc. (Materials)	129,481
4,979	Tosoh Corp. (Materials)	64,116

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
2,537	TOTO Ltd. (Industrials)	$88,043
1,517	Toyo Suisan Kaisha Ltd. (Consumer Staples)	94,653
1,208	Toyota Boshoku Corp. (Consumer Discretionary)	16,054
2,759	Toyota Industries Corp. (Industrials)	216,771
185,281	Toyota Motor Corp. (Consumer Discretionary)	3,511,438
11,610	Toyota Tsusho Corp. (Industrials)	222,664
2,197	Trend Micro, Inc. (Information Technology)	131,740
627	Tsuruha Holdings, Inc. (Consumer Staples)	38,058
6,865	Unicharm Corp. (Consumer Staples)	239,465
52	United Urban Investment Corp. REIT (Real Estate)	51,391
6,588	USS Co. Ltd. (Consumer Discretionary)	60,584
7,901	West Japan Railway Co. (Industrials)	150,798
4,410	Yakult Honsha Co. Ltd. (Consumer Staples)	93,194
10,783	Yamada Holdings Co. Ltd. (Consumer Discretionary)	33,488
2,094	Yamaha Corp. (Consumer Discretionary)	50,292
15,240	Yamaha Motor Co. Ltd. (Consumer Discretionary)	132,613
5,119	Yamato Holdings Co. Ltd. (Industrials)	59,485
2,200	Yamazaki Baking Co. Ltd. (Consumer Staples)	40,773
4,349	Yaskawa Electric Corp. (Industrials)	143,966
3,977	Yokogawa Electric Corp. (Information Technology)	111,658
2,183	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	49,850
1,421	Zensho Holdings Co. Ltd. (Consumer Discretionary)	74,190
1,943	ZOZO, Inc. (Consumer Discretionary)	61,958

		73,659,900

Jordan – 0.0%
2,620	Hikma Pharmaceuticals PLC (Health Care)	68,281

Kuwait – 0.2%
24,937	Agility Public Warehousing Co. KSC (Industrials)	20,886
22,888	Boubyan Bank KSCP (Financials)	44,031
38,233	Gulf Bank KSCP (Financials)	39,653
185,299	Kuwait Finance House KSCP (Financials)	440,741

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Kuwait – (continued)
11,130	Mabanee Co KPSC (Real Estate)	$31,243
34,854	Mobile Telecommunications Co. KSCP (Communication Services)	53,253
130,214	National Bank of Kuwait SAKP (Financials)	374,049

		1,003,856

Luxembourg – 0.1%
7,619	ArcelorMittal (Materials)	178,536
5,808	CVC Capital Partners PLC (Financials)*(a)	123,049
2,248	Reinet Investments SCA (Financials)	60,555

		362,140

Macau – 0.0%
30,890	Galaxy Entertainment Group Ltd. (Consumer Discretionary)	119,594
40,289	Sands China Ltd. (Consumer Discretionary)*	73,550

		193,144

Mexico – 0.6%
524,472	America Movil SAB de CV, Series B (Communication Services)	435,180
7,747	Arca Continental SAB de CV (Consumer Staples)	69,545
29,202	Becle SAB de CV (Consumer Staples)	47,257
251,169	Cemex SAB de CV, Series CPO (Materials)	153,045
8,726	Coca-Cola Femsa SAB de CV (Consumer Staples)	73,492
3,079	El Puerto de Liverpool SAB de CV (Consumer Discretionary)	17,824
47,677	Fibra Uno Administracion SA de CV REIT (Real Estate)	56,282
35,909	Fomento Economico Mexicano SAB de CV (Consumer Staples)	368,239
3,061	Fresnillo PLC (Materials)	21,784
3,003	Gruma SAB de CV, Class B (Consumer Staples)	55,251
6,295	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Industrials)	111,762
3,022	Grupo Aeroportuario del Sureste SAB de CV, Class B (Industrials)	81,218
22,616	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	81,129
8,125	Grupo Carso SAB de CV, Series A1 (Industrials)	48,913
7,508	Grupo Comercial Chedraui SA de CV (Consumer Staples)	57,046
865	Grupo Elektra SAB DE CV (Financials)(c)	—

Shares	Description	Value

Common Stocks – (continued)

Mexico – (continued)
47,910	Grupo Financiero Banorte SAB de CV, Class O (Financials)	$332,196
32,544	Grupo Financiero Inbursa SAB de CV, Class O (Financials)*	77,548
51,892	Grupo Mexico SAB de CV, Series B (Materials)	266,216
3,118	Industrias Penoles SAB de CV (Materials)*	37,512
26,629	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)	43,635
12,760	Prologis Property Mexico SA de CV REIT (Real Estate)	40,746
82,775	Wal-Mart de Mexico SAB de CV (Consumer Staples)	264,491

		2,740,311

Netherlands – 2.4%
499	Adyen NV (Financials)*(a)	734,064
977	Argenx SE ADR (Health Care)*	505,422
764	ASM International NV (Information Technology)	516,706
6,533	ASML Holding NV (Information Technology)	5,871,882
1,555	EXOR NV (Financials)	173,156
1,841	Heineken Holding NV (Consumer Staples)	138,672
4,775	Heineken NV (Consumer Staples)	430,553
55,067	ING Groep NV (Financials)	999,275
15,944	Koninklijke Ahold Delhaize NV (Consumer Staples)	548,160
54,985	Koninklijke KPN NV (Communication Services)	224,767
12,959	Koninklijke Philips NV (Health Care)*	390,309
12,770	Universal Music Group NV (Communication Services)	334,013
3,984	Wolters Kluwer NV (Industrials)	679,785

		11,546,764

New Zealand – 0.2%
11,222	a2 Milk Co. Ltd. (The) (Consumer Staples)*	42,688
20,047	Auckland International Airport Ltd. (Industrials)	95,134
12,880	Contact Energy Ltd. (Utilities)	67,126
9,116	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	203,042
13,404	Infratil Ltd. (Financials)	92,584
1,376	Mainfreight Ltd. (Industrials)	62,845
10,835	Mercury NZ Ltd. (Utilities)	42,368
21,014	Meridian Energy Ltd. (Utilities)	83,355
30,347	Spark New Zealand Ltd. (Communication Services)	68,162
2,111	Xero Ltd. (Information Technology)*	204,592

		961,896

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Norway – 0.4%
367	Aker ASA, Class A (Industrials)	$20,789
5,098	Aker BP ASA (Energy)	122,201
12,248	AutoStore Holdings Ltd. (Industrials)*(a)	13,043
13,556	DNB Bank ASA (Financials)	286,805
12,116	Equinor ASA (Energy)	321,997
2,375	Frontline PLC (Energy)	58,096
3,008	Gjensidige Forsikring ASA (Financials)	53,360
1,389	Kongsberg Gruppen ASA (Industrials)	147,133
4,184	Leroy Seafood Group ASA (Consumer Staples)	19,849
7,356	Mowi ASA (Consumer Staples)	128,269
2,729	Nordic Semiconductor ASA (Information Technology)*	36,946
21,709	Norsk Hydro ASA (Materials)	121,742
13,210	Orkla ASA (Consumer Staples)	117,481
1,080	Salmar ASA (Consumer Staples)	56,181
1,138	Schibsted ASA, Class A (Communication Services)	34,939
1,585	Schibsted ASA, Class B (Communication Services)	45,640
1,197	Seadrill Ltd. (Energy)*	51,419
2,826	SpareBank 1 SR-Bank ASA (Financials)	36,285
7,222	Storebrand ASA (Financials)	78,000
9,913	Telenor ASA (Communication Services)	123,068
3,876	TOMRA Systems ASA (Industrials)	60,049
12,585	Var Energi ASA (Energy)	42,298
1,582	Wallenius Wilhelmsen ASA (Industrials)	16,384

		1,991,974

Philippines – 0.2%
4,119	Ayala Corp. (Industrials)	44,381
99,445	Ayala Land, Inc. (Real Estate)	62,518
32,867	Bank of the Philippine Islands (Financials)	72,992
34,994	BDO Unibank, Inc. (Financials)	95,228
585	Globe Telecom, Inc. (Communication Services)	22,921
13,505	International Container Terminal Services, Inc. (Industrials)	95,293
7,438	Jollibee Foods Corp. (Consumer Discretionary)	34,415
4,895	Manila Electric Co. (Utilities)	37,068
29,890	Metropolitan Bank & Trust Co. (Financials)	39,126
1,436	PLDT, Inc. (Communication Services)	38,361
8,122	SM Investments Corp. (Industrials)	128,014
190,496	SM Prime Holdings, Inc. (Real Estate)	105,002

Shares	Description	Value

Common Stocks – (continued)

Philippines – (continued)
14,480	Universal Robina Corp. (Consumer Staples)	$23,467

		798,786

Poland – 0.3%
10,336	Allegro.eu SA (Consumer Discretionary)*(a)	101,885
2,931	Bank Pekao SA (Financials)	120,250
211	Budimex SA (Industrials)	32,889
1,148	CD Projekt SA (Communication Services)	54,426
796	Dino Polska SA (Consumer Staples)*(a)	66,469
2,882	InPost SA (Industrials)*	53,147
2,267	KGHM Polska Miedz SA (Materials)	81,474
19	LPP SA (Consumer Discretionary)	72,515
217	mBank SA (Financials)*	35,960
9,664	ORLEN SA (Energy)*	160,996
14,592	PGE Polska Grupa Energetyczna SA (Utilities)*	25,616
14,250	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)	213,560
9,442	Powszechny Zaklad Ubezpieczen SA (Financials)	114,025
554	Santander Bank Polska SA (Financials)	74,534

		1,207,746

Portugal – 0.1%
121,699	Banco Comercial Portugues SA, Class R (Financials)	56,025
46,599	EDP SA (Utilities)	195,800
7,916	Galp Energia SGPS SA (Energy)	164,379
4,567	Jeronimo Martins SGPS SA (Consumer Staples)	84,624
3,331	Navigator Co. SA (The) (Materials)	13,606

		514,434

Qatar – 0.2%
55,957	Commercial Bank PSQC (The) (Financials)	62,781
28,996	Dukhan Bank (Financials)	30,342
33,012	Industries Qatar QSC (Industrials)	116,961
114,599	Masraf Al Rayan QSC (Financials)	72,391
72,118	Mesaieed Petrochemical Holding Co. (Materials)	32,682
11,614	Ooredoo QPSC (Communication Services)	35,151
8,085	Qatar Electricity & Water Co. QSC (Utilities)	34,862
9,730	Qatar Fuel QSC (Energy)	38,883
58,686	Qatar Gas Transport Co. Ltd. (Energy)	72,451

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Qatar – (continued)
18,456	Qatar International Islamic Bank QSC (Financials)	$55,251
27,259	Qatar Islamic Bank (Financials)	146,290
73,772	Qatar National Bank QPSC (Financials)	320,942

		1,018,987

Saudi Arabia – 1.1%
2,214	ACWA Power Co. (Utilities)	248,504
6,161	Ades Holding Co. (Energy)*	33,624
2,117	Advanced Petrochemical Co. (Materials)*	21,353
32,566	Al Rajhi Bank (Financials)	764,554
811	Al Rajhi Co. for Co-operative Insurance (Financials)*	43,656
20,353	Alinma Bank (Financials)	169,220
4,085	Almarai Co. JSC (Consumer Staples)	59,219
14,745	Arab National Bank (Financials)	75,835
419	Arabian Internet & Co.mmunications Services Co. (Information Technology)	32,403
10,177	Bank AlBilad (Financials)	104,411
8,305	Bank Al-Jazira (Financials)*	39,040
9,813	Banque Saudi Fransi (Financials)	89,171
1,232	Bupa Arabia for Cooperative Insurance Co. (Financials)	76,298
1,221	Co. for Cooperative Insurance (The) (Financials)	51,344
1,405	Dr Sulaiman Al Habib Medical Services Group Co. (Health Care)	114,569
439	Elm Co. (Information Technology)	117,243
6,269	Etihad Etisalat Co. (Communication Services)	84,364
9,770	Jarir Marketing Co. (Consumer Discretionary)	33,273
1,578	Mouwasat Medical Services Co. (Health Care)	43,733
648	Nahdi Medical Co. (Consumer Staples)	22,966
6,942	Rabigh Refining & Petrochemical Co. (Energy)*	15,169
24,425	Riyad Bank (Financials)	167,928
771	Riyadh Cables Group Co. (Industrials)	22,929
3,876	SABIC Agri-Nutrients Co. (Materials)	120,228
5,971	Sahara International Petrochemical Co. (Materials)	45,905
397	SAL Saudi Logistics Services (Industrials)	31,738
20,126	Saudi Arabian Mining Co. (Materials)*	227,668
95,359	Saudi Arabian Oil Co. (Energy)(a)	710,250

Shares	Description	Value

Common Stocks – (continued)

Saudi Arabia – (continued)
841	Saudi Aramco Base Oil Co. (Materials)	$29,627
16,637	Saudi Awwal Bank (Financials)	154,506
14,954	Saudi Basic Industries Corp. (Materials)	298,076
12,987	Saudi Electricity Co. (Utilities)	60,702
6,146	Saudi Industrial Investment Group (Materials)	31,872
12,212	Saudi Kayan Petrochemical Co. (Materials)*	28,019
48,850	Saudi National Bank (The) (Financials)	455,617
532	Saudi Research & Media Group (Communication Services)*	37,257
797	Saudi Tadawul Group Holding Co. (Financials)	52,035
29,908	Saudi Telecom Co. (Communication Services)	342,707
4,347	Savola Group (The) (Consumer Staples)*	30,813
4,579	Yanbu National Petrochemical Co. (Materials)	49,053

		5,136,879

Singapore – 1.0%
58,985	CapitaLand Ascendas REIT REIT (Real Estate)	130,329
75,490	CapitaLand Integrated Commercial Trust REIT (Real Estate)	122,781
39,883	CapitaLand Investment Ltd. (Real Estate)	82,921
7,329	City Developments Ltd. (Real Estate)	29,407
33,409	DBS Group Holdings Ltd. (Financials)	931,951
60,203	Frasers Logistics & Commercial Trust REIT (Real Estate)	50,344
94,206	Genting Singapore Ltd. (Consumer Discretionary)	58,181
39,979	Grab Holdings Ltd., Class A (Industrials)*	128,732
3,785	Hafnia Ltd. (Energy)	30,731
1,575	Jardine Cycle & Carriage Ltd. (Industrials)	33,434
23,041	Keppel Ltd. (Industrials)	109,067
34,139	Mapletree Industrial Trust REIT (Real Estate)	63,907
55,239	Mapletree Logistics Trust REIT (Real Estate)	57,635
38,135	Mapletree Pan Asia Commercial Trust REIT (Real Estate)	40,082
53,352	Oversea-Chinese Banking Corp. Ltd. (Financials)	595,551
14,435	SATS Ltd. (Industrials)	40,422
6,045	Sea Ltd. ADR (Communication Services)*	473,384
53,623	Seatrium Ltd. (Industrials)*	60,886

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Singapore – (continued)
14,895	Sembcorp Industries Ltd. (Utilities)	$56,337
22,001	Singapore Airlines Ltd. (Industrials)(b)	106,000
13,591	Singapore Exchange Ltd. (Financials)	112,924
25,225	Singapore Technologies Engineering Ltd. (Industrials)	86,119
118,678	Singapore Telecommunications Ltd. (Communication Services)	284,984
10,809	STMicroelectronics NV (Information Technology)	344,218
22,219	United Overseas Bank Ltd. (Financials)	535,083
8,727	UOL Group Ltd. (Real Estate)	36,021
4,490	Venture Corp. Ltd. (Information Technology)	48,295

		4,649,726

South Africa – 0.9%
12,747	Absa Group Ltd. (Financials)	126,257
925	Anglo American Platinum Ltd. (Materials)	32,070
19,184	Anglo American PLC (Materials)	556,946
5,960	Aspen Pharmacare Holdings Ltd. (Health Care)	80,560
5,549	Bid Corp. Ltd. (Consumer Staples)	140,370
5,638	Bidvest Group Ltd. (The) (Industrials)	92,469
1,619	Capitec Bank Holdings Ltd. (Financials)	266,804
4,019	Clicks Group Ltd. (Consumer Staples)	84,588
8,835	Discovery Ltd. (Financials)	76,134
4,003	Exxaro Resources Ltd. (Energy)	36,073
83,139	FirstRand Ltd. (Financials)	402,607
14,616	Gold Fields Ltd. (Materials)	204,105
8,986	Harmony Gold Mining Co. Ltd. (Materials)	90,224
14,457	Impala Platinum Holdings Ltd. (Materials)	62,697
3,496	Investec Ltd. (Financials)	26,704
931	Kumba Iron Ore Ltd. (Materials)	18,505
27,936	MTN Group Ltd. (Communication Services)	139,814
4,822	MultiChoice Group (Communication Services)*	29,940
2,984	Naspers Ltd., Class N (Consumer Discretionary)	618,102
7,244	Nedbank Group Ltd. (Financials)	121,049
5,465	Northam Platinum Holdings Ltd. (Materials)	32,451
80,976	Old Mutual Ltd. (Financials)	58,834
14,039	OUTsurance Group Ltd. (Financials)	37,740

Shares	Description	Value

Common Stocks – (continued)

South Africa – (continued)
26,560	Pepkor Holdings Ltd. (Consumer Discretionary)(a)	$32,761
8,427	Remgro Ltd. (Financials)	68,588
27,324	Sanlam Ltd. (Financials)	136,797
9,654	Sasol Ltd. (Materials)	74,807
7,876	Shoprite Holdings Ltd. (Consumer Staples)	137,549
46,480	Sibanye Stillwater Ltd. (Materials)	45,106
22,442	Standard Bank Group Ltd. (Financials)	303,356
9,839	Vodacom Group Ltd. (Communication Services)	60,979
14,880	Woolworths Holdings Ltd. (Consumer Discretionary)	54,190

		4,249,176

South Korea – 3.2%
593	Alteogen, Inc. (Health Care)*	141,608
483	Amorepacific Corp. (Consumer Staples)	44,979
392	AMOREPACIFIC Group (Consumer Staples)	7,307
121	BGF retail Co. Ltd. (Consumer Staples)	10,688
4,482	BNK Financial Group, Inc. (Financials)	34,089
290	Celltrion Pharm, Inc. (Health Care)*	14,979
2,552	Celltrion, Inc. (Health Care)	387,810
1,065	Cheil Worldwide, Inc. (Communication Services)	14,478
130	CJ CheilJedang Corp. (Consumer Staples)	31,336
204	CJ Corp. (Industrials)	17,088
160	CJ ENM Co. Ltd. (Communication Services)*	8,696
140	CJ Logistics Corp. (Industrials)	9,883
379	CosmoAM&T Co. Ltd. (Information Technology)*	30,414
898	Coway Co. Ltd. (Consumer Discretionary)	45,174
359	CS Wind Corp. (Industrials)	17,307
3,106	Daewoo Engineering & Construction Co. Ltd. (Industrials)*	9,370
589	DB HiTek Co. Ltd. (Information Technology)	17,967
725	DB Insurance Co. Ltd. (Financials)	62,956
500	Dongsuh Cos., Inc. (Consumer Staples)	6,973
814	Doosan Bobcat, Inc. (Industrials)	24,252
108	Doosan Co. Ltd. (Industrials)	12,087
7,132	Doosan Enerbility Co. Ltd. (Industrials)*	96,634
628	Doosan Fuel Cell Co. Ltd. (Industrials)*	8,791

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
321	Doosan Robotics, Inc. (Industrials)*	$16,917
761	Ecopro BM Co. Ltd. (Industrials)*	95,876
402	Ecopro Materials Co. Ltd. (Industrials)*	27,325
294	E-MART, Inc. (Consumer Staples)	14,019
178	Enchem Co. Ltd. (Materials)*	25,517
240	F&F Co. Ltd. (Consumer Discretionary)	10,528
727	Fila Holdings Corp. (Consumer Discretionary)	23,048
84	Green Cross Corp. (Health Care)	10,746
742	GS Holdings Corp. (Industrials)	25,079
648	GS Retail Co. Ltd. (Consumer Staples)	10,696
4,791	Hana Financial Group, Inc. (Financials)	222,003
413	Hanjin Kal Corp. (Consumer Discretionary)	21,240
1,137	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)	36,940
106	Hanmi Pharm Co. Ltd. (Health Care)	25,035
302	Hanmi Science Co. Ltd. (Health Care)	7,449
703	Hanmi Semiconductor Co. Ltd. (Information Technology)	60,256
2,496	Hanon Systems (Consumer Discretionary)	7,558
153	Hansol Chemical Co. Ltd. (Materials)	16,516
555	Hanwha Aerospace Co. Ltd. (Industrials)	120,485
556	Hanwha Corp. (Industrials)	12,091
4,245	Hanwha Life Insurance Co. Ltd. (Financials)	9,438
2,351	Hanwha Ocean Co. Ltd. (Industrials)*	60,806
1,729	Hanwha Solutions Corp. (Materials)	33,393
975	Hanwha Systems Co. Ltd. (Industrials)	13,598
698	HD Hyundai Co. Ltd. (Energy)	42,271
351	HD Hyundai Electric Co. Ltd. (Industrials)	80,271
317	HD Hyundai Heavy Industries Co. Ltd. (Industrials)*	45,989
1,954	HD Hyundai Infracore Co. Ltd. (Industrials)*	10,502
147	HD Hyundai Marine Solution Co. Ltd. (Industrials)	11,455
378	HD HYUNDAI MIPO (Industrials)*	29,174

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
740	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (Industrials)*	$106,027
499	HL Mando Co. Ltd. (Consumer Discretionary)	12,682
1,930	HLB, Inc. (Health Care)*	129,741
4,035	HMM Co. Ltd. (Industrials)	51,259
505	Hotel Shilla Co. Ltd. (Consumer Discretionary)	17,938
95	Hugel, Inc. (Health Care)*	19,379
298	HYBE Co. Ltd. (Communication Services)	41,136
39	Hyosung Advanced Materials Corp. (Materials)	8,262
38	Hyosung TNC Corp. (Materials)	8,449
103	Hyundai Autoever Corp. (Information Technology)	12,437
327	Hyundai Elevator Co. Ltd. (Industrials)	10,281
1,204	Hyundai Engineering & Construction Co. Ltd. (Industrials)	28,842
619	Hyundai Glovis Co. Ltd. (Industrials)	51,898
964	Hyundai Marine & Fire Insurance Co. Ltd. (Financials)	25,113
1,036	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	168,679
2,251	Hyundai Motor Co. (Consumer Discretionary)	430,535
1,201	Hyundai Rotem Co. Ltd. (Industrials)	48,549
1,389	Hyundai Steel Co. (Materials)	26,411
4,156	Industrial Bank of Korea (Financials)	42,965
458	JYP Entertainment Corp. (Communication Services)	17,520
5,017	Kakao Corp. (Communication Services)	139,711
628	Kakao Games Corp. (Communication Services)*	8,589
3,550	KakaoBank Corp. (Financials)	58,730
361	Kakaopay Corp. (Financials)*	6,797
1,901	Kangwon Land, Inc. (Consumer Discretionary)	22,755
6,202	KB Financial Group, Inc. (Financials)	398,811
64	KCC Corp. (Materials)	13,726
201	KEPCO Engineering & Construction Co., Inc. (Industrials)	10,096
338	KEPCO Plant Service & Engineering Co. Ltd. (Industrials)	10,538
4,106	Kia Corp. (Consumer Discretionary)	326,119
218	KIWOOM Securities Co. Ltd. (Financials)	22,047

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
1,166	Korea Aerospace Industries Ltd. (Industrials)	$47,396
4,267	Korea Electric Power Corp. (Utilities)*	69,315
432	Korea Gas Corp. (Utilities)*	16,881
685	Korea Investment Holdings Co. Ltd. (Financials)	37,331
152	Korea Zinc Co. Ltd. (Materials)	60,875
3,058	Korean Air Lines Co. Ltd. (Industrials)	50,476
476	Krafton, Inc. (Communication Services)*	116,519
1,063	KT Corp. (Communication Services)	30,716
1,710	KT&G Corp. (Consumer Staples)	138,505
488	Kum Yang Co. Ltd. (Materials)*	16,914
273	Kumho Petrochemical Co. Ltd. (Materials)	27,977
410	L&F Co. Ltd. (Industrials)*	28,789
165	LEENO Industrial, Inc. (Information Technology)	24,172
781	LG Chem Ltd. (Materials)	187,964
1,479	LG Corp. (Industrials)	87,687
3,691	LG Display Co. Ltd. (Information Technology)*	31,112
1,790	LG Electronics, Inc. (Consumer Discretionary)	133,193
673	LG Energy Solution Ltd. (Industrials)*	195,474
155	LG H&H Co. Ltd. (Consumer Staples)	41,133
233	LG Innotek Co. Ltd. (Information Technology)	48,489
3,555	LG Uplus Corp. (Communication Services)	25,947
302	Lotte Chemical Corp. (Materials)	18,696
422	Lotte Corp. (Industrials)	7,819
336	Lotte Energy Materials Corp. (Information Technology)	9,847
171	Lotte Shopping Co. Ltd. (Consumer Discretionary)	7,988
267	LS Corp. (Industrials)	22,606
245	LS Electric Co. Ltd. (Industrials)	30,610
1,515	Meritz Financial Group, Inc. (Financials)	103,544
4,104	Mirae Asset Securities Co. Ltd. (Financials)	25,684
2,256	NAVER Corp. (Communication Services)	285,578
227	NCSoft Corp. (Communication Services)	31,879
336	Netmarble Corp. (Communication Services)*(a)	15,318
2,054	NH Investment & Securities Co. Ltd. (Financials)	21,004

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
50	NongShim Co. Ltd. (Consumer Staples)	$14,448
197	OCI Holdings Co. Ltd. (Materials)	10,515
369	Orion Corp. (Consumer Staples)	25,413
3,770	Pan Ocean Co. Ltd. (Industrials)	10,456
459	Pearl Abyss Corp. (Communication Services)*	11,682
847	Posco DX Co. Ltd. (Information Technology)	16,866
470	POSCO Future M Co. Ltd. (Industrials)	75,469
1,184	POSCO Holdings, Inc. (Materials)	301,351
852	Posco International Corp. (Industrials)	35,972
279	S-1 Corp. (Industrials)	12,385
238	Sam Chun Dang Pharm Co. Ltd. (Health Care)*	28,150
293	Samsung Biologics Co. Ltd. (Health Care)*(a)	214,949
1,219	Samsung C&T Corp. (Industrials)	134,780
365	Samsung Card Co. Ltd. (Financials)	11,872
2,578	Samsung E&A Co. Ltd. (Industrials)*	48,922
912	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	97,491
78,377	Samsung Electronics Co. Ltd. (Information Technology)	4,359,330
516	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	133,843
10,763	Samsung Heavy Industries Co. Ltd. (Industrials)*	84,518
1,260	Samsung Life Insurance Co. Ltd. (Financials)	91,681
853	Samsung SDI Co. Ltd. (Information Technology)	226,045
603	Samsung SDS Co. Ltd. (Information Technology)	68,026
1,031	Samsung Securities Co. Ltd. (Financials)	36,467
69	Samyang Foods Co. Ltd. (Consumer Staples)	25,542
7,486	Shinhan Financial Group Co. Ltd. (Financials)	314,380
109	Shinsegae, Inc. (Consumer Discretionary)	12,288
464	SK Biopharmaceuticals Co. Ltd. (Health Care)*	39,945
395	SK Bioscience Co. Ltd. (Health Care)*	16,411
8,833	SK Hynix, Inc. (Information Technology)	1,148,551
445	SK IE Technology Co. Ltd. (Industrials)*(a)	10,960

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
946	SK Innovation Co. Ltd. (Energy)*	$77,898
1,469	SK Square Co. Ltd. (Industrials)*	86,324
1,775	SK Telecom Co. Ltd. (Communication Services)	73,347
593	SK, Inc. (Industrials)	63,568
307	SKC Co. Ltd. (Materials)*	29,600
684	S-Oil Corp. (Energy)	31,951
65	Soulbrain Co. Ltd. (Materials)	11,532
285	Wemade Co. Ltd. (Communication Services)*	7,104
493	WONIK IPS Co. Ltd. (Information Technology)*	12,603
10,787	Woori Financial Group, Inc. (Financials)	129,362
908	Yuhan Corp. (Health Care)	95,840

		14,692,384

Spain – 1.6%
2,846	ACS Actividades de Construccion y Servicios SA (Industrials)	129,538
1,221	Aena SME SA (Industrials)(a)	246,789
7,465	Amadeus IT Group SA (Consumer Discretionary)	503,548
95,291	Banco Bilbao Vizcaya Argentaria SA (Financials)	1,011,531
252,753	Banco Santander SA (Financials)	1,257,857
58,603	CaixaBank SA (Financials)	354,178
9,459	Cellnex Telecom SA (Communication Services)*(a)	365,723
4,898	EDP Renovaveis SA (Utilities)	78,450
5,255	Endesa SA (Utilities)	111,100
94,938	Iberdrola SA (Utilities)	1,347,214
18,358	Industria de Diseno Textil SA (Consumer Discretionary)	995,297
2,075	Naturgy Energy Group SA (Utilities)	52,965
6,711	Redeia Corp. SA (Utilities)	127,620
19,781	Repsol SA (Energy)	272,710
85,826	Telefonica SA (Communication Services)	388,933

		7,243,453

Sweden – 2.2%
2,916	AAK AB (Consumer Staples)	90,321
3,967	AddTech AB, Class B (Industrials)	125,819
4,685	Alfa Laval AB (Industrials)	210,398
16,132	Assa Abloy AB, Class B (Industrials)	521,574
42,058	Atlas Copco AB, Class A (Industrials)	764,504
24,988	Atlas Copco AB, Class B (Industrials)	398,217
1,968	Avanza Bank Holding AB (Financials)(b)	46,641

Shares	Description	Value

Common Stocks – (continued)

Sweden – (continued)
1,799	Axfood AB (Consumer Staples)	$48,064
6,207	Beijer Ref AB (Industrials)	107,099
4,464	Boliden AB (Materials)	136,874
6,752	Castellum AB (Real Estate)*	92,603
13,503	Embracer Group AB (Communication Services)*	31,856
10,318	Epiroc AB, Class A (Industrials)	199,292
6,264	Epiroc AB, Class B (Industrials)	111,508
7,936	EQT AB (Financials)	265,651
10,011	Essity AB, Class B (Consumer Staples)	304,609
2,969	Evolution AB (Consumer Discretionary)(a)	309,200
3,687	Fabege AB (Real Estate)	32,727
10,918	Fastighets AB Balder, Class B (Real Estate)*	85,824
3,613	Getinge AB, Class B (Health Care)	75,359
9,116	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)	144,653
32,048	Hexagon AB, Class B (Information Technology)	328,593
1,506	Holmen AB, Class B (Materials)	61,794
6,373	Husqvarna AB, Class B (Industrials)	43,015
1,943	Industrivarden AB, Class A (Financials)	70,049
2,144	Industrivarden AB, Class C (Financials)	77,128
4,438	Indutrade AB (Industrials)	139,891
2,239	Investment AB Latour, Class B (Industrials)	67,471
7,969	Investor AB, Class A (Financials)	236,640
30,137	Investor AB, Class B (Financials)	898,600
747	L E Lundbergforetagen AB, Class B (Financials)	41,067
3,741	Lifco AB, Class B (Industrials)	125,300
24,503	Nibe Industrier AB, Class B (Industrials)	121,166
5,114	Saab AB, Class B (Industrials)	121,024
3,376	Sagax AB, Class B (Real Estate)	89,207
17,386	Sandvik AB (Industrials)	370,614
8,341	Securitas AB, Class B (Industrials)	97,739
26,342	Skandinaviska Enskilda Banken AB, Class A (Financials)	406,419
5,503	Skanska AB, Class B (Industrials)	111,395
6,194	SKF AB, Class B (Industrials)	117,490
3,658	SSAB AB, Class A (Materials)	17,799
10,537	SSAB AB, Class B (Materials)	50,304
9,924	Svenska Cellulosa AB SCA, Class B (Materials)	138,141
23,136	Svenska Handelsbanken AB, Class A (Financials)	239,250

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Sweden – (continued)
550	Svenska Handelsbanken AB, Class B (Financials)(b)	$7,154
3,003	Sweco AB, Class B (Industrials)	49,528
16,554	Swedbank AB, Class A (Financials)	354,656
3,860	Swedish Orphan Biovitrum AB (Health Care)*	120,616
9,181	Tele2 AB, Class B (Communication Services)	104,444
48,348	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	361,262
37,449	Telia Co. AB (Communication Services)	116,435
1,755	Thule Group AB (Consumer Discretionary)(a)	52,989
3,478	Trelleborg AB, Class B (Industrials)	135,917
3,155	Volvo AB, Class A (Industrials)	85,093
24,802	Volvo AB, Class B (Industrials)	660,208
7,886	Volvo Car AB, Class B (Consumer Discretionary)*	22,624

		10,143,815

Switzerland – 3.3%
26,765	ABB Ltd. (Industrials)	1,534,070
17	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	224,810
8,710	Cie Financiere Richemont SA (Consumer Discretionary)	1,374,075
4,365	DSM-Firmenich AG (Materials)	594,289
549	Geberit AG (Industrials)	350,061
153	Givaudan SA (Materials)	785,512
851	Kuehne + Nagel International AG (Industrials)	263,891
1,156	Lonza Group AG (Health Care)	756,996
31,640	Novartis AG (Health Care)	3,808,211
358	Partners Group Holding AG (Financials)	515,196
328	Schindler Holding AG (Industrials)	88,722
676	Schindler Holding AG Participation Certificates (Industrials)	187,873
2,592	SGS SA (Industrials)	289,124
2,514	Sika AG (Materials)	805,950
1,770	Straumann Holding AG (Health Care)	261,708
467	Swatch Group AG (The) – Bearer (Consumer Discretionary)	97,864
876	Swatch Group AG (The) – Registered (Consumer Discretionary)	36,550
473	Swiss Life Holding AG (Financials)	382,436
422	Swisscom AG (Communication Services)	266,843

Shares	Description	Value

Common Stocks – (continued)

Switzerland – (continued)
53,090	UBS Group AG (Financials)	$1,625,019
2,400	Zurich Insurance Group AG (Financials)	1,390,017

		15,639,217

Taiwan – 5.4%
8,390	Accton Technology Corp. (Information Technology)	133,233
48,652	Acer, Inc. (Information Technology)	66,537
7,158	Advantech Co. Ltd. (Information Technology)	78,091
1,191	Alchip Technologies Ltd. (Information Technology)	98,661
61,229	ASE Technology Holding Co. Ltd. (Information Technology)	293,800
42,693	Asia Cement Corp. (Materials)	60,189
4,941	Asia Vital Components Co. Ltd. (Information Technology)	93,599
500	ASMedia Technology, Inc. (Information Technology)	27,665
498	ASPEED Technology, Inc. (Information Technology)	76,747
11,658	Asustek Computer, Inc. (Information Technology)	195,697
95,963	AUO Corp. (Information Technology)*	49,346
10,846	Catcher Technology Co. Ltd. (Information Technology)	80,014
188,405	Cathay Financial Holding Co. Ltd. (Financials)	373,983
25,612	Chailease Holding Co. Ltd. (Financials)	116,491
100,860	Chang Hwa Commercial Bank Ltd. (Financials)	55,648
35,933	Cheng Shin Rubber Industry Co. Ltd. (Consumer Discretionary)	55,770
9,955	Chicony Electronics Co. Ltd. (Information Technology)	50,413
47,463	China Airlines Ltd. (Industrials)	30,564
202,280	China Steel Corp. (Materials)	140,692
6,690	Chroma ATE, Inc. (Information Technology)	68,280
63,159	Chunghwa Telecom Co. Ltd. (Communication Services)	244,818
66,196	Compal Electronics, Inc. (Information Technology)	68,700
302,099	CTBC Financial Holding Co. Ltd. (Financials)	308,332
31,921	Delta Electronics, Inc. (Information Technology)	398,638
14,978	E Ink Holdings, Inc. (Information Technology)	142,804
254,825	E.Sun Financial Holding Co. Ltd. (Financials)	224,635
3,748	Eclat Textile Co. Ltd. (Consumer Discretionary)	62,799

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
4,860	Elite Material Co. Ltd. (Information Technology)	$70,644
1,020	eMemory Technology, Inc. (Information Technology)	84,017
44,546	Eva Airways Corp. (Industrials)	49,225
16,704	Evergreen Marine Corp. Taiwan Ltd. (Industrials)	98,167
49,691	Far Eastern New Century Corp. (Industrials)	56,308
26,530	Far EasTone Telecommunications Co. Ltd. (Communication Services)	75,054
10,589	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	48,327
185,218	First Financial Holding Co. Ltd. (Financials)	157,774
73,713	Formosa Chemicals & Fibre Corp. (Materials)	100,926
23,045	Formosa Petrochemical Corp. (Energy)	40,413
89,979	Formosa Plastics Corp. (Materials)	145,136
1,535	Formosa Sumco Technology Corp. (Information Technology)	7,126
3,312	Fortune Electric Co. Ltd. (Industrials)	69,056
16,378	Foxconn Technology Co. Ltd. (Information Technology)	35,019
139,937	Fubon Financial Holding Co. Ltd. (Financials)	402,007
5,333	Giant Manufacturing Co. Ltd. (Consumer Discretionary)	39,843
8,956	Gigabyte Technology Co. Ltd. (Information Technology)	73,070
1,450	Global Unichip Corp. (Information Technology)	50,539
4,505	Globalwafers Co. Ltd. (Information Technology)	68,230
5,367	Gold Circuit Electronics Ltd. (Information Technology)	35,400
29,306	Highwealth Construction Corp. (Real Estate)	51,027
4,607	Hiwin Technologies Corp. (Industrials)	31,107
198,371	Hon Hai Precision Industry Co. Ltd. (Information Technology)	1,144,090
5,317	Hotai Motor Co. Ltd. (Consumer Discretionary)	109,697
167,201	Hua Nan Financial Holdings Co. Ltd. (Financials)	133,280
124,107	Innolux Corp. (Information Technology)*	61,297
4,192	International Games System Co. Ltd. (Communication Services)	102,081
52,116	Inventec Corp. (Information Technology)	74,289
1,692	Jentech Precision Industrial Co. Ltd. (Information Technology)	71,668

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
269,529	KGI Financial Holding Co. Ltd. (Financials)	$135,649
1,281	King Slide Works Co. Ltd. (Information Technology)	50,655
18,480	King Yuan Electronics Co. Ltd. (Information Technology)	69,899
1,582	Largan Precision Co. Ltd. (Information Technology)	154,293
36,965	Lite-On Technology Corp. (Information Technology)	123,640
1,486	Lotes Co. Ltd. (Information Technology)	71,072
28,975	Macronix International Co. Ltd. (Information Technology)	25,089
24,995	MediaTek, Inc. (Information Technology)	968,859
194,817	Mega Financial Holding Co. Ltd. (Financials)	237,203
3,623	Merida Industry Co. Ltd. (Consumer Discretionary)	27,294
11,824	Micro-Star International Co. Ltd. (Information Technology)	67,824
1,367	momo.com, Inc. (Consumer Discretionary)	16,666
93,152	Nan Ya Plastics Corp. (Materials)	131,910
3,546	Nan Ya Printed Circuit Board Corp. (Information Technology)	16,295
19,232	Nanya Technology Corp. (Information Technology)*	31,683
3,134	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	46,045
9,408	Novatek Microelectronics Corp. (Information Technology)	158,810
5,389	Oneness Biotech Co. Ltd. (Health Care)*	27,290
1,260	Parade Technologies Ltd. (Information Technology)	31,628
32,181	Pegatron Corp. (Information Technology)	103,112
4,119	PharmaEssentia Corp. (Health Care)*	90,003
2,751	Phison Electronics Corp. (Information Technology)	45,750
4,678	Polaris Group (Health Care)*	9,300
38,203	Pou Chen Corp. (Consumer Discretionary)	41,499
50,109	Powerchip Semiconductor Manufacturing Corp. (Information Technology)*	33,834
11,032	Powertech Technology, Inc. (Information Technology)	50,177
9,134	President Chain Store Corp. (Consumer Staples)	80,376
39,246	Quanta Computer, Inc. (Information Technology)	328,788
7,543	Realtek Semiconductor Corp. (Information Technology)	126,149

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
29,339	Ruentex Development Co. Ltd. (Real Estate)	$45,169
11,727	Ruentex Industries Ltd. (Consumer Discretionary)	29,803
75,505	Shanghai Commercial & Savings Bank Ltd. (The) (Financials)	95,001
4,431	Shihlin Electric & Engineering Corp. (Industrials)	30,542
239,333	Shin Kong Financial Holding Co. Ltd. (Financials)*	96,511
8,824	Sino-American Silicon Products, Inc. (Information Technology)	54,891
183,575	SinoPac Financial Holdings Co. Ltd. (Financials)	137,724
20,961	Synnex Technology International Corp. (Information Technology)	47,243
31,452	TA Chen Stainless Pipe (Materials)	35,886
225,017	Taishin Financial Holding Co. Ltd. (Financials)	130,129
114,859	Taiwan Business Bank (Financials)	56,729
182,905	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	148,085
11,157	Taiwan Fertilizer Co. Ltd. (Materials)	20,891
34,544	Taiwan High Speed Rail Corp. (Industrials)	32,287
28,652	Taiwan Mobile Co. Ltd. (Communication Services)	100,313
395,898	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	11,682,642
33,858	Tatung Co. Ltd. (Industrials)*	48,474
119,103	TCC Group Holdings Co. Ltd. (Materials)	122,677
28,903	Teco Electric and Machinery Co. Ltd. (Industrials)	44,317
8,147	Tripod Technology Corp. (Information Technology)	52,590
21,682	Unimicron Technology Corp. (Information Technology)	110,816
78,644	Uni-President Enterprises Corp. (Consumer Staples)	203,063
191,732	United Microelectronics Corp. (Information Technology)	332,639
14,888	Vanguard International Semiconductor Corp. (Information Technology)	57,244
1,526	VisEra Technologies Co. Ltd. (Information Technology)	14,740
1,174	Voltronic Power Technology Corp. (Industrials)	73,214
46,449	Walsin Lihwa Corp. (Industrials)	51,037

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
6,344	Walsin Technology Corp. (Information Technology)	$21,913
23,307	Wan Hai Lines Ltd. (Industrials)	60,399
5,813	Win Semiconductors Corp. (Information Technology)*	24,895
49,735	Winbond Electronics Corp. (Information Technology)	37,391
44,802	Wistron Corp. (Information Technology)	142,151
1,552	Wiwynn Corp. (Information Technology)	92,179
26,104	WPG Holdings Ltd. (Information Technology)	66,260
9,041	WT Microelectronics Co. Ltd. (Information Technology)	33,349
7,727	Yageo Corp. (Information Technology)	158,695
29,005	Yang Ming Marine Transport Corp. (Industrials)	58,481
187,331	Yuanta Financial Holding Co. Ltd. (Financials)	186,804
5,858	Yulon Finance Corp. (Financials)	26,369
10,059	Yulon Motor Co. Ltd. (Consumer Discretionary)	17,137
10,582	Zhen Ding Technology Holding Ltd. (Information Technology)	44,822

		25,207,257

Thailand – 0.5%
17,910	Advanced Info Service PCL, NVDR (Communication Services)	130,707
71,209	Airports of Thailand PCL, NVDR (Industrials)	125,712
124,780	Asset World Corp. PCL, NVDR (Consumer Discretionary)	12,240
15,950	B Grimm Power PCL, NVDR (Utilities)	9,520
3,992	Bangkok Bank PCL, NVDR (Financials)	16,631
183,956	Bangkok Dusit Medical Services PCL, NVDR (Health Care)	150,828
129,419	Bangkok Expressway & Metro PCL, NVDR (Industrials)	29,253
144,372	Banpu PCL, NVDR (Energy)	23,248
15,979	Berli Jucker PCL, NVDR (Consumer Staples)	10,623
129,510	BTS Group Holdings PCL, NVDR (Industrials)*	16,225
8,576	Bumrungrad Hospital PCL, NVDR (Health Care)	62,081
5,006	Carabao Group PCL, NVDR (Consumer Staples)	10,169
53,164	Central Pattana PCL, NVDR (Real Estate)	93,463

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Thailand – (continued)
18,629	Central Plaza Hotel PCL, NVDR (Consumer Discretionary)	$19,265
51,930	Central Retail Corp. PCL, NVDR (Consumer Discretionary)	45,263
64,252	Charoen Pokphand Foods PCL, NVDR (Consumer Staples)	46,701
13,266	Com7 PCL, NVDR (Consumer Discretionary)	9,603
96,841	CP ALL PCL, NVDR (Consumer Staples)	173,109
22,333	CP Axtra PCL, NVDR (Consumer Staples)	20,456
76,300	Delta Electronics Thailand PCL, NVDR (Information Technology)	240,093
3,781	Electricity Generating PCL, NVDR (Utilities)	11,953
26,031	Energy Absolute PCL, NVDR (Utilities)	5,076
10,890	Global Power Synergy PCL, NVDR (Utilities)	12,951
86,476	Gulf Energy Development PCL, NVDR (Utilities)	129,669
79,946	Home Product Center PCL, NVDR (Consumer Discretionary)	21,377
28,388	Indorama Ventures PCL, NVDR (Materials)	14,343
15,131	Intouch Holdings PCL, NVDR (Communication Services)	36,883
9,836	Kasikornbank PCL, NVDR (Financials)	41,558
9,881	KCE Electronics PCL, NVDR (Information Technology)	11,094
57,852	Krung Thai Bank PCL, NVDR (Financials)	31,281
15,414	Krungthai Card PCL, NVDR (Financials)	19,014
88,669	Land & Houses PCL, NVDR (Real Estate)	14,802
55,681	Minor International PCL, NVDR (Consumer Discretionary)	44,420
10,758	Muangthai Capital PCL, NVDR (Financials)	13,906
20,449	Ngern Tid Lor PCL, NVDR (Financials)	9,969
27,627	Osotspa PCL, NVDR (Consumer Staples)	18,285
22,897	PTT Exploration & Production PCL, NVDR (Energy)	95,728
31,558	PTT Global Chemical PCL, NVDR (Materials)	23,311
45,916	PTT Oil & Retail Business PCL, NVDR (Consumer Discretionary)	21,028

Shares	Description	Value

Common Stocks – (continued)

Thailand – (continued)
226,042	PTT PCL, NVDR (Energy)	$223,738
9,947	Ratch Group PCL, NVDR (Utilities)	8,964
13,969	SCB X PCL, NVDR (Financials)	44,163
19,885	SCG Packaging PCL, NVDR (Materials)	14,277
12,832	Siam Cement PCL (The), NVDR (Materials)	87,202
27,004	Siam Global House PCL, NVDR (Consumer Discretionary)	11,809
13,296	Srisawad Corp. PCL, NVDR (Financials)	14,928
142,945	Thai Beverage PCL (Consumer Staples)	58,123
38,885	Thai Life Insurance PCL, NVDR (Financials)	8,962
18,894	Thai Oil PCL, NVDR (Energy)	29,587
37,903	Thai Union Group PCL, NVDR (Consumer Staples)	17,582
3,316	Tisco Financial Group PCL, NVDR (Financials)	9,357
402,765	TMBThanachart Bank PCL, NVDR (Financials)	22,015
167,640	True Corp. PCL, NVDR (Communication Services)*	51,018
135,729	WHA Corp. PCL, NVDR (Real Estate)	21,255

		2,444,818

Turkey – 0.3%
1,415	AG Anadolu Grubu Holding AS (Industrials)	13,717
10,281	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (Utilities)	4,014
45,197	Akbank TAS (Financials)	77,344
608	Akcansa Cimento AS (Materials)	2,820
4,830	Akfen Yenilenebilir Enerji AS (Utilities)*	3,093
21,141	Aksa Akrilik Kimya Sanayii AS (Consumer Discretionary)	5,541
3,910	Aksa Enerji Uretim AS (Utilities)	4,327
2,267	Alarko Holding AS (Industrials)	6,401
1,118	Alfa Solar Enerji Sanayi VE Ticaret AS (Information Technology)	1,880
2,686	Anadolu Anonim Turk Sigorta Sirketi (Financials)*	6,063
3,043	Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples)	19,892
1,003	Anadolu Hayat Emeklilik AS (Financials)	3,026
712	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C (Industrials)	1,444

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
1,529	Arcelik AS (Consumer Discretionary)	$6,467
19,541	Aselsan Elektronik Sanayi Ve Ticaret AS (Industrials)	33,497
3,275	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS (Industrials)	7,258
1,734	Aydem Yenilenebilir Enerji AS (Utilities)	1,296
823	Aygaz AS (Utilities)	3,614
1,667	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS (Utilities)	1,274
6,659	Bera Holding AS (Industrials)	2,895
1,121	Bien Yapi Urunleri Sanayi Turizm ve Ticaret AS (Industrials)*	1,011
6,844	BIM Birlesik Magazalar AS (Consumer Staples)	108,480
425	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (Materials)*	4,722
61	Borusan Yatirim ve Pazarlama AS (Financials)	3,268
73	Bosch Fren Sistemleri Sanayi ve Ticaret AS (Consumer Discretionary)	1,549
607	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS (Consumer Discretionary)	1,600
45,052	Can2 Termik AS (Utilities)*	2,222
39	Celebi Hava Servisi AS (Industrials)	2,127
6,601	Cimsa Cimento Sanayi VE Ticaret AS (Materials)	6,948
13,420	Coca-Cola Icecek AS (Consumer Staples)	23,989
448	CW Enerji Muhendislik Ticaret VE Sanayi AS (Industrials)	2,763
3,819	DAP Gayrimenkul Gelistirme AS (Real Estate)*	622
555	Deva Holding AS (Health Care)	1,113
14,483	Dogan Sirketler Grubu Holding AS (Consumer Discretionary)	6,627
683	Dogu Aras Enerji Yatirimlari AS (Utilities)*	1,052
1,176	Dogus Otomotiv Servis ve Ticaret AS (Consumer Discretionary)	8,260
302	Eczacibasi Yatirim Holding Ortakligi AS (Industrials)	1,877
17	EGE Endustri VE Ticaret AS (Consumer Discretionary)	5,055
2,007	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS (Consumer Staples)	2,910

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
30,019	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	$10,292
3,683	Enerjisa Enerji AS (Utilities)(a)	6,503
604	Enerya Enerji AS (Utilities)	3,587
8,267	Enka Insaat ve Sanayi AS (Industrials)	11,842
27,664	Eregli Demir ve Celik Fabrikalari TAS (Materials)	39,253
936	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (Industrials)*	2,449
1,035	Ford Otomotiv Sanayi AS (Consumer Discretionary)	29,286
1,255	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS (Health Care)	3,194
1,825	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS (Industrials)*	2,334
1,213	Gubre Fabrikalari TAS (Materials)*	6,042
17,112	Haci Omer Sabanci Holding AS (Financials)	44,201
18,746	Hektas Ticaret TAS (Materials)*	6,416
6,118	Is Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	2,855
8,015	Is Yatirim Menkul Degerler AS (Financials)	8,554
2,138	Izdemir Enerji Elektrik Uretim AS (Utilities)*	1,314
2,291	Jantsa Jant Sanayi Ve Ticaret AS (Industrials)	1,683
1,694	Kaleseramik Canakkale Kalebodur Seramik Sanayi AS (Industrials)	2,142
2,931	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (Materials)	1,545
1,518	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (Materials)	762
11,120	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (Materials)	7,501
1,643	Kayseri Seker Fabrikasi AS (Consumer Staples)	1,120
3,799	Kiler Holding AS (Industrials)*	3,566
1,022	Kimteks Poliuretan Sanayi VE Ticaret AS (Materials)	1,296
11,128	KOC Holding AS (Industrials)	60,852
2,434	Kocaer Celik Sanayi Ve Ticaret AS (Materials)	3,206
4,258	Kontrolmatik Enerji Ve Muhendislik AS (Industrials)*	6,152
12	Konya Cimento Sanayii AS (Materials)*	2,318

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
876	Kordsa Teknik Tekstil AS (Consumer Discretionary)*	$1,989
14,983	Koza Altin Isletmeleri AS (Materials)*	11,056
2,569	Koza Anadolu Metal Madencilik Isletmeleri AS (Materials)*	4,709
4,442	Margun Enerji Uretim Sanayi VE Ticaret AS (Utilities)*	2,955
4,466	Mavi Giyim Sanayi Ve Ticaret AS, Class B (Consumer Discretionary)(a)	13,830
3,742	MIA Teknoloji AS (Information Technology)*	5,327
1,526	Migros Ticaret AS (Consumer Staples)	21,702
1,069	MLP Saglik Hizmetleri AS (Health Care)*(a)	10,347
403	Nuh Cimento Sanayi AS (Materials)	2,975
17,277	ODAS Elektrik Uretim ve Sanayi Ticaret AS (Utilities)*	3,661
511	Otokar Otomotiv Ve Savunma Sanayi A.S. (Industrials)	7,016
4,840	Oyak Cimento Fabrikalari AS (Materials)*	9,746
3,526	Pegasus Hava Tasimaciligi AS (Industrials)*	23,525
19,365	Petkim Petrokimya Holding AS (Materials)*	13,062
12	Politeknik Metal Sanayi ve Ticaret AS (Materials)*	2,763
7,591	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS (Industrials)	5,223
178,512	Sasa Polyester Sanayi AS (Materials)*	25,780
190	SDT Uzay VE Savunma Teknolojileri AS (Industrials)	1,400
1,444	Selcuk Ecza Deposu Ticaret ve Sanayi A.S. (Health Care)	2,310
2,342	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (Information Technology)*	2,977
4,283	Sok Marketler Ticaret AS (Consumer Staples)	6,638
2,766	TAV Havalimanlari Holding AS (Industrials)*	20,289
2,869	Tekfen Holding AS (Industrials)*	4,497
1,916	Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary)	13,722
3,271	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)	4,599
11,559	Turk Hava Yollari AO (Industrials)*	101,956
7,268	Turk Telekomunikasyon AS (Communication Services)*	10,317

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
390	Turk Traktor ve Ziraat Makineleri AS (Industrials)	$8,362
19,721	Turkcell Iletisim Hizmetleri AS (Communication Services)	56,931
9,534	Turkiye Halk Bankasi AS (Financials)*	4,368
135,537	Turkiye Is Bankasi AS, Class C (Financials)	52,594
14,874	Turkiye Petrol Rafinerileri AS (Energy)	73,609
13,715	Turkiye Sigorta AS (Financials)	5,064
16,831	Turkiye Sinai Kalkinma Bankasi AS (Financials)*	5,706
24,893	Turkiye Sise ve Cam Fabrikalari AS (Industrials)	31,726
2,233	Ulker Biskuvi Sanayi AS (Consumer Staples)*	9,701
4,829	Vestel Beyaz Esya Sanayi ve Ticaret AS (Consumer Discretionary)	2,475
2,043	Vestel Elektronik Sanayi ve Ticaret AS (Consumer Discretionary)*	3,961
54,445	Yapi ve Kredi Bankasi AS (Financials)	49,861
2,545	Yayla Agro Gida Sanayi VE Nakliyat AS (Consumer Staples)*	867
511	YEO Teknoloji Enerji VE Endustri AS (Industrials)*	2,703
21,971	Zorlu Enerji Elektrik Uretim AS (Utilities)*	2,934

		1,307,556

United Arab Emirates – 0.7%
48,408	Abu Dhabi Commercial Bank PJSC (Financials)	115,455
24,140	Abu Dhabi Islamic Bank PJSC (Financials)	82,945
49,875	Abu Dhabi National Energy Co. PJSC (Utilities)	34,355
47,772	Abu Dhabi National Oil Co. for Distribution PJSC (Consumer Discretionary)	47,474
46,114	ADNOC Drilling Co. PJSC (Energy)	55,243
127,527	Adnoc Gas PLC (Energy)	107,288
60,695	Aldar Properties PJSC (Real Estate)	121,294
23,029	Alpha Dhabi Holding PJSC (Industrials)*	75,240
49,946	Borouge PLC (Materials)	34,268
149,538	Dubai Electricity & Water Authority PJSC (Utilities)	97,306
48,124	Dubai Islamic Bank PJSC (Financials)	80,842
103,199	Emaar Properties PJSC (Real Estate)	237,142

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

United Arab Emirates – (continued)
40,838	Emirates NBD Bank PJSC (Financials)	$219,039
57,801	Emirates Telecommunications Group Co. PJSC (Communication Services)	285,472
73,425	First Abu Dhabi Bank PJSC (Financials)	267,880
12,224	International Holding Co. PJSC (Industrials)*	1,344,910
44,095	Pure Health Holding PJSC (Health Care)*	43,820

		3,249,973

United Kingdom – 6.9%
15,667	3i Group PLC (Financials)	654,568
3,890	Admiral Group PLC (Financials)	149,181
7,269	Ashtead Group PLC (Industrials)	515,686
5,279	Associated British Foods PLC (Consumer Staples)	172,754
24,798	AstraZeneca PLC (Health Care)	4,326,100
15,140	Auto Trader Group PLC (Communication Services)(a)	169,330
45,458	Aviva PLC (Financials)	301,464
15,485	B&M European Value Retail SA (Consumer Discretionary)	90,563
50,651	BAE Systems PLC (Industrials)	907,323
246,712	Barclays PLC (Financials)	740,567
16,163	Barratt Developments PLC (Consumer Discretionary)	107,741
1,737	Berkeley Group Holdings PLC (Consumer Discretionary)	113,777
32,909	British American Tobacco PLC (Consumer Staples)	1,226,589
99,406	BT Group PLC (Communication Services)	181,596
5,581	Bunzl PLC (Industrials)	259,653
92,849	Centrica PLC (Utilities)	157,110
44,121	CK Hutchison Holdings Ltd. (Industrials)	243,502
3,371	Coca-Cola Europacific Partners PLC (Consumer Staples)	271,332
28,173	Compass Group PLC (Consumer Discretionary)	888,263
27,408	ConvaTec Group PLC (Health Care)(a)	86,090
2,142	Croda International PLC (Materials)	115,617
1,641	DCC PLC (Industrials)	115,491
36,886	Diageo PLC (Consumer Staples)	1,198,605
22,167	DS Smith PLC (Materials)	136,342
10,602	Entain PLC (Consumer Discretionary)	90,012
6,268	Halma PLC (Information Technology)	214,675
5,872	Hargreaves Lansdown PLC (Financials)	85,739

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
309,279	HSBC Holdings PLC (Financials)	$2,709,936
13,248	Imperial Brands PLC (Consumer Staples)	379,564
22,124	Informa PLC (Communication Services)	242,498
2,530	InterContinental Hotels Group PLC (Consumer Discretionary)	252,172
4,804	Intermediate Capital Group PLC (Financials)	134,228
30,746	International Consolidated Airlines Group SA ADR (Industrials)*	145,127
2,673	Intertek Group PLC (Industrials)	173,893
29,182	J Sainsbury PLC (Consumer Staples)	112,143
41,492	JD Sports Fashion PLC (Consumer Discretionary)	75,225
31,505	Kingfisher PLC (Consumer Discretionary)	117,674
11,401	Land Securities Group PLC REIT (Real Estate)	94,323
98,630	Legal & General Group PLC (Financials)	290,100
1,036,317	Lloyds Banking Group PLC (Financials)	796,758
6,923	London Stock Exchange Group PLC (Financials)	932,602
37,035	M&G PLC (Financials)	104,355
22,224	Melrose Industries PLC (Industrials)	140,753
78,991	National Grid PLC (Utilities)	1,036,686
107,636	NatWest Group PLC (Financials)	488,322
1,988	Next PLC (Consumer Discretionary)	265,584
10,657	Pearson PLC (Consumer Discretionary)	147,903
5,306	Persimmon PLC (Consumer Discretionary)	114,643
12,427	Phoenix Group Holdings PLC (Financials)	92,359
11,594	Reckitt Benckiser Group PLC (Consumer Staples)	665,266
31,008	RELX PLC (Industrials)	1,442,223
41,642	Rentokil Initial PLC (Industrials)	264,336
13,515	Rightmove PLC (Communication Services)	98,686
139,835	Rolls-Royce Holdings PLC (Industrials)*	912,275
16,949	Sage Group PLC (The) (Information Technology)	225,203
14,619	Schroders PLC (Financials)	65,785
20,275	Segro PLC REIT (Real Estate)	232,144
4,383	Severn Trent PLC (Utilities)	148,099

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
14,510	Smith & Nephew PLC (Health Care)	$223,212
5,815	Smiths Group PLC (Industrials)	137,715
1,221	Spirax Group PLC (Industrials)	123,482
18,106	SSE PLC (Utilities)	449,027
35,241	Standard Chartered PLC (Financials)	360,983
58,630	Taylor Wimpey PLC (Consumer Discretionary)	124,096
115,813	Tesco PLC (Consumer Staples)	538,357
40,781	Unilever PLC (Consumer Staples)	2,629,442
11,330	United Utilities Group PLC (Utilities)	151,808
356,774	Vodafone Group PLC (Communication Services)	348,948
4,310	Weir Group PLC (The) (Industrials)	113,628
3,226	Whitbread PLC (Consumer Discretionary)	122,317
11,213	Wise PLC, Class A (Financials)*	103,820
17,831	WPP PLC (Communication Services)	169,712

		32,017,082

United States – 6.1%
8,168	Alcon, Inc. (Health Care)	792,299
251,480	BP PLC (Energy)	1,419,200
545	BRP, Inc. (Consumer Discretionary)	39,524
7,942	CSL Ltd. (Health Care)	1,655,177
670	CyberArk Software Ltd. (Information Technology)*	192,116
15,268	Experian PLC (Industrials)	739,230
7,827	Ferrovial SE (Industrials)	326,968
2,746	GFL Environmental, Inc. (Industrials)	118,988
68,577	GSK PLC (Health Care)	1,493,410
117,039	Haleon PLC (Consumer Staples)	587,587
8,195	Holcim AG (Materials)*	789,316
1,352	ICON PLC (Health Care)*	435,425
7,313	James Hardie Industries PLC CDI (Materials)*	273,300
11,190	JBS SA (Consumer Staples)	69,156
555	Monday.com Ltd. (Information Technology)*	147,569
44,139	Nestle SA (Consumer Staples)	4,735,143
476	Roche Holding AG (Health Care)	173,019
11,628	Roche Holding AG (Health Care)	3,936,073
18,362	Sanofi SA (Health Care)	2,056,881
8,918	Schneider Electric SE (Industrials)	2,267,447
105,207	Shell PLC (Energy)	3,706,974
34,812	Stellantis NV (Consumer Discretionary)	583,319

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
4,798	Swiss Re AG (Financials)	$654,286
7,742	Tenaris SA (Energy)	112,905
4,266	Waste Connections, Inc. (Industrials)	795,497

		28,100,809

Zambia – 0.0%
11,144	First Quantum Minerals Ltd. (Materials)*	140,318

TOTAL COMMON STOCKS (Cost $318,150,786)		459,606,871

Shares	Description	Rate	Value

Preferred Stocks – 0.8%

Brazil – 0.4%
86,274	Banco Bradesco SA (Financials)	8.41%	238,258
2,954	Braskem SA (Materials)*	0.00	9,410
4,038	Centrais Eletricas Brasileiras SA, Class B (Utilities)	3.92	32,898
31,067	Cia Energetica de Minas Gerais (Utilities)	13.49	63,799
17,172	Cia Paranaense de Energia (Utilities)	3.60	31,625
22,804	Gerdau SA (Materials)	4.78	73,687
80,460	Itau Unibanco Holding SA (Financials)	6.45	521,407
89,827	Itausa SA (Financials)	7.35	173,839
75,880	Petroleo Brasileiro SA (Energy)	12.53	527,501
18,761	Raizen SA (Consumer Discretionary)	5.64	10,634

			1,683,058

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Rate	Value

Preferred Stocks – (continued)

Chile – 0.0%
2,286	Sociedad Quimica y Minera de Chile SA, Class B (Materials)	2.25%	$88,757

Colombia – 0.0%
7,513	Bancolombia SA (Financials)	10.24	62,755

Germany – 0.2%
977	Bayerische Motoren Werke AG (Consumer Discretionary)	7.73	84,569
1,892	Dr. Ing hc F Porsche AG (Consumer Discretionary)(a)	3.31	148,357
2,738	Henkel AG & Co. KGaA (Consumer Staples)	2.23	250,820
2,544	Porsche Automobil Holding SE (Consumer Discretionary)	6.25	114,525
409	Sartorius AG (Health Care)	0.31	112,909
3,042	Volkswagen AG (Consumer Discretionary)	9.29	323,857

			1,035,037

South Korea – 0.2%
42	Doosan Co. Ltd. (Industrials)	2.56	2,481
572	Hyundai Motor Co. (Consumer Discretionary)	9.42	79,215
360	Hyundai Motor Co. (Consumer Discretionary)	9.55	48,913
128	LG Chem Ltd. (Materials)	1.63	20,745
268	LG Electronics, Inc. (Consumer Discretionary)	2.80	9,690
13,655	Samsung Electronics Co. Ltd. (Information Technology)	2.45	613,317

Shares	Description	Rate	Value

Preferred Stocks – (continued)

South Korea – (continued)
50	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	5.53%	$10,143

			784,504

TOTAL PREFERRED STOCKS (Cost $3,669,885)			3,654,111

Shares	Description	Value

Exchange-Traded Fund – 0.4%

United States – 0.4%
79,332	iShares MSCI Malaysia ETF
(Cost $1,708,120)		2,056,285

Units	Description	Expiration Month	Value

Rights – 0.0%

Saudi Arabia – 0.0%
4,884	Savola Group (The)*	09/24	20,720

Thailand – 0.0%
28,780	BTS Group Holdings PCL*	10/24	—

TOTAL RIGHTS (Cost $20,783)			20,720

Warrant – 0.0%

Canada – 0.0%
309	Constellation Software, Inc. (Information Technology)*(c)
(Cost $0)		08/28	—

Shares	Dividend Rate	Value

Investment Company – 0.3%(d)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
1,284,250	5.120%	1,284,250
(Cost $1,284,250)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $324,833,824)		466,622,237

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.5%(d)
Goldman Sachs Financial Square Government Fund - Institutional Shares
2,375,151	5.183%	$2,375,151
(Cost $2,375,151)

TOTAL INVESTMENTS – 100.5% (Cost $327,208,975)		$468,997,388

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(2,450,312)

NET ASSETS – 100.0%		$466,547,076

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of security is on loan.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
CVA	—Dutch Certification
NVDR	—Non-Voting Depository Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SDR	—Swedish Depositary Receipt

Sector Name	% of Market Value

Financials	21.4%
Industrials	14.5
Information Technology	13.1
Consumer Discretionary	10.6
Health Care	9.5
Consumer Staples	7.2
Materials	6.7
Communication Services	5.3
Energy	5.4
Utilities	3.1
Real Estate	2.0
Exchange-Traded Fund	0.4
Investment Company	0.3
Securities Lending Reinvestment Vehicle	0.5

TOTAL INVESTMENTS	100.0%

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At August 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini MSCI EAFE Index Future	3	09/20/24	$368,775	$16,004
MSCI Emerging Markets Index	2	09/20/24	110,000	576

Total Futures Contracts				$16,580

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments August 31, 2024

Shares	Description	Value

Common Stocks – 99.8%

Communication Services – 8.5%
197,456	Alphabet, Inc., Class A	$32,260,361
176,380	Alphabet, Inc., Class C	29,122,102
240,654	AT&T, Inc.	4,789,015
3,234	Charter Communications, Inc., Class A*	1,123,944
130,511	Comcast Corp., Class A	5,164,320
8,098	Electronic Arts, Inc.	1,229,438
2,924	Endeavor Group Holdings, Inc., Class A(a)	80,352
7,763	Fox Corp., Class A	321,155
4,412	Fox Corp., Class B	169,553
7,461	Frontier Communications Parent, Inc.*	214,877
2,385	IAC, Inc.*	125,880
13,086	Interpublic Group of Cos., Inc. (The)	426,734
558	Liberty Broadband Corp., Class A*	34,177
3,850	Liberty Broadband Corp., Class C*	240,163
5,563	Liberty Global Ltd., Class A (Belgium)*	107,644
5,771	Liberty Global Ltd., Class C (Belgium)*	113,516
781	Liberty Media Corp.-Liberty Formula One, Class A*	55,154
6,575	Liberty Media Corp.-Liberty Formula One, Class C*	513,179
5,029	Liberty Media Corp.-Liberty SiriusXM*	119,841
2,505	Liberty Media Corp.-Liberty SiriusXM, Class A*	59,644
4,971	Live Nation Entertainment, Inc.*	485,518
8,900	Match Group, Inc.*	331,169
74,154	Meta Platforms, Inc., Class A	38,657,222
14,220	Netflix, Inc.*	9,973,197
5,223	New York Times Co. (The), Class A	286,899
12,976	News Corp., Class A	367,610
2,539	News Corp., Class B	74,723
1,055	Nexstar Media Group, Inc.	180,278
6,680	Omnicom Group, Inc.	670,872
16,599	Paramount Global, Class B	173,792
20,125	Pinterest, Inc., Class A*	644,805
963	Reddit, Inc., Class A*	57,809
16,272	ROBLOX Corp., Class A*	715,805
4,187	Roku, Inc.*	283,753
21,719	Sirius XM Holdings, Inc.(a)	71,456
35,099	Snap, Inc., Class A*	327,825
4,809	Spotify Technology SA*	1,648,910
5,487	Take-Two Interactive Software, Inc.*	887,303
2,382	TKO Group Holdings, Inc.	281,624
16,238	T-Mobile US, Inc.	3,226,815
14,890	Trade Desk, Inc. (The), Class A*	1,556,452
1,358	Trump Media & Technology Group Corp.*(a)	26,481
141,560	Verizon Communications, Inc.	5,914,377

Shares	Description	Value

Common Stocks – (continued)

Communication Services – (continued)
61,390	Walt Disney Co. (The)	$5,548,428
76,070	Warner Bros Discovery, Inc.*	596,389
4,254	Warner Music Group Corp., Class A	121,707
8,727	ZoomInfo Technologies, Inc.*	86,310

		149,468,578

Consumer Discretionary – 10.1%
1,634	Abercrombie & Fitch Co., Class A*	241,129
12,203	ADT, Inc.	88,960
14,332	Airbnb, Inc., Class A*	1,681,287
312,567	Amazon.com, Inc.*	55,793,210
1,973	Amer Sports, Inc. (Finland)*	26,931
9,225	Aptiv PLC*	659,864
8,434	Aramark	308,937
705	Asbury Automotive Group, Inc.*	173,176
2,515	Autoliv, Inc. (Sweden)	257,712
882	AutoNation, Inc.*	156,978
573	AutoZone, Inc.*	1,822,988
7,746	Bath & Body Works, Inc.	238,267
6,630	Best Buy Co., Inc.	665,652
859	Birkenstock Holding PLC (Luxembourg)*	42,864
1,142	Booking Holdings, Inc.	4,464,341
7,747	BorgWarner, Inc.	263,940
2,339	Boyd Gaming Corp.	140,387
1,957	Bright Horizons Family Solutions, Inc.*	275,389
2,337	Brunswick Corp.	184,740
2,196	Burlington Stores, Inc.*	589,055
7,016	Caesars Entertainment, Inc.*	264,082
3,867	Capri Holdings Ltd.*	138,129
5,373	CarMax, Inc.*	454,287
33,924	Carnival Corp.*	559,746
3,321	Carvana Co.*	500,209
2,537	Cava Group, Inc.*	289,320
4,563	Chewy, Inc., Class A*	130,274
45,940	Chipotle Mexican Grill, Inc.*	2,576,315
959	Choice Hotels International, Inc.	122,359
2,340	Churchill Downs, Inc.	325,190
1,192	Columbia Sportswear Co.	96,230
36,763	Coupang, Inc. (South Korea)*	814,300
2,011	Crocs, Inc.*	293,948
10,087	D.R. Horton, Inc.	1,904,022
4,101	Darden Restaurants, Inc.	648,573
869	Deckers Outdoor Corp.*	833,623
1,922	Dick’s Sporting Goods, Inc.	455,437
277	Dillard’s, Inc., Class A	93,895
1,198	Domino’s Pizza, Inc.	496,224
10,790	DoorDash, Inc., Class A*	1,388,781
15,722	DraftKings, Inc., Class A*	542,409
1,235	Duolingo, Inc.*	262,524
2,794	Dutch Bros, Inc., Class A*	86,614
17,112	eBay, Inc.	1,011,319
4,031	Etsy, Inc.*	222,068
4,293	Expedia Group, Inc.*	597,113
1,861	Five Below, Inc.*	140,375

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
3,562	Floor & Decor Holdings, Inc., Class A*	$400,511
5,973	Flutter Entertainment PLC (United Kingdom)*	1,268,725
132,119	Ford Motor Co.	1,478,412
9,053	GameStop Corp., Class A*	212,021
6,711	Gap, Inc. (The)	150,528
5,164	Garmin Ltd.	946,510
38,769	General Motors Co.	1,929,921
7,946	Gentex Corp.	248,948
4,690	Genuine Parts Co.	671,889
4,717	H&R Block, Inc.	298,633
4,066	Harley-Davidson, Inc.	152,231
4,364	Hasbro, Inc.	297,450
8,260	Hilton Worldwide Holdings, Inc.	1,814,226
33,364	Home Depot, Inc. (The)	12,294,634
1,457	Hyatt Hotels Corp., Class A	221,347
806	Installed Building Products, Inc.	179,182
3,549	International Game Technology PLC	79,462
12,407	Las Vegas Sands Corp.	483,749
1,963	Lear Corp.	228,984
8,131	Lennar Corp., Class A	1,480,330
253	Lennar Corp., Class B	42,714
3,290	Levi Strauss & Co., Class A	63,398
2,475	Light & Wonder, Inc.*	271,805
919	Lithia Motors, Inc.	276,693
8,636	LKQ Corp.	359,171
19,259	Lowe’s Cos., Inc.	4,785,862
28,513	Lucid Group, Inc.*(a)	114,622
3,762	Lululemon Athletica, Inc.*	976,126
8,308	Macy’s, Inc.	129,356
8,150	Marriott International, Inc., Class A	1,912,724
11,583	Mattel, Inc.*	219,845
24,547	McDonald’s Corp.	7,085,737
1,584	MercadoLibre, Inc. (Brazil)*	3,265,669
1,219	Meritage Homes Corp.	241,447
8,425	MGM Resorts International*	316,696
3,028	Mobileye Global, Inc., Class A (Israel)*	43,240
1,779	Mohawk Industries, Inc.*	275,994
646	Murphy USA, Inc.	335,681
41,052	NIKE, Inc., Class B	3,420,453
14,211	Norwegian Cruise Line Holdings Ltd.*	254,235
100	NVR, Inc.*	917,246
1,982	O’Reilly Automotive, Inc.*	2,239,601
631	Penske Automotive Group, Inc.	107,333
2,945	Planet Fitness, Inc., Class A*	239,163
1,830	Polaris, Inc.	154,910
1,291	Pool Corp.	453,941
7,156	PulteGroup, Inc.	942,087
1,905	PVH Corp.	188,004
1,342	Ralph Lauren Corp.	229,831
503	RH*	127,611
22,853	Rivian Automotive, Inc., Class A*	322,913

	Shares	Description	Value

	Common Stocks – (continued)

	Consumer Discretionary – (continued)
	11,029	Ross Stores, Inc.	$1,661,078
	7,425	Royal Caribbean Cruises Ltd.*	1,222,304
	4,884	Service Corp. International	382,271
	1,674	SharkNinja, Inc.	160,403
	1,442	Signet Jewelers Ltd.	121,272
	4,531	Skechers USA, Inc., Class A*	310,283
	37,853	Starbucks Corp.	3,579,758
	7,726	Tapestry, Inc.	316,534
	5,541	Tempur Sealy International, Inc.	290,515
	92,521	Tesla, Inc.*	19,809,671
	2,275	Texas Roadhouse, Inc.	383,906
	1,727	Thor Industries, Inc.	185,238
	38,671	TJX Cos., Inc. (The)	4,534,948
	3,531	Toll Brothers, Inc.	508,711
	1,076	TopBuild Corp.*	422,890
	3,682	Tractor Supply Co.	985,119
	1,651	Ulta Beauty, Inc.*	582,539
	1,227	Vail Resorts, Inc.	222,946
	4,436	Valvoline, Inc.*	187,199
	12,541	VF Corp.	228,372
	2,428	Viking Holdings Ltd.*	81,459
	3,109	Wayfair, Inc., Class A*	132,288
	1,827	Whirlpool Corp.	183,230
	4,097	Williams-Sonoma, Inc.	550,350
	999	Wingstop, Inc.	385,724
	2,679	Wyndham Hotels & Resorts, Inc.	210,837
	3,295	Wynn Resorts Ltd.	253,320
	12,921	Yum China Holdings, Inc. (China)	436,859
	9,426	Yum! Brands, Inc.	1,271,756

			178,076,754

	Consumer Staples – 5.9%
	14,143	Albertsons Cos., Inc., Class A	277,486
	57,798	Altria Group, Inc.	3,107,798
	16,535	Archer-Daniels-Midland Co.	1,008,470
	4,475	BellRing Brands, Inc.* ,	250,287
`	4,540	BJ’s Wholesale Club Holdings, Inc.*	363,018
	1,659	Brown-Forman Corp., Class A	75,899
	10,043	Brown-Forman Corp., Class B	457,861
	4,766	Bunge Global SA	483,177
	6,502	Campbell Soup Co.	323,279
	1,265	Casey’s General Stores, Inc.	458,322
	5,097	Celsius Holdings, Inc.*	193,839
	8,213	Church & Dwight Co., Inc.	836,740
	4,211	Clorox Co. (The)	666,643
	130,997	Coca-Cola Co. (The)	9,493,353
	176	Coca-Cola Consolidated, Inc.	236,262
	27,920	Colgate-Palmolive Co.	2,973,480
	16,175	Conagra Brands, Inc.	504,660
	5,294	Constellation Brands, Inc., Class A	1,274,319
	14,892	Costco Wholesale Corp.	13,289,323
	12,157	Coty, Inc., Class A*	114,033
	5,357	Darling Ingredients, Inc.*	223,548
	7,342	Dollar General Corp.	609,166
	6,776	Dollar Tree, Inc.*	572,504
	1,832	elf Beauty, Inc.*	274,415

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples – (continued)
7,207	Estee Lauder Cos., Inc. (The), Class A	$660,594
6,325	Flowers Foods, Inc.	146,993
19,099	General Mills, Inc.	1,380,667
4,949	Hershey Co. (The)	955,454
9,841	Hormel Foods Corp.	320,324
2,246	Ingredion, Inc.	301,660
621	Inter Parfums, Inc.	80,010
3,496	J M Smucker Co. (The)	400,921
8,775	Kellanova	707,353
64,444	Kenvue, Inc.	1,414,546
35,644	Keurig Dr Pepper, Inc.	1,304,927
11,329	Kimberly-Clark Corp.	1,638,853
26,531	Kraft Heinz Co. (The)	939,993
22,482	Kroger Co. (The)	1,196,267
4,855	Lamb Weston Holdings, Inc.	300,622
663	Lancaster Colony Corp.	113,214
4,880	Maplebear, Inc.*	175,143
8,557	McCormick & Co., Inc.	684,817
5,950	Molson Coors Beverage Co., Class B	321,121
45,041	Mondelez International, Inc., Class A	3,234,394
23,566	Monster Beverage Corp.*	1,110,666
46,354	PepsiCo, Inc.	8,013,679
5,165	Performance Food Group Co.*	385,516
52,209	Philip Morris International, Inc.	6,436,848
1,352	Pilgrim’s Pride Corp.*	62,976
1,669	Post Holdings, Inc.*	193,220
79,294	Procter & Gamble Co. (The)	13,602,093
1,855	Reynolds Consumer Products, Inc.	58,432
3,393	Sprouts Farmers Market, Inc.*	353,042
17,041	Sysco Corp.	1,328,687
15,516	Target Corp.	2,383,568
9,579	Tyson Foods, Inc., Class A	616,025
7,755	US Foods Holding Corp.*	459,173
24,271	Walgreens Boots Alliance, Inc.	224,507
147,165	Walmart, Inc.	11,365,553

		100,939,740

Energy – 3.6%
11,475	Antero Midstream Corp.	170,633
9,434	Antero Resources Corp.*	254,624
12,073	APA Corp.	343,960
34,058	Baker Hughes Co.	1,197,820
6,483	ChampionX Corp.	201,816
7,603	Cheniere Energy, Inc.	1,408,532
4,015	Chesapeake Energy Corp.	299,077
56,944	Chevron Corp.	8,424,865
2,082	Chord Energy Corp.	309,031
2,770	Civitas Resources, Inc.	169,884
39,183	ConocoPhillips	4,458,634
25,391	Coterra Energy, Inc.	617,763
21,133	Devon Energy Corp.	946,336
5,729	Diamondback Energy, Inc.	1,117,785
3,312	DT Midstream, Inc.	260,290
8,414	EnLink Midstream LLC*	120,825
19,330	EOG Resources, Inc.	2,490,091

Shares	Description	Value

Common Stocks – (continued)

Energy – (continued)
13,968	EQT Corp.	$468,068
150,950	Exxon Mobil Corp.	17,803,043
30,273	Halliburton Co.	941,187
9,325	Hess Corp.	1,287,409
2,671	Hess Midstream LP, Class A	99,762
5,108	HF Sinclair Corp.	251,007
65,957	Kinder Morgan, Inc.	1,422,692
1,240	Kinetik Holdings, Inc.	54,858
5,567	Magnolia Oil & Gas Corp., Class A	142,571
19,204	Marathon Oil Corp.	550,195
11,841	Marathon Petroleum Corp.	2,097,278
3,817	Matador Resources Co.	216,500
4,908	Murphy Oil Corp.	182,970
2,805	New Fortress Energy, Inc.(a)	34,558
3,883	Noble Corp. PLC	148,136
13,309	NOV, Inc.	236,501
23,498	Occidental Petroleum Corp.	1,338,916
19,560	ONEOK, Inc.	1,806,562
8,218	Ovintiv, Inc.	351,977
3,525	PBF Energy, Inc., Class A	120,061
14,369	Permian Resources Corp.	204,614
14,246	Phillips 66	1,998,856
8,101	Range Resources Corp.	242,058
47,908	Schlumberger NV	2,107,473
1,585	Scorpio Tankers, Inc. (Monaco)	113,391
3,910	SM Energy Co.	178,413
36,845	Southwestern Energy Co.*	235,071
7,459	Targa Resources Corp.	1,095,727
14,523	TechnipFMC PLC (United Kingdom)	389,797
776	Texas Pacific Land Corp.	674,259
25,608	Transocean Ltd.*	121,382
10,961	Valero Energy Corp.	1,608,307
2,725	Viper Energy, Inc.	129,710
2,405	Weatherford International PLC	252,381
40,954	Williams Cos., Inc. (The)	1,874,465

		63,572,121

Financials – 13.1%
1,067	Affiliated Managers Group, Inc.	185,477
8,308	Affirm Holdings, Inc.*	365,635
17,267	Aflac, Inc.	1,905,586
23,489	AGNC Investment Corp. REIT	239,823
8,808	Allstate Corp. (The)	1,664,184
9,211	Ally Financial, Inc.	397,823
19,350	American Express Co.	5,004,878
2,419	American Financial Group, Inc.	323,227
22,318	American International Group, Inc.	1,719,602
3,339	Ameriprise Financial, Inc.	1,500,680
16,706	Annaly Capital Management, Inc. REIT	336,793
6,597	Aon PLC, Class A	2,267,521
13,623	Apollo Global Management, Inc.	1,576,590
12,015	Arch Capital Group Ltd.*	1,358,776
5,906	Ares Management Corp., Class A	864,638
7,189	Arthur J Gallagher & Co.	2,103,286
1,755	Assurant, Inc.	344,594

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
2,635	Axis Capital Holdings Ltd.	$210,484
228,251	Bank of America Corp.	9,301,228
25,347	Bank of New York Mellon Corp. (The)	1,729,172
3,677	Bank OZK	159,398
43,495	Berkshire Hathaway, Inc., Class B*	20,700,140
4,989	BlackRock, Inc.	4,499,130
23,643	Blackstone, Inc.	3,365,817
18,626	Block, Inc.*	1,230,806
15,800	Blue Owl Capital, Inc.	278,712
787	BOK Financial Corp.	82,596
8,065	Brown & Brown, Inc.	847,873
12,697	Capital One Financial Corp.	1,865,570
7,375	Carlyle Group, Inc. (The)	295,959
3,538	Cboe Global Markets, Inc.	726,705
50,187	Charles Schwab Corp. (The)	3,267,174
13,615	Chubb Ltd.	3,869,111
5,240	Cincinnati Financial Corp.	718,037
62,329	Citigroup, Inc.	3,904,289
15,344	Citizens Financial Group, Inc.	660,559
12,075	CME Group, Inc.	2,605,060
754	CNA Financial Corp.	39,148
6,640	Coinbase Global, Inc., Class A*	1,217,510
4,457	Comerica, Inc.	254,539
4,051	Commerce Bancshares, Inc.	259,102
7,970	Corebridge Financial, Inc.	235,593
2,314	Corpay, Inc.*	730,183
222	Credit Acceptance Corp.*	103,570
1,996	Cullen/Frost Bankers, Inc.	224,011
8,386	Discover Financial Services	1,163,222
4,777	East West Bancorp, Inc.	401,602
11,202	Equitable Holdings, Inc.	476,309
843	Erie Indemnity Co., Class A	428,438
3,538	Essent Group Ltd.	227,458
1,483	Euronet Worldwide, Inc.*	160,031
1,199	Evercore, Inc., Class A	294,642
1,448	Everest Group Ltd.	567,964
1,298	FactSet Research Systems, Inc.	548,846
8,819	Fidelity National Financial, Inc.	519,968
18,719	Fidelity National Information Services, Inc.	1,543,382
23,034	Fifth Third Bancorp	983,321
3,364	First American Financial Corp.	214,623
389	First Citizens BancShares, Inc., Class A	789,942
4,142	First Financial Bankshares, Inc.	151,473
18,753	First Horizon Corp.	311,112
19,552	Fiserv, Inc.*	3,413,779
10,704	Franklin Resources, Inc.	216,649
3,765	Glacier Bancorp, Inc.	178,084
8,697	Global Payments, Inc.	965,454
3,017	Globe Life, Inc.	316,936
10,805	Goldman Sachs Group, Inc. (The)(b)	5,513,251
1,177	Hamilton Lane, Inc., Class A	179,893
1,205	Hanover Insurance Group, Inc. (The)	177,123

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
10,045	Hartford Financial Services Group, Inc. (The)	$1,166,224
1,724	Houlihan Lokey, Inc.	270,013
48,980	Huntington Bancshares, Inc.	733,231
3,463	Interactive Brokers Group, Inc., Class A	446,346
19,065	Intercontinental Exchange, Inc.	3,079,951
11,114	Invesco Ltd.	189,938
2,466	Jack Henry & Associates, Inc.	426,692
4,386	Janus Henderson Group PLC	164,957
5,874	Jefferies Financial Group, Inc.	352,146
96,378	JPMorgan Chase & Co.	21,665,774
31,768	KeyCorp	541,962
751	Kinsale Capital Group, Inc.	368,809
22,519	KKR & Co., Inc.	2,787,177
3,705	Lazard, Inc.	185,658
5,727	Lincoln National Corp.	183,837
6,249	Loews Corp.	512,043
2,549	LPL Financial Holdings, Inc.	571,843
5,561	M&T Bank Corp.	957,104
436	Markel Group, Inc.*	697,896
1,253	MarketAxess Holdings, Inc.	303,715
16,625	Marsh & McLennan Cos., Inc.	3,782,354
27,772	Mastercard, Inc., Class A	13,423,318
20,032	MetLife, Inc.	1,552,079
5,337	Moody’s Corp.	2,603,068
42,630	Morgan Stanley	4,416,894
876	Morningstar, Inc.	274,863
2,615	MSCI, Inc.	1,518,243
12,474	Nasdaq, Inc.	899,126
6,928	Northern Trust Corp.	631,903
10,553	Old National Bancorp	209,477
8,532	Old Republic International Corp.	306,043
4,003	OneMain Holdings, Inc.	197,788
35,182	PayPal Holdings, Inc.*	2,548,232
2,553	Pinnacle Financial Partners, Inc.	254,202
13,400	PNC Financial Services Group, Inc. (The)	2,480,206
2,391	Popular, Inc. (Puerto Rico)	245,078
1,191	Primerica, Inc.	313,507
7,993	Principal Financial Group, Inc.	650,790
19,656	Progressive Corp. (The)	4,957,243
3,089	Prosperity Bancshares, Inc.	227,289
12,278	Prudential Financial, Inc.	1,487,602
6,420	Raymond James Financial, Inc.	767,639
31,124	Regions Financial Corp.	728,924
2,231	Reinsurance Group of America, Inc.	492,516
1,758	RenaissanceRe Holdings Ltd. (Bermuda)	447,921
16,379	Rithm Capital Corp. REIT	195,565
1,368	RLI Corp.	210,809
16,700	Robinhood Markets, Inc., Class A*	336,004
4,127	Rocket Cos., Inc., Class A*	81,096
3,287	Ryan Specialty Holdings, Inc.	212,439
10,526	S&P Global, Inc.	5,402,364
3,403	SEI Investments Co.	230,145

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
2,036	Selective Insurance Group, Inc.	$185,235
1,899	Shift4 Payments, Inc., Class A*	157,807
31,709	SoFi Technologies, Inc.*	253,355
2,557	SouthState Corp.	248,259
10,026	Starwood Property Trust, Inc. REIT	208,942
10,212	State Street Corp.	889,465
3,352	Stifel Financial Corp.	295,445
13,780	Synchrony Financial	692,583
4,942	Synovus Financial Corp.	227,925
7,427	T. Rowe Price Group, Inc.	787,559
12,904	Toast, Inc., Class A*	320,793
2,792	TPG, Inc.	140,856
3,929	Tradeweb Markets, Inc., Class A	464,565
7,746	Travelers Cos., Inc. (The)	1,766,630
44,737	Truist Financial Corp.	1,989,007
4,503	United Bankshares, Inc.	175,032
6,375	Unum Group	353,749
49,800	US Bancorp	2,352,054
2,878	UWM Holdings Corp.	27,053
53,208	Visa, Inc., Class A	14,705,095
3,406	Voya Financial, Inc.	241,247
10,278	W R Berkley Corp.	613,597
5,778	Webster Financial Corp.	274,051
117,328	Wells Fargo & Co.	6,860,168
3,676	Western Alliance Bancorp	300,256
11,577	Western Union Co. (The)	141,239
1,347	WEX, Inc.*	257,304
3,503	Willis Towers Watson PLC	1,023,261
2,074	Wintrust Financial Corp.	225,651
4,960	Zions Bancorp NA	245,818

		229,398,135

Health Care – 12.1%
58,292	Abbott Laboratories	6,602,735
59,415	AbbVie, Inc.	11,663,759
3,056	Acadia Healthcare Co., Inc.*	250,378
9,927	Agilent Technologies, Inc.	1,418,767
2,372	Align Technology, Inc.*	562,686
4,205	Alnylam Pharmaceuticals, Inc.*	1,104,611
17,931	Amgen, Inc.	5,985,906
3,013	Apellis Pharmaceuticals, Inc.*	117,206
22,204	Avantor, Inc.*	573,751
1,297	Bausch + Lomb Corp.*	21,310
17,186	Baxter International, Inc.	652,037
9,759	Becton Dickinson & Co.	2,365,679
4,843	Biogen, Inc.*	991,653
6,311	BioMarin Pharmaceutical, Inc.*	575,626
677	Bio-Rad Laboratories, Inc., Class A*	228,366
5,309	Bio-Techne Corp.	392,813
2,091	Blueprint Medicines Corp.*	199,774
49,484	Boston Scientific Corp.*	4,047,296
3,607	Bridgebio Pharma, Inc.*	100,455
68,485	Bristol-Myers Squibb Co.	3,420,826
3,095	Bruker Corp.	207,953
8,251	Cardinal Health, Inc.	930,053
6,127	Catalent, Inc.*	373,502
5,710	Cencora, Inc.	1,367,945

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
17,943	Centene Corp.*	$1,414,447
1,706	Charles River Laboratories International, Inc.*	337,361
493	Chemed Corp.	288,982
9,423	Cigna Group (The)	3,409,336
6,718	Cooper Cos., Inc. (The)*	710,294
305	CorVel Corp.*	97,823
42,247	CVS Health Corp.	2,418,218
3,473	Cytokinetics, Inc.*	198,239
22,190	Danaher Corp.	5,975,989
1,841	DaVita, Inc.*	277,844
7,172	DENTSPLY SIRONA, Inc.	181,380
13,101	Dexcom, Inc.*	908,423
4,172	Doximity, Inc., Class A*	153,446
20,248	Edwards Lifesciences Corp.*	1,416,550
16,692	Elanco Animal Health, Inc.*	258,225
7,958	Elevance Health, Inc.	4,431,731
28,609	Eli Lilly & Co.	27,465,212
3,355	Encompass Health Corp.	312,183
1,839	Ensign Group, Inc. (The)	278,351
6,087	Exact Sciences Corp.*	375,507
8,731	Exelixis, Inc.*	227,268
14,337	GE HealthCare Technologies, Inc.	1,216,064
41,947	Gilead Sciences, Inc.	3,313,813
4,567	Globus Medical, Inc., Class A*	332,021
4,266	Halozyme Therapeutics, Inc.*	272,384
6,413	HCA Healthcare, Inc.	2,536,919
2,834	HealthEquity, Inc.*	225,473
3,921	Henry Schein, Inc.*	276,626
7,910	Hologic, Inc.*	642,608
4,058	Humana, Inc.	1,438,439
2,769	IDEXX Laboratories, Inc.*	1,332,803
5,375	Illumina, Inc.*	706,275
1,898	Immunovant, Inc.*	58,648
6,347	Incyte Corp.*	416,744
5,347	Insmed, Inc.*	408,885
979	Inspire Medical Systems, Inc.*	176,044
2,358	Insulet Corp.*	478,132
3,038	Intra-Cellular Therapies, Inc.*	222,625
11,818	Intuitive Surgical, Inc.*	5,821,901
4,756	Ionis Pharmaceuticals, Inc.*	226,766
5,994	IQVIA Holdings, Inc.*	1,507,791
2,063	Jazz Pharmaceuticals PLC*	239,267
81,025	Johnson & Johnson	13,438,806
2,871	Labcorp Holdings, Inc.	660,014
2,280	Lantheus Holdings, Inc.*	242,752
1,510	Masimo Corp.*	177,455
4,373	McKesson Corp.	2,453,603
796	Medpace Holdings, Inc.*	282,795
43,172	Medtronic PLC	3,824,176
85,408	Merck & Co., Inc.	10,116,578
709	Mettler-Toledo International, Inc.*	1,020,308
11,240	Moderna, Inc.*	869,976
1,964	Molina Healthcare, Inc.*	686,987
3,704	Natera, Inc.*	438,035
3,299	Neurocrine Biosciences, Inc.*	419,171

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
5,750	Option Care Health, Inc.*	$184,115
8,677	Organon & Co.	193,931
1,247	Penumbra, Inc.*	252,293
190,810	Pfizer, Inc.	5,535,398
7,711	QIAGEN NV*	352,470
3,780	Quest Diagnostics, Inc.	593,347
5,123	R1 RCM, Inc.*	72,285
3,509	Regeneron Pharmaceuticals, Inc.*	4,157,077
1,756	Repligen Corp.*	265,033
4,885	ResMed, Inc.	1,196,923
5,186	REVOLUTION Medicines, Inc.*	221,079
4,175	Revvity, Inc.	511,604
15,040	Roivant Sciences Ltd.*	183,939
12,802	Royalty Pharma PLC, Class A	371,642
2,974	Sarepta Therapeutics, Inc.*	403,810
4,646	Solventum Corp.*	297,855
3,336	STERIS PLC	804,310
10,650	Stryker Corp.	3,838,473
1,595	Teleflex, Inc.	391,046
3,019	Tenet Healthcare Corp.*	500,671
12,973	Thermo Fisher Scientific, Inc.	7,979,303
1,384	United Therapeutics Corp.*	503,153
30,940	UnitedHealth Group, Inc.	18,260,788
1,748	Universal Health Services, Inc., Class B	415,971
3,518	Vaxcyte, Inc.*	284,114
4,990	Veeva Systems, Inc., Class A*	1,080,036
8,664	Vertex Pharmaceuticals, Inc.*	4,296,391
40,777	Viatris, Inc.	492,586
3,143	Viking Therapeutics, Inc.*	201,529
1,993	Waters Corp.*	690,275
2,485	West Pharmaceutical Services, Inc.	779,370
7,026	Zimmer Biomet Holdings, Inc.	811,222
15,554	Zoetis, Inc.	2,854,003

		210,748,822

Industrials – 9.3%
18,584	3M Co.	2,503,079
4,082	A O Smith Corp.	341,745
2,119	AAON, Inc.	202,386
1,062	Acuity Brands, Inc.	270,491
2,273	Advanced Drainage Systems, Inc.	356,315
4,597	AECOM	460,344
2,124	AGCO Corp.	193,369
3,517	Air Lease Corp.	162,732
4,344	Alaska Air Group, Inc.*	156,862
2,976	Allegion PLC	413,188
2,940	Allison Transmission Holdings, Inc.	272,685
21,969	American Airlines Group, Inc.*	233,311
7,739	AMETEK, Inc.	1,323,756
5,894	API Group Corp.*	209,532
1,294	Applied Industrial Technologies, Inc.	265,425
1,266	Atkore, Inc.	118,156
13,892	Automatic Data Processing, Inc.	3,832,942

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
2,404	Axon Enterprise, Inc.*	$877,388
4,849	AZEK Co., Inc. (The)*	206,713
19,572	Boeing Co. (The)*	3,400,439
4,349	Booz Allen Hamilton Holding Corp.	690,534
3,942	Broadridge Financial Solutions, Inc.	839,094
4,078	Builders FirstSource, Inc.*	709,572
3,113	BWX Technologies, Inc.	320,639
3,924	C.H. Robinson Worldwide, Inc.	406,173
751	CACI International, Inc., Class A*	366,578
1,619	Carlisle Cos., Inc.	686,132
26,815	Carrier Global Corp.	1,951,596
16,451	Caterpillar, Inc.	5,858,201
1,420	Chart Industries, Inc.*	173,808
2,911	Cintas Corp.	2,343,704
11,692	Clarivate PLC*	80,207
1,713	Clean Harbors, Inc.*	421,227
26,148	CNH Industrial NV	270,370
1,197	Comfort Systems USA, Inc.	423,163
1,563	Concentrix Corp.	117,585
28,542	Copart, Inc.*	1,511,584
3,526	Core & Main, Inc., Class A*	169,354
1,632	Crane Co.	258,476
65,791	CSX Corp.	2,254,658
4,593	Cummins, Inc.	1,436,920
1,301	Curtiss-Wright Corp.	410,934
5,068	Dayforce, Inc.*	289,738
8,473	Deere & Co.	3,268,375
21,573	Delta Air Lines, Inc.	916,637
4,100	Donaldson Co., Inc.	298,193
4,611	Dover Corp.	857,784
9,381	Dun & Bradstreet Holdings, Inc.	112,572
13,349	Eaton Corp. PLC	4,097,209
1,597	EMCOR Group, Inc.	627,717
19,184	Emerson Electric Co.	2,021,802
4,096	Equifax, Inc.	1,258,004
1,919	Esab Corp.	201,437
5,478	ExlService Holdings, Inc.*	200,166
4,771	Expeditors International of Washington, Inc.	588,789
1,698	Exponent, Inc.	183,842
19,200	Fastenal Co.	1,310,976
7,612	FedEx Corp.	2,274,237
6,514	Ferguson Enterprises, Inc.	1,339,995
4,461	Flowserve Corp.	222,515
5,722	Fluor Corp.*	286,501
11,907	Fortive Corp.	885,881
4,292	Fortune Brands Innovations, Inc.	340,828
3,363	FTAI Aviation Ltd.	429,825
1,167	FTI Consulting, Inc.*	266,438
1,158	GATX Corp.	163,394
9,174	GE Vernova, Inc.*	1,843,974
2,014	Generac Holdings, Inc.*	315,251
7,598	General Dynamics Corp.	2,274,537
36,696	General Electric Co.	6,407,856
5,510	Genpact Ltd.	216,157

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
5,688	Graco, Inc.	$474,095
3,969	GXO Logistics, Inc.*	198,648
1,397	HEICO Corp.	358,414
2,535	HEICO Corp., Class A	507,228
2,857	Hexcel Corp.	180,820
21,949	Honeywell International, Inc.	4,563,417
13,695	Howmet Aerospace, Inc.	1,323,759
1,802	Hubbell, Inc.	720,656
1,326	Huntington Ingalls Industries, Inc.	374,953
2,569	IDEX Corp.	530,447
10,208	Illinois Tool Works, Inc.	2,584,461
13,601	Ingersoll Rand, Inc.	1,243,811
2,787	ITT, Inc.	388,006
2,793	J.B. Hunt Transport Services, Inc.	483,748
4,248	Jacobs Solutions, Inc.	640,938
22,525	Johnson Controls International PLC	1,640,946
4,575	KBR, Inc.	317,322
1,970	Kirby Corp.*	236,242
5,334	Knight-Swift Transportation Holdings, Inc.	279,395
6,357	L3Harris Technologies, Inc.	1,504,511
1,215	Landstar System, Inc.	221,810
4,639	Leidos Holdings, Inc.	735,328
1,073	Lennox International, Inc.	633,274
1,733	Leonardo DRS, Inc.*	49,460
1,924	Lincoln Electric Holdings, Inc.	372,506
8,095	Lockheed Martin Corp.	4,598,770
12,106	Lyft, Inc., Class A*	141,277
7,308	Masco Corp.	581,424
2,150	MasTec, Inc.*	243,230
2,057	Maximus, Inc.	189,779
6,537	MDU Resources Group, Inc.	167,936
1,793	Middleby Corp. (The)*	252,132
1,256	MSA Safety, Inc.	229,383
1,525	MSC Industrial Direct Co., Inc., Class A	125,416
3,792	Mueller Industries, Inc.	275,716
3,918	NEXTracker, Inc., Class A*	159,345
1,831	Nordson Corp.	469,761
7,594	Norfolk Southern Corp.	1,945,279
4,982	Northrop Grumman Corp.	2,606,632
5,595	nVent Electric PLC	380,236
6,423	Old Dominion Freight Line, Inc.	1,238,354
2,213	Oshkosh Corp.	238,805
13,836	Otis Worldwide Corp.	1,310,131
2,951	Owens Corning	497,922
17,366	PACCAR, Inc.	1,670,262
4,298	Parker-Hannifin Corp.	2,579,660
2,915	Parsons Corp.*	278,266
10,835	Paychex, Inc.	1,421,552
1,737	Paycom Software, Inc.	282,749
1,483	Paylocity Holding Corp.*	239,356
5,602	Pentair PLC	496,841
4,833	Quanta Services, Inc.	1,329,703
893	RBC Bearings, Inc.*	265,980
2,249	Regal Rexnord Corp.	377,405

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
6,946	Republic Services, Inc.	$1,446,227
3,570	Robert Half, Inc.	223,732
3,863	Rockwell Automation, Inc.	1,050,852
10,135	Rollins, Inc.	508,574
44,670	RTX Corp.	5,509,598
906	Saia, Inc.*	340,502
1,756	Science Applications International Corp.	229,316
5,157	Sensata Technologies Holding PLC	198,802
1,443	Simpson Manufacturing Co., Inc.	264,156
1,506	SiteOne Landscape Supply, Inc.*	213,641
1,767	Snap-on, Inc.	501,369
20,223	Southwest Airlines Co.	584,849
1,473	SPX Technologies, Inc.*	240,305
7,408	SS&C Technologies Holdings, Inc.	556,267
5,160	Stanley Black & Decker, Inc.	528,178
3,142	Stericycle, Inc.*	186,195
1,183	Symbotic, Inc.*(a)	22,714
1,791	Tetra Tech, Inc.	425,792
6,426	Textron, Inc.	586,051
2,206	Timken Co. (The)	186,473
3,527	Toro Co. (The)	326,600
7,663	Trane Technologies PLC	2,771,401
1,843	TransDigm Group, Inc.	2,530,826
6,568	TransUnion	635,848
3,692	Trex Co., Inc.*	235,328
1,084	TriNet Group, Inc.	111,468
67,861	Uber Technologies, Inc.*	4,962,675
2,059	UFP Industries, Inc.	250,519
287	U-Haul Holding Co.*	20,383
3,435	U-Haul Holding Co.	234,782
1,289	UL Solutions, Inc., Class A	70,302
20,501	Union Pacific Corp.	5,250,101
11,118	United Airlines Holdings, Inc.*	489,637
24,408	United Parcel Service, Inc., Class B	3,137,648
2,234	United Rentals, Inc.	1,655,975
675	Valmont Industries, Inc.	192,888
7,454	Veralto Corp.	838,053
4,854	Verisk Analytics, Inc.	1,324,268
11,430	Vertiv Holdings Co., Class A	949,033
1,337	W.W. Grainger, Inc.	1,316,838
13,677	Waste Management, Inc.	2,900,071
1,148	Watsco, Inc.	545,782
923	Watts Water Technologies, Inc., Class A	181,554
1,519	WESCO International, Inc.	251,212
5,991	Westinghouse Air Brake Technologies Corp.	1,015,894
6,328	WillScot Holdings Corp.*	243,881
2,028	Woodward, Inc.	337,966
3,860	XPO, Inc.*	442,433
7,998	Xylem, Inc.	1,099,965

		164,286,418

Information Technology – 29.7%
22,617	Accenture PLC, Class A (Ireland)	7,733,883

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
14,911	Adobe, Inc.*	$8,565,028
53,840	Advanced Micro Devices, Inc.*	7,998,470
5,082	Akamai Technologies, Inc.*	517,551
1,988	Allegro MicroSystems, Inc. (Japan)*	48,766
1,885	Altair Engineering, Inc., Class A*	170,329
3,923	Amdocs Ltd.	341,183
3,697	Amkor Technology, Inc.	121,631
39,836	Amphenol Corp., Class A	2,686,938
16,977	Analog Devices, Inc.	3,986,879
2,910	ANSYS, Inc.*	935,332
628	Appfolio, Inc., Class A*	145,690
485,620	Apple, Inc.	111,206,980
27,807	Applied Materials, Inc.	5,485,209
6,128	AppLovin Corp., Class A*	569,107
7,958	Arista Networks, Inc.*	2,812,198
1,841	Arrow Electronics, Inc.*	248,682
1,529	ASGN, Inc.*	147,029
917	Aspen Technology, Inc.*	214,706
3,523	Astera Labs, Inc.*	151,700
5,244	Atlassian Corp., Class A*	868,406
7,245	Autodesk, Inc.*	1,872,108
5,391	Bentley Systems, Inc., Class B	277,475
3,437	BILL Holdings, Inc.*	187,523
152,930	Broadcom, Inc.	24,900,063
9,163	Cadence Design Systems, Inc.*	2,464,206
12,112	CCC Intelligent Solutions Holdings, Inc.*	130,567
4,529	CDW Corp.	1,021,924
4,875	Ciena Corp.*	281,044
1,807	Cirrus Logic, Inc.*	263,262
135,648	Cisco Systems, Inc.	6,855,650
9,700	Cloudflare, Inc., Class A*	796,758
5,881	Cognex Corp.	237,475
16,724	Cognizant Technology Solutions Corp., Class A	1,300,625
4,456	Coherent Corp.*	347,345
7,557	Confluent, Inc., Class A*	160,360
26,043	Corning, Inc.	1,089,900
7,505	Crowdstrike Holdings, Inc., Class A*	2,080,986
8,860	Datadog, Inc., Class A*	1,030,064
9,093	Dell Technologies, Inc., Class C	1,050,605
6,838	DocuSign, Inc.*	404,878
2,017	Dolby Laboratories, Inc., Class A	143,933
8,212	Dropbox, Inc., Class A*	206,450
8,923	Dynatrace, Inc.*	451,682
2,793	Elastic NV*	212,799
4,521	Enphase Energy, Inc.*	547,222
5,067	Entegris, Inc.	587,113
1,916	EPAM Systems, Inc.*	384,656
1,987	F5, Inc.*	403,659
1,230	Fabrinet (Thailand)*	299,690
823	Fair Isaac Corp.*	1,424,012
3,445	First Solar, Inc.*	783,290
13,595	Flex Ltd.*	441,702
20,642	Fortinet, Inc.*	1,583,448

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
2,576	Gartner, Inc.*	$1,267,289
18,555	Gen Digital, Inc.	490,965
3,656	Gitlab, Inc., Class A*	173,294
2,580	GLOBALFOUNDRIES, Inc.*	120,434
1,405	Globant SA*	284,147
4,531	GoDaddy, Inc., Class A*	758,535
2,610	Guidewire Software, Inc.*	388,290
4,152	HashiCorp, Inc., Class A*	140,919
43,683	Hewlett Packard Enterprise Co.	846,140
33,157	HP, Inc.	1,199,620
1,643	HubSpot, Inc.*	819,972
1,627	Informatica, Inc., Class A*	40,529
141,495	Intel Corp.	3,118,550
30,800	International Business Machines Corp.	6,225,604
9,171	Intuit, Inc.	5,780,114
996	IPG Photonics Corp.*	68,097
3,776	Jabil, Inc.	412,641
10,816	Juniper Networks, Inc.	420,526
5,907	Keysight Technologies, Inc.*	910,387
4,529	KLA Corp.	3,711,198
2,171	Klaviyo, Inc., Class A*	68,300
4,393	Lam Research Corp.	3,606,697
4,634	Lattice Semiconductor Corp.*	219,466
837	Littelfuse, Inc.	227,831
1,847	MACOM Technology Solutions Holdings, Inc.*	201,748
2,055	Manhattan Associates, Inc.*	543,404
28,843	Marvell Technology, Inc.	2,198,990
17,691	Microchip Technology, Inc.	1,453,493
37,013	Micron Technology, Inc.	3,562,131
246,892	Microsoft Corp.	102,988,529
5,040	MicroStrategy, Inc., Class A*	667,397
2,146	MKS Instruments, Inc.	255,868
2,363	MongoDB, Inc.*	687,137
1,579	Monolithic Power Systems, Inc.	1,475,860
5,628	Motorola Solutions, Inc.	2,487,801
6,966	NetApp, Inc.	840,936
1,210	Novanta, Inc.*	221,769
8,228	Nutanix, Inc., Class A*	519,927
795,457	NVIDIA Corp.	94,953,702
5,410	Okta, Inc.*	425,929
14,490	ON Semiconductor Corp.*	1,128,336
1,647	Onto Innovation, Inc.*	351,173
52,335	Oracle Corp.	7,394,412
66,250	Palantir Technologies, Inc., Class A*	2,085,550
10,769	Palo Alto Networks, Inc.*	3,906,132
2,784	Procore Technologies, Inc.*	165,008
3,982	PTC, Inc.*	713,136
10,405	Pure Storage, Inc., Class A*	533,672
3,186	Qorvo, Inc.*	369,226
37,466	QUALCOMM, Inc.	6,567,790
1,224	Qualys, Inc.*	153,208
3,679	Rambus, Inc.*	164,525
3,579	Roper Technologies, Inc.	1,984,233
31,667	Salesforce, Inc.	8,008,584
6,643	Samsara, Inc., Class A*	272,828

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
6,558	Seagate Technology Holdings PLC	$652,849
8,706	SentinelOne, Inc., Class A*	205,113
6,846	ServiceNow, Inc.*	5,853,330
1,062	Silicon Laboratories, Inc.*	125,709
5,413	Skyworks Solutions, Inc.	593,211
4,494	Smartsheet, Inc., Class A*	219,307
10,628	Snowflake, Inc., Class A*	1,214,036
1,236	SPS Commerce, Inc.*	246,879
1,692	Super Micro Computer, Inc.*	740,588
5,131	Synopsys, Inc.*	2,665,965
2,510	TD SYNNEX Corp.	304,764
10,295	TE Connectivity Ltd.	1,581,312
1,581	Teledyne Technologies, Inc.*	684,257
3,846	Tenable Holdings, Inc.*	158,763
5,262	Teradyne, Inc.	719,473
30,432	Texas Instruments, Inc.	6,522,795
8,405	Trimble, Inc.*	476,479
5,532	Twilio, Inc., Class A*	347,188
1,413	Tyler Technologies, Inc.*	830,660
13,231	UiPath, Inc., Class A*	170,415
8,414	Unity Software, Inc.*	137,737
1,482	Universal Display Corp.	287,093
2,953	VeriSign, Inc.*	543,057
5,201	Vontier Corp.	182,191
10,890	Western Digital Corp.*	714,275
6,981	Workday, Inc., Class A*	1,837,329
1,736	Zebra Technologies Corp., Class A*	599,580
8,652	Zoom Video Communications, Inc., Class A*	597,680
2,966	Zscaler, Inc.*	593,141

		517,565,326

Materials – 2.6%
7,370	Air Products and Chemicals, Inc.	2,055,125
3,979	Albemarle Corp.	359,105
6,030	Alcoa Corp.	193,563
49,198	Amcor PLC	562,825
14,306	Anglogold Ashanti PLC (United Kingdom)	424,459
2,222	AptarGroup, Inc.	340,388
1,697	Ashland, Inc.	151,882
4,148	ATI, Inc.*	264,974
2,705	Avery Dennison Corp.	600,104
7,512	Axalta Coating Systems Ltd.*	274,188
10,433	Ball Corp.	665,730
3,910	Berry Global Group, Inc.	269,243
3,664	Celanese Corp.	478,518
6,128	CF Industries Holdings, Inc.	509,176
15,850	Cleveland-Cliffs, Inc.*	207,001
3,933	Commercial Metals Co.	210,769
23,452	Corteva, Inc.	1,343,800
23,119	CRH PLC	2,098,512
4,053	Crown Holdings, Inc.	366,432
23,798	Dow, Inc.	1,275,097
12,834	DuPont de Nemours, Inc.	1,081,265
1,160	Eagle Materials, Inc.	298,990
4,030	Eastman Chemical Co.	412,551

Shares	Description	Value

Common Stocks – (continued)

Materials – (continued)
8,495	Ecolab, Inc.	$2,150,764
7,518	Element Solutions, Inc.	201,031
4,234	FMC Corp.	273,432
48,054	Freeport-McMoRan, Inc.	2,127,831
10,365	Graphic Packaging Holding Co.	310,224
5,596	Huntsman Corp.	123,392
8,578	International Flavors & Fragrances, Inc.	892,026
11,711	International Paper Co.	567,047
16,159	Linde PLC	7,728,042
2,181	Louisiana-Pacific Corp.	211,666
8,579	LyondellBasell Industries NV, Class A	846,747
2,077	Martin Marietta Materials, Inc.	1,109,450
10,853	Mosaic Co. (The)	310,070
38,824	Newmont Corp.	2,072,813
8,087	Nucor Corp.	1,228,496
4,065	Olin Corp.	177,519
3,016	Packaging Corp. of America	631,973
7,915	PPG Industries, Inc.	1,026,813
1,907	Reliance, Inc.	546,642
2,237	Royal Gold, Inc.	313,560
4,345	RPM International, Inc.	505,106
4,873	Sealed Air Corp.	170,311
7,973	Sherwin-Williams Co. (The)	2,944,987
2,699	Silgan Holdings, Inc.	141,077
17,420	Smurfit WestRock PLC	826,056
3,315	Sonoco Products Co.	187,530
2,945	Southern Copper Corp. (Mexico)	299,565
4,981	Steel Dynamics, Inc.	595,279
4,034	Summit Materials, Inc., Class A*	163,377
7,626	United States Steel Corp.	289,102
4,464	Vulcan Materials Co.	1,094,617
1,101	Westlake Corp.	160,129

		44,670,371

Real Estate – 2.6%
3,363	Agree Realty Corp. REIT	245,533
5,277	Alexandria Real Estate Equities, Inc. REIT	630,971
11,338	American Homes 4 Rent, Class A REIT	450,912
15,677	American Tower Corp. REIT	3,512,589
9,599	Americold Realty Trust, Inc. REIT	278,371
4,769	AvalonBay Communities, Inc. REIT	1,076,506
4,881	Boston Properties, Inc. REIT	367,149
10,185	Brixmor Property Group, Inc. REIT	278,967
3,544	Camden Property Trust REIT	443,709
10,419	CBRE Group, Inc., Class A*	1,199,644
13,749	CoStar Group, Inc.*	1,062,798
14,537	Crown Castle, Inc. REIT	1,628,435
7,593	CubeSmart REIT	393,545
10,926	Digital Realty Trust, Inc. REIT	1,656,491
1,603	EastGroup Properties, Inc. REIT	298,799
3,140	Equinix, Inc. REIT	2,619,890

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued) August 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
6,045	Equity LifeStyle Properties, Inc. REIT	$439,532
11,602	Equity Residential REIT	868,758
2,146	Essex Property Trust, Inc. REIT	647,641
7,034	Extra Space Storage, Inc. REIT	1,245,018
2,509	Federal Realty Investment Trust REIT	288,535
4,474	First Industrial Realty Trust, Inc. REIT	253,810
8,825	Gaming and Leisure Properties, Inc. REIT	459,076
12,858	Healthcare Realty Trust, Inc. REIT	228,872
23,939	Healthpeak Properties, Inc. REIT	533,361
23,962	Host Hotels & Resorts, Inc. REIT	424,127
19,256	Invitation Homes, Inc. REIT	709,391
9,808	Iron Mountain, Inc. REIT	1,110,854
1,605	Jones Lang LaSalle, Inc.*	409,644
3,936	Kilroy Realty Corp. REIT	142,759
22,245	Kimco Realty Corp. REIT	517,419
2,950	Lamar Advertising Co., Class A REIT	371,051
3,947	Mid-America Apartment Communities, Inc. REIT	640,874
2,416	National Storage Affiliates Trust REIT	112,924
6,203	NNN REIT, Inc. REIT	291,479
8,326	Omega Healthcare Investors, Inc. REIT	329,210
31,030	Prologis, Inc. REIT	3,966,255
5,321	Public Storage REIT	1,828,934
4,127	Rayonier, Inc. REIT	127,153
29,175	Realty Income Corp. REIT	1,812,059
5,640	Regency Centers Corp. REIT	409,972
7,291	Rexford Industrial Realty, Inc. REIT	371,258
1,992	Ryman Hospitality Properties, Inc. REIT	207,088
3,603	SBA Communications Corp. REIT	816,656
10,903	Simon Property Group, Inc. REIT	1,824,617
6,107	STAG Industrial, Inc. REIT	247,822
4,192	Sun Communities, Inc. REIT	566,926
10,370	UDR, Inc. REIT	461,569
13,508	Ventas, Inc. REIT	838,982
34,768	VICI Properties, Inc. REIT	1,164,033
7,379	W.P. Carey, Inc. REIT	442,887
20,053	Welltower, Inc. REIT	2,419,996
24,614	Weyerhaeuser Co. REIT	750,481
1,666	Zillow Group, Inc., Class A*	89,015
5,204	Zillow Group, Inc., Class C*	287,781

		44,802,128

Utilities – 2.3%
24,026	AES Corp. (The)	411,565
8,564	Alliant Energy Corp.	499,024
8,807	Ameren Corp.	726,666

Shares	Description	Value

Common Stocks – (continued)

Utilities – (continued)
17,707	American Electric Power Co., Inc.	$1,775,658
6,546	American Water Works Co., Inc.	936,864
5,092	Atmos Energy Corp.	665,728
2,416	Avangrid, Inc.	86,227
6,098	Brookfield Renewable Corp., Class A	173,732
21,495	CenterPoint Energy, Inc.	586,814
1,116	Clearway Energy, Inc., Class A	29,987
2,785	Clearway Energy, Inc., Class C	80,654
10,078	CMS Energy Corp.	683,893
11,615	Consolidated Edison, Inc.	1,179,619
10,649	Constellation Energy Corp.	2,094,658
28,131	Dominion Energy, Inc.	1,572,523
6,899	DTE Energy Co.	862,513
25,929	Duke Energy Corp.	2,954,610
12,978	Edison International	1,129,475
7,095	Entergy Corp.	856,296
9,256	Essential Utilities, Inc.	360,891
7,720	Evergy, Inc.	456,561
11,718	Eversource Energy	791,317
33,433	Exelon Corp.	1,273,463
18,425	FirstEnergy Corp.	809,226
1,707	IDACORP, Inc.	173,960
2,986	National Fuel Gas Co.	178,443
68,093	NextEra Energy, Inc.	5,482,167
15,150	NiSource, Inc.	500,859
7,056	NRG Energy, Inc.	599,831
6,819	OGE Energy Corp.	269,760
71,683	PG&E Corp.	1,412,155
3,854	Pinnacle West Capital Corp.	337,302
24,985	PPL Corp.	797,271
16,791	Public Service Enterprise Group, Inc.	1,355,873
21,186	Sempra	1,741,066
36,632	Southern Co. (The)	3,165,005
1,906	Southwest Gas Holdings, Inc.	138,604
1,565	Talen Energy Corp.*	234,140
7,090	UGI Corp.	176,612
11,540	Vistra Corp.	985,862
10,609	WEC Energy Group, Inc.	986,955
18,526	Xcel Energy, Inc.	1,134,347

		40,668,176

TOTAL COMMON STOCKS (Cost $493,196,611)		1,744,196,569

Shares	Dividend Rate	Value

Investment Company – 0.1%(b)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
1,747,019	5.120%	1,747,019
(Cost $1,747,019)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $494,943,630)		1,745,943,588

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
209,945	5.183%	$209,945
(Cost $209,945)

TOTAL INVESTMENTS – 99.9% (Cost $495,153,575)		$1,746,153,533

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		1,732,902

NET ASSETS – 100.0%		$1,747,886,435

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At August 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 1000 Index	15	09/20/24	$2,317,500	$18,651

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS MARKETBETA® ETFS II

Statements of Assets and Liabilities August 31, 2024

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF

Assets:

Investments in unaffiliated issuers, at value (cost $323,549,574 and $492,070,285, respectively)(a)	$465,337,987	$1,738,683,318
Investments in affiliated issuers, at value (cost $1,284,250 and $2,873,345, respectively)	1,284,250	7,260,270
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	2,375,151	209,945
Foreign Currency, at value (cost $17,744 and $–, respectively)	17,845	—
Receivables:
Dividends	898,163	1,926,597
Foreign tax reclaims	305,618	—
Investments sold	101,062	—
Collateral on certain derivative contracts	16,837	135,300
Securities lending income	3,674	9,951
Variation margin on futures contracts	661	21,000

Total assets	470,341,248	1,748,246,381

Liabilities:

Payables:
Payable upon return of securities loaned	2,375,151	209,945
Foreign capital gains taxes	1,324,494	—
Management fees	70,192	150,001
Due to custodian	24,195	—
Investments purchased	140	—

Total liabilities	3,794,172	359,946

Net Assets:

Paid-in capital	328,999,532	501,011,913
Total distributable earnings	137,547,544	1,246,874,522

NET ASSETS	$466,547,076	$1,747,886,435

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	9,985,415	35,837,538

Net asset value per share:	$46.72	$48.77

(a)	Includes loaned securities having a market value of $2,160,172 and $204,768 for MarketBeta® Total International Equity ETF and MarketBeta® U.S. 1000 Equity ETF, respectively.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® ETFS II

Statements of Operations For the Fiscal Year Ended August 31, 2024

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $1,581,003 and $1,810, respectively)	$11,815,057	$21,781,279

Dividends — affiliated issuers	67,284	234,537

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	43,738	355,298

Total Investment Income	11,926,079	22,371,114

Expenses:

Management fees	768,302	1,606,409

Trustee fees	24,354	29,483

Total expenses	792,656	1,635,892

Less — expense reductions	(2,592)	(3,944)

Net expenses	790,064	1,631,948

NET INVESTMENT INCOME	11,136,015	20,739,166

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(1,034,869)	1,202,850

In-kind redemptions — affiliated issuers	—	133,517

In-kind redemptions — unaffiliated issuers	5,650,443	17,787,021

Futures contracts	102,627	275,999

Foreign currency transactions	(74,079)	204

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in foreign capital gains tax liability of $1,324,494 and $–, respectively)	55,285,450	326,146,056

Investments — affiliated issuers	—	1,879,134

Futures contracts	16,580	18,651

Foreign currency translations	27,525	—

Net realized and unrealized gain	59,973,677	347,443,432

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$71,109,692	$368,182,598

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS MARKETBETA® ETFS II

Statements of Changes in Net Assets

	MarketBeta® Total International Equity ETF		MarketBeta® U.S. 1000 Equity ETF
	For the Fiscal Year Ended August 31, 2024	For the Period May 31, 2023* to August 31, 2023	For the Fiscal Year Ended August 31, 2024	For the Fiscal Year Ended August 31, 2023

From operations:

Net investment income	$11,136,015	$2,040,745	$20,739,166	$19,415,763

Net realized gain	4,644,122	108,968,332	19,399,591	10,710,206

Net change in unrealized gain	55,329,555	85,177,270	328,043,841	156,768,204

Net increase in net assets resulting from operations	71,109,692	196,186,347	368,182,598	186,894,173

Distributions to shareholders:

From distributable earnings	(10,956,194)	–	(20,687,634)	(22,665,809)

From share transactions:

Proceeds from sales of shares	32,522,179	410,756,872	22,903,561	31,474,099

Cost of shares redeemed	(30,970,329)	(202,101,491)	(22,893,168)	(31,339,095)

Net increase in net assets resulting from share transactions	1,551,850	208,655,381	10,393	135,004

TOTAL INCREASE	61,705,348	404,841,728	347,505,357	164,363,368

Net Assets:

Beginning of period	$404,841,728	$–	$1,400,381,078	$1,236,017,710

End of period	$466,547,076	$404,841,728	$1,747,886,435	$1,400,381,078

*	Commencement of operations.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® ETFS II

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta® Total International Equity ETF
	For the Fiscal Year Ended August 31, 2024	For the Period May 31, 2023* to August 31, 2023

Per Share Operating Performance:
Net asset value, beginning of period	$40.75	$39.43

Net investment income(a)	1.11	0.20

Net realized and unrealized gain	5.95	1.12

Total from investment operations	7.06	1.32

Distributions to shareholders from net investment income	(1.09)	–

Net asset value, end of period	$46.72	$40.75

Market price, end of period	$46.91	$41.25

Total Return at Net Asset Value(b)	17.63%	3.35%

Net assets, end of period (in 000’s)	$466,547	$404,842

Ratio of net expenses to average net assets	0.18%	0.18%(c)

Ratio of net investment income to average net assets	2.59%	1.95%(c)

Portfolio turnover rate(d)	4%	48%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS MARKETBETA® ETFS II

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta® U.S. 1000 Equity ETF
	For the Fiscal Year Ended August 31,		For the Period April 5, 2022*
	2024	2023	to August 31, 2022

Per Share Operating Performance:
Net asset value, beginning of period	$39.08	$34.49	$39.49

Net investment income(a)	0.58	0.54	0.21

Net realized and unrealized gain (loss)	9.69	4.69	(5.09)(b)

Total from investment operations	10.27	5.23	(4.88)

Distributions to shareholders from net investment income	(0.58)	(0.55)	(0.12)

Distributions to shareholders from net realized gains	–	(0.09)	–

Total distributions	(0.58)	(0.64)	(0.12)

Net asset value, end of period	$48.77	$39.08	$34.49

Market price, end of period	$48.73	$39.09	$34.54

Total Return at Net Asset Value(c)	26.50%	15.44%	(12.36)%

Net assets, end of period (in 000’s)	$1,747,886	$1,400,381	$1,236,018

Ratio of net expenses to average net assets	0.11%	0.11%	0.11%(d)

Ratio of net investment income to average net assets	1.35%	1.53%	1.47%(d)

Portfolio turnover rate(e)	2%	7%	25%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Per Share net realized and unrealized loss may not correspond with the aggregate realized and change in unrealized gains and losses in the Fund’s investments due to in-kind purchases processed at original security cost.

(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® ETFS II

Notes to Financial Statements August 31, 2024

1. ORGANIZATION

Goldman Sachs ETF Trust II (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust and was established by an Agreement and Declaration of Trust dated September 13, 2021. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversified/ Non-Diversified

Goldman Sachs MarketBeta® Total International Equity ETF	Diversified

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF	Diversified

The investment objective of each Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (“Agreement”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

71

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Notes to Financial Statements (continued) August 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Expenses — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid quarterly and annually, respectively.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

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GOLDMAN SACHS MARKETBETA® ETFS II

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments— The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities— Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model

73

GOLDMAN SACHS MARKETBETA® ETFS II

Notes to Financial Statements (continued) August 31, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments— To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy— The following is a summary of the Funds’ investments classified in the fair value hierarchy as of August 31, 2024:

MarketBeta® Total International Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$4,525,941	$—	$—
Asia	204,082,911	3,309,645	—
Europe	153,679,990	886,680	—
North America	64,442,915	328,336	—
Oceania	23,500,060	—	—
South America	6,779,411	1,745,813	—
Exchange-Traded Fund	2,056,285	—	—
Investment Company	1,284,250	—	—
Securities Lending Reinvestment Vehicle	2,375,151	—	—

Total	$462,726,914	$6,270,474	$—

Derivative Type

Assets
Futures Contracts(b)	$16,580	$—	$—

MarketBeta® U.S. 1000 Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,642,855	$—	$—
Europe	10,478,922	—	—
North America	1,728,809,123	—	—
South America	3,265,669	—	—
Investment Company	1,747,019	—	—
Securities Lending Reinvestment Vehicle	209,945	—	—

Total	$1,746,153,533	$—	$—

74

GOLDMAN SACHS MARKETBETA® ETFS II

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Derivative Type

Assets
Futures Contracts(b)	$18,651	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

(b)	Amount shown represents unrealized gain (loss) at fiscal year end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of August 31, 2024. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

MarketBeta® Total International Equity ETF

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$16,580	Variation margin on futures contracts	$—

MarketBeta® U.S. 1000 Equity ETF

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$18,651	Variation margin on futures contracts	$—

[1]

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of August 31, 2024 is reported within the Statements of Assets and Liabilities.

The following table sets forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended August 31, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

MarketBeta® Total International Equity ETF
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$102,627	$16,580

MarketBeta® U.S. 1000 Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	275,999	18,651

75

GOLDMAN SACHS MARKETBETA® ETFS II

Notes to Financial Statements (continued) August 31, 2024

4. INVESTMENTS IN DERIVATIVES (continued)

For the fiscal year ended August 31, 2024, the relevant values for each derivative type was as follows:

Fund	Average Number of Futures Contracts(a)

MarketBeta® Total International Equity ETF	18

MarketBeta® U.S. 1000 Equity ETF	15

(a)

Amounts disclosed represent average number of contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the fiscal year ended August 31, 2024.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement— Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of the Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the fiscal year ended August 31, 2024, contractual and effective net unitary management fees with GSAM were at the following rates:

	Contractual Unitary Management Fee
Fund	First $100 million	Next $400 million	Next $500 million	Over $1 billion	Effective Net Unitary Management Fee*

MarketBeta® Total International Equity ETF	0.20%	0.18%	0.12%	0.10%	0.18%

	Contractual Unitary Management Fee
Fund	First $300 million	Next $700 million	Next $4 billion	Over $5 billion	Effective Net Unitary Management Fee*

MarketBeta® U.S. 1000 Equity ETF	0.15%	0.10%	0.09%	0.08%	0.11%

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Treasury Obligations Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the fiscal year ended August 31, 2024, GSAM waived $2,592 and $3,944 of the Funds’ management fees for the MarketBeta® Total International Equity ETF and MarketBeta® U.S. 1000 Equity ETF, respectively.

B. Other Transactions with Affiliates — For the fiscal year ended August 31, 2024, Goldman Sachs did not earn any brokerage commissions from portfolio transactions on behalf of the Funds.

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GOLDMAN SACHS MARKETBETA® ETFS II

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The following tables provide information about the Funds’ investments in the Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares and Goldman Sachs Group, Inc. as of and for the fiscal year ended August 31, 2024.

MarketBeta® Total International Equity ETF

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of August 31, 2024	Shares as of August 31, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$–	$38,570,109	$(37,285,862)	$3	$–	$1,284,250	1,284,250	$67,284	$–

MarketBeta® U.S. 1000 Equity ETF

Underlying Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of August 31, 2024	Shares as of August 31, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	–	26,944,795	(25,197,790)	14	–	1,747,019	1,747,019	110,751	–

Goldman Sachs Group, Inc. (The)

	3,645,118	66,630	(213,198)	135,567	1,879,134	5,513,251	10,805	123,786	–

Total	$3,645,118	$27,011,425	$(25,410,988)	$135,581	$1,879,134	$7,260,270		$234,537	$–

6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

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Notes to Financial Statements (continued) August 31, 2024

6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

Share activity is as follows:

	MarketBeta® Total International Equity ETF

	For the Fiscal Year Ended August 31, 2024		For the Period May 31, 2023(a) to August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	800,000	$32,522,179	14,810,415	$410,756,872

Shares redeemed	(750,000)	(30,970,329)	(4,875,000)	(202,101,491)

NET INCREASE IN SHARES	50,000	$1,551,850	9,935,415	$208,655,381

(a) Commenced operations on May 31, 2023.
	MarketBeta® U.S. 1000 Equity ETF

	For the Fiscal Year Ended August 31, 2024		For the Fiscal Year Ended August 31, 2023

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	530,000	$22,903,561	900,000	$31,474,099

Shares redeemed	(530,000)	(22,893,168)	(900,000)	(31,339,095)

NET INCREASE IN SHARES	—	$10,393	—	$135,004

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended August 31, 2024, were as follows:

Fund	Purchases	Sales

MarketBeta® Total International Equity ETF	$44,729,076	$17,967,382

MarketBeta® U.S. 1000 Equity ETF	35,950,833	35,733,021

The purchases and sales from in-kind creation and redemption transactions for the fiscal year ended August 31, 2024, were as follows:

Fund	Purchases	Sales

MarketBeta® Total International Equity ETF	$3,749,749	$29,492,844

MarketBeta® U.S. 1000 Equity ETF	22,753,407	22,223,959

8. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any

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8. SECURITIES LENDING (continued)

additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of August 31, 2024, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the fiscal year ended August 31, 2024, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the fiscal year ended August 31, 2024:

Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2024

MarketBeta® Total International Equity ETF	$143,099	$40,926,404	$ (38,694,352)	$2,375,151

MarketBeta® U.S. 1000 Equity ETF	623,351	13,031,508	(13,444,914)	209,945

9. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended August 31, 2024 were as follows:

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF

Distributions paid from:

Ordinary Income	$10,956,194	$20,687,634

Total taxable distributions	$10,956,194	$20,687,634

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Notes to Financial Statements (continued) August 31, 2024

9. TAX INFORMATION (continued)

The tax character of distributions paid during the fiscal year ended August 31, 2023 were as follows:

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF

Distributions paid from:

Ordinary Income	$—	$19,476,116

Long-term capital gains	—	3,189,693

Total taxable distributions	$—	$22,665,809

As of August 31, 2024, the components of accumulated earnings (losses) on a tax-basis were as follows:

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF

Undistributed ordinary income — net	$4,499,779	$3,589,601

Capital loss carryforwards:

Perpetual Short-Term	(3,959,954)	(2,166,519)

Timing differences — (Post-October Capital Loss Deferral)	(967,962)	(1,311,254)

Unrealized gains (losses) — net	137,975,681	1,246,762,694

Total accumulated earnings (losses) — net	$137,547,544	$1,246,874,522

As of August 31, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF

Tax Cost	$329,740,119	$499,409,490

Gross unrealized gain	155,474,037	1,263,323,702

Gross unrealized loss	(17,498,356)	(16,561,008)

Net unrealized gain (loss)	$137,975,681	$1,246,762,694

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, and differences in the tax treatment of partnership investments, passive foreign investment company investments and underlying fund investments.

In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds’ and result primarily from redemption in-kind transactions.

Fund	Paid in Capital	Total Distributable Earnings

MarketBeta® Total International Equity ETF	$5,624,522	$(5,624,522)

MarketBeta® U.S. 1000 Equity ETF	17,927,476	(17,927,476)

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9. TAX INFORMATION (continued)

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior year, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

10. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index (or a Reference Index, if applicable), including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Depositary Receipts Risk — Foreign securities may trade in the form of depositary receipts, which include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent the Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

Foreign and Emerging Countries Risk — For the MarketBeta® Total International Equity ETF, investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles

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Notes to Financial Statements (continued) August 31, 2024

10. OTHER RISKS (continued)

and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Index Risk — Solactive AG (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. The Funds will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing the Index, but it does not guarantee the accuracy or availability of any such third party data. The Index Provider may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk— Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

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10. OTHER RISKS (continued)

Mid-Cap Risk — Investments in mid-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Seed Investor Risk — GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to the Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). Seed investors may contribute cash and/ or securities in kind and such seed investment may constitute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s Shares. The form of a seed investor’s contribution and any redemption activity by a seed investor can affect, including adversely, the tax efficiency of the Fund.

Tracking Error Risk— Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

11. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

12. OTHER MATTERS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

83

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of Goldman Sachs ETF Trust II and Shareholders of Goldman Sachs MarketBeta® Total International Equity ETF and Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (constituting Goldman Sachs ETF Trust II, hereafter collectively referred to as the “Funds”) as of August 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights
Goldman Sachs MarketBeta® Total	For the year ended August	For the year ended August 31, 2024 and for the period May 31, 2023
International Equity ETF	31, 2024	(commencement of operations) through August 31, 2023
Goldman Sachs MarketBeta® U.S.	For the year ended August	For the two years ended	For each of the periods
1000 Equity ETF	31, 2024	August 31, 2024	indicated therein

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 25, 2024

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

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GOLDMAN SACHS MARKETBETA® ETFS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs MarketBeta Total International Equity ETF and Goldman Sachs MarketBeta U.S. 1000 Equity ETF (each, a “Fund”) are investment portfolios of Goldman Sachs ETF Trust II (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2025 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2024 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to (i) the performance of similar exchange-traded funds (“ETFs”), as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”) (except for the Goldman Sachs MarketBeta Total International Equity ETF); (ii) its underlying index; and (iii) information on general investment outlooks in the markets in which the Fund invests;

(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)

fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;

(e)

with respect to the investment performance (except for the Goldman Sachs MarketBeta Total International Equity ETF) and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;

(f)	information relating to the profitability of the Management Agreement to the Investment Adviser;
(g)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(h)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(i)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(j)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(k)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(l)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees considered that under the Management Agreement, each Fund pays a single fee to the Investment Adviser, and the Investment Adviser pays each Fund’s ordinary operating expenses, excluding payments under each Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Trustees also considered information about each Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Funds are passively-managed ETFs that seek to track an index developed and maintained by a third-party service provider. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Funds. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing investment strategies similar to those of the Funds. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Goldman Sachs MarketBeta U.S. 1000 Equity ETF to its peers using rankings compiled by the Outside Data Provider as of December 31, 2023, and updated information prepared by the Investment Adviser regarding the Fund’s category rankings using the peer group identified by the Outside Data Provider as of March 31, 2024. The information on the Fund’s investment performance was provided for the one-year period. As part of this review, they reviewed the investment performance of the Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Fund’s performance to that of its index. The Trustees observed that the Fund’s investment performance was consistent with the investment objective of tracking its index. The Trustees noted that the Goldman Sachs MarketBeta Total International Equity ETF had launched on May 31, 2023 and did not yet have a meaningful performance history.

In addition, the Trustees considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

Unitary Fee Structure

The Trustees considered the unitary management fee rate payable by each Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which each Fund pays a single fee to the Investment Adviser, and the Investment Adviser then pays all of each Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and non-advisory services that were directed to the needs and operations of the Funds as ETFs.

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GOLDMAN SACHS MARKETBETA® ETFS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The Trustees also considered information regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Funds’ fee rates and expense ratios to those of relevant peer funds were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. The Trustees concluded that the comparisons provided by the Outside Data Provider and the Investment Adviser were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds. They also noted that shareholders are able to sell their Fund shares on the secondary market if they believe that Fund fees and expenses are too high or if they are dissatisfied with the performance of a Fund.

The Trustees considered that license fees would be payable by the Investment Adviser to Solactive AG for the use of its indices.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard, the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules with respect to the Fund for various functions, and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs & Co. LLC (“Goldman Sachs”) organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology and profitability analysis calculations. Profitability data for each Fund was provided for 2023 and (in the case of the Goldman Sachs MarketBeta U.S. 1000 Equity ETF) 2022. The Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees noted that the Funds, unlike many other ETFs, have management fee breakpoints. The Trustees considered the breakpoints in the fee rate payable under the Management Agreement at the following annual percentage rates of the average daily net assets of the Funds:

Goldman Sachs MarketBeta Total International Equity ETF

First $100 million	0.20%

Next $400 million	0.18

Next $500 million	0.12

Over $1 billion	0.10

Goldman Sachs MarketBeta U.S. 1000 Equity ETF

First $300 million	0.15%

Next $700 million	0.10

Next $4 billion	0.09

Over $5 billion	0.08

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with each Fund and its shareholders as assets under management reach those asset levels. The Trustees considered the amount of assets in each Fund and information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group. Upon reviewing these matters, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Goldman Sachs MarketBeta Total International Equity ETF, which had asset levels above the first breakpoint during the prior fiscal year, and the Goldman Sachs MarketBeta U.S. 1000 Equity ETF, which had asset levels above the second breakpoint during the prior fiscal year.

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GOLDMAN SACHS MARKETBETA® ETFS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (b) fees earned by the Investment Adviser for managing the funds in which the Funds’ securities lending cash collateral is invested; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (f) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (g) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the ETF marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by each Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2025.

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GOLDMAN SACHS MARKETBETA® ETFS II

Goldman Sachs MarketBeta ETFs II — Tax Information (Unaudited)

From distributions paid during the fiscal year ended August 31, 2024, the total amount of income received by the MarketBeta Total International Equity ETF from sources within foreign countries and possessions of the United States was $0.1903 per share, all of which is attributable to qualified passive income. The percentage of net investment income dividends paid from foreign sources by the MarketBeta Total International Equity ETF was 59.16%. The total amount of taxes paid by the MarketBeta Total International Equity ETF to foreign countries was $0.0197 per share.

For the fiscal year ended August 31, 2024, 100% and 79.40% of the dividends paid from net investment company taxable income by the MarketBeta U.S. 1000 Equity ETF and MarketBeta Total International Equity ETF, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

For the fiscal year ended August 31, 2024, 94.53% of the dividends paid from net investment company taxable income by MarketBeta U.S. 1000 Equity ETF qualify for the dividends received deduction available to corporations.

89

TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Dwight L. Bush Principal Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith, Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Paul C. Wirth THE BANK OF NEW YORK MELLON Transfer Agent ALPS DISTRIBUTORS, INC. Distributor GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2024 Goldman Sachs. All rights reserved. MCEQWGETFAR-24

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs ETF Trust II’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on November 3, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs ETF Trust II

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs ETF Trust II

Date:	November 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs ETF Trust II

Date:	November 5, 2024

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs ETF Trust II

Date:	November 5, 2024